UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/13

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.3%

COMMON STOCK — 62.2%
Basic Materials — 1.9%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	5,995	$522,284
Airgas, Inc.	72	7,139
CF Industries Holdings, Inc.	6,178	1,176,106
The Dow Chemical Co.	14,573	464,004
E.I. du Pont de Nemours & Co.	12,660	622,366
Eastman Chemical Co.	3,670	256,423
Ecolab, Inc.	2,222	178,160
International Flavors & Fragrances, Inc.	2,660	203,942
LyondellBasell Industries NV Class A	26,500	1,677,185
Monsanto Co.	20,114	2,124,642
The Mosaic Co.	5,500	327,855
PPG Industries, Inc.	5,219	699,033
Praxair, Inc.	306	34,131
The Sherwin-Williams Co.	2,813	475,088
Sigma-Aldrich Corp.	1,346	104,557

		8,872,915

Forest Products & Paper — 0.1%
International Paper Co.	13,687	637,541
MeadWestvaco Corp.	1,887	68,498

		706,039

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	45	1,427
Cliffs Natural Resources, Inc.	1,246	23,687
Nucor Corp.	2,356	108,729
United States Steel Corp.	24,242	472,719

		606,562

Mining — 0.3%
Alcoa, Inc.	87,126	742,314
Freeport-McMoRan Copper & Gold, Inc.	16,764	554,888
Newmont Mining Corp.	2,370	99,279
Vulcan Materials Co.	10,165	525,531

		1,922,012

		12,107,528

Communications — 8.1%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	7,722	100,618
Omnicom Group, Inc.	7,247	426,848

		527,466

	Number of Shares	Value
Internet — 2.2%
Akamai Technologies, Inc. (a)	3,326	$117,375
Amazon.com, Inc. (a)	8,780	2,339,782
eBay, Inc. (a)	31,277	1,695,839
Expedia, Inc.	16,267	976,183
F5 Networks, Inc. (a)	770	68,592
Google, Inc. Class A (a)	6,220	4,938,867
Netflix, Inc. (a)	659	124,821
Priceline.com, Inc. (a)	1,551	1,066,979
Symantec Corp. (a)	41,255	1,018,173
TripAdvisor, Inc. (a)	67	3,519
VeriSign, Inc. (a)	20,091	949,902
Yahoo!, Inc. (a)	30,529	718,347

		14,018,379

Media — 2.7%
Cablevision Systems Corp. Class A	53,200	795,872
CBS Corp. Class B	20,657	964,475
Comcast Corp. Class A	123,512	5,188,739
DIRECTV (a)	20,228	1,145,107
Discovery Communications, Inc. Series A (a)	5,900	464,566
Gannett Co., Inc.	36,512	798,517
The McGraw-Hill Cos., Inc.	3,548	184,780
News Corp. Class A	56,167	1,714,217
Scripps Networks Interactive Class A	1,472	94,709
Time Warner Cable, Inc.	10,036	964,058
Time Warner, Inc.	39,215	2,259,568
Viacom, Inc. Class B	15,010	924,166
The Walt Disney Co.	19,512	1,108,282
The Washington Post Co. Class B	1,502	671,394

		17,278,450

Telecommunications — 3.1%
AT&T, Inc.	166,009	6,090,870
CenturyLink, Inc.	22,728	798,435
Cisco Systems, Inc.	247,742	5,180,285
Corning, Inc.	18,967	252,830
Crown Castle International Corp. (a)	4,100	285,524
Frontier Communications Corp.	207,056	824,083
Harris Corp.	7,170	332,258
JDS Uniphase Corp. (a)	23	308
Juniper Networks, Inc. (a)	9,089	168,510
MetroPCS Communications, Inc. (a)	29,474	321,267
Motorola Solutions, Inc.	6,937	444,176
QUALCOMM, Inc.	30,300	2,028,585
Sprint Nextel Corp. (a)	139,573	866,748
Verizon Communications, Inc.	43,855	2,155,473
Windstream Corp.	2,156	17,140

		19,766,492

		51,590,787

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 5.0%
Airlines — 0.3%
Southwest Airlines Co.	162,483	$2,190,271

Apparel — 0.2%
Nike, Inc. Class B	11,882	701,157
Ralph Lauren Corp.	960	162,538
VF Corp.	990	166,072

		1,029,767

Auto Manufacturers — 0.2%
Ford Motor Co.	96,213	1,265,201
Paccar, Inc.	22	1,112

		1,266,313

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	1,700	131,478
Delphi Automotive PLC	7,200	319,680
The Goodyear Tire & Rubber Co. (a)	39,951	503,782
Johnson Controls, Inc.	1,072	37,595

		992,535

Distribution & Wholesale — 0.0%
Fastenal Co.	82	4,211
Genuine Parts Co.	3,034	236,652
W.W. Grainger, Inc.	2	450

		241,313

Entertainment — 0.1%
International Game Technology	38,091	628,501

Home Builders — 0.2%
D.R. Horton, Inc.	4,347	105,632
Lennar Corp. Class A	2,100	87,108
PulteGroup, Inc. (a)	37,773	764,526

		957,266

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	83,414
Whirlpool Corp.	2,933	347,443

		430,857

Housewares — 0.1%
Newell Rubbermaid, Inc.	15,438	402,932

Leisure Time — 0.0%
Carnival Corp.	4,464	153,115
Harley-Davidson, Inc.	1,602	85,387

		238,502

Lodging — 0.2%
Marriott International, Inc. Class A	4,469	188,726
Starwood Hotels & Resorts Worldwide, Inc.	5,515	351,471
Wyndham Worldwide Corp.	3,709	239,156
Wynn Resorts Ltd.	2,968	371,475

		1,150,828

	Number of Shares	Value
Retail — 3.3%
Abercrombie & Fitch Co. Class A	6,834	$315,731
AutoNation, Inc. (a)	499	21,831
AutoZone, Inc. (a)	1,004	398,357
Bed Bath & Beyond, Inc. (a)	664	42,775
Best Buy Co., Inc.	6,092	134,938
Coach, Inc.	920	45,991
Costco Wholesale Corp.	13,136	1,393,861
CVS Caremark Corp.	48,964	2,692,530
Darden Restaurants, Inc.	3,254	168,167
Dollar Tree, Inc. (a)	40	1,937
Family Dollar Stores, Inc.	35	2,067
GameStop Corp. Class A	42,651	1,192,948
The Gap, Inc.	14,890	527,106
The Home Depot, Inc.	39,307	2,742,842
J.C. Penney Co., Inc.	29	438
Kohl’s Corp.	2,930	135,161
L Brands, Inc.	7,550	337,183
Lowe’s Cos., Inc.	33,095	1,254,962
Macy’s, Inc.	11,351	474,926
McDonald’s Corp.	4,370	435,645
Nordstrom, Inc.	4,008	221,362
O’Reilly Automotive, Inc. (a)	4,273	438,196
PetSmart, Inc.	3,900	242,190
PVH Corp.	2,210	236,050
Ross Stores, Inc.	8,392	508,723
Staples, Inc.	33,565	450,778
Starbucks Corp.	13,477	767,650
Target Corp.	11,486	786,217
Tiffany & Co.	2	139
The TJX Cos., Inc.	23,106	1,080,206
Urban Outfitters, Inc. (a)	4,400	170,456
Wal-Mart Stores, Inc.	37,222	2,785,322
Walgreen Co.	22,557	1,075,518
Yum! Brands, Inc.	3,535	254,308

		21,336,511

Textiles — 0.0%
Cintas Corp.	3,978	175,549

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	5,961	261,926
Mattel, Inc.	7,990	349,882

		611,808

		31,652,953

Consumer, Non-cyclical — 14.7%
Agriculture — 1.2%
Altria Group, Inc.	85,759	2,949,252
Archer-Daniels-Midland Co.	13,492	455,085
Lorillard, Inc.	13,612	549,244
Philip Morris International, Inc.	31,536	2,923,702

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reynolds American, Inc.	14,234	$633,271

		7,510,554

Beverages — 1.3%
Brown-Forman Corp. Class B	6	428
The Coca-Cola Co.	69,230	2,799,661
Coca-Cola Enterprises, Inc.	23,778	877,884
Constellation Brands, Inc. Class A (a)	12,412	591,308
Dr. Pepper Snapple Group, Inc.	3,904	183,293
Molson Coors Brewing Co. Class B	14,033	686,635
Monster Beverage Corp. (a)	2,200	105,028
PepsiCo, Inc.	42,560	3,366,921

		8,611,158

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc. (a)	920	84,769
Amgen, Inc.	33,931	3,478,267
Biogen Idec, Inc. (a)	4,232	816,395
Celgene Corp. (a)	10,298	1,193,641
Life Technologies Corp. (a)	1,811	117,045

		5,690,117

Commercial Services — 1.4%
The ADT Corp.	1,300	63,622
Apollo Group, Inc. Class A (a)	40,354	701,756
Automatic Data Processing, Inc.	6,309	410,211
Equifax, Inc.	4,642	267,333
H&R Block, Inc.	43,463	1,278,681
Iron Mountain, Inc.	3,545	128,719
MasterCard, Inc. Class A	1,670	903,687
McKesson Corp.	5,185	559,773
Moody’s Corp.	12,730	678,764
Paychex, Inc.	5,164	181,101
Quanta Services, Inc. (a)	2,013	57,532
Robert Half International, Inc.	1,826	68,530
Total System Services, Inc.	2,607	64,601
Visa, Inc. Class A	17,168	2,915,813
Western Union Co.	44,888	675,116

		8,955,239

Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	34,792	721,238
Colgate-Palmolive Co.	7,418	875,547
The Estee Lauder Cos., Inc. Class A	1,310	83,879
The Procter & Gamble Co.	88,229	6,798,927

		8,479,591

Foods — 1.0%
Campbell Soup Co.	724	32,841
ConAgra Foods, Inc.	10,774	385,817
Dean Foods Co. (a)	2,299	41,681
General Mills, Inc.	11,462	565,191
H.J. Heinz Co.	9,161	662,065
The Hershey Co.	4,047	354,234
Hormel Foods Corp.	566	23,387

	Number of Shares	Value
The J.M. Smucker Co.	3,145	$311,858
Kellogg Co.	6,328	407,713
Kraft Foods Group, Inc.	11,758	605,890
The Kroger Co.	15,529	514,631
McCormick & Co., Inc.	161	11,841
Mondelez International, Inc. Class A	23,975	733,875
Safeway, Inc.	12,700	334,645
Sysco Corp.	4,234	148,910
Tyson Foods, Inc. Class A	33,201	824,049
Whole Foods Market, Inc.	2,125	184,344

		6,142,972

Health Care – Products — 2.1%
Baxter International, Inc.	2,161	156,975
Becton, Dickinson & Co.	9,706	927,991
Boston Scientific Corp. (a)	44,604	348,357
C.R. Bard, Inc.	1,212	122,145
CareFusion Corp. (a)	35,990	1,259,290
Covidien PLC	12,900	875,136
Intuitive Surgical, Inc. (a)	56	27,507
Johnson & Johnson	66,152	5,393,373
Medtronic, Inc.	43,648	2,049,710
St. Jude Medical, Inc.	21,391	865,052
Stryker Corp.	8,550	557,802
Varian Medical Systems, Inc. (a)	1,097	78,984
Zimmer Holdings, Inc.	6,515	490,058

		13,152,380

Health Care – Services — 0.9%
Aetna, Inc.	10,820	553,119
Cigna Corp.	11,592	722,993
Coventry Health Care, Inc.	15,077	709,071
DaVita HealthCare Partners, Inc. (a)	1,865	221,170
Humana, Inc.	9,994	690,685
Laboratory Corporation of America Holdings (a)	1,842	166,148
Quest Diagnostics, Inc.	5,909	333,563
Tenet Healthcare Corp. (a)	6,149	292,570
UnitedHealth Group, Inc.	29,564	1,691,357
WellPoint, Inc.	8,456	560,041

		5,940,717

Household Products — 0.5%
Avery Dennison Corp.	36,515	1,572,701
Beam, Inc.	863	54,835
The Clorox Co.	2,243	198,573
Kimberly-Clark Corp.	11,555	1,132,159

		2,958,268

Pharmaceuticals — 4.1%
Abbott Laboratories	62,222	2,197,681
AbbVie, Inc.	85,222	3,475,353
Actavis, Inc. (a)	1,956	180,167
Allergan, Inc.	5,875	655,826
AmerisourceBergen Corp.	7,507	386,235

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bristol-Myers Squibb Co.	25,467	$1,048,986
Cardinal Health, Inc.	15,878	660,842
DENTSPLY International, Inc.	5,056	214,476
Eli Lilly & Co.	58,714	3,334,368
Express Scripts Holding Co. (a)	27,001	1,556,608
Forest Laboratories, Inc. (a)	3,816	145,161
Gilead Sciences, Inc. (a)	18,270	893,951
Hospira, Inc. (a)	3,317	108,897
Mead Johnson Nutrition Co.	6,412	496,609
Merck & Co., Inc.	79,883	3,533,225
Mylan, Inc. (a)	9,147	264,714
Patterson Cos., Inc.	26,386	1,003,724
Perrigo Co.	210	24,933
Pfizer, Inc.	200,892	5,797,743

		25,979,499

		93,420,495

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	12,537	343,890

Energy — 5.9%
Coal — 0.1%
CONSOL Energy, Inc.	1,081	36,376
Peabody Energy Corp.	8,276	175,037

		211,413

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	47,500	1,280,600

Oil & Gas — 5.1%
Anadarko Petroleum Corp.	3,638	318,143
Apache Corp.	6,321	487,728
Cabot Oil & Gas Corp.	74	5,003
Chesapeake Energy Corp.	190	3,878
Chevron Corp.	54,948	6,528,921
ConocoPhillips	13,839	831,724
Denbury Resources, Inc. (a)	21,274	396,760
Devon Energy Corp.	5,147	290,394
Diamond Offshore Drilling, Inc.	9,678	673,202
Ensco PLC Class A	20,000	1,200,000
EOG Resources, Inc.	4	512
EQT Corp.	97	6,572
Exxon Mobil Corp.	124,337	11,204,007
Helmerich & Payne, Inc.	8,600	522,020
Hess Corp.	3,032	217,122
Marathon Oil Corp.	16,727	564,034
Marathon Petroleum Corp.	20,613	1,846,925
Murphy Oil Corp.	7,111	453,184
Nabors Industries Ltd.	43,565	706,624
Newfield Exploration Co. (a)	2,100	47,082
Noble Corp.	5,700	217,455
Noble Energy, Inc.	1,628	188,294

	Number of Shares	Value
Occidental Petroleum Corp.	3,715	$291,145
Phillips 66	39,969	2,796,631
Pioneer Natural Resources Co.	1	124
QEP Resources, Inc.	89	2,834
Range Resources Corp.	99	8,023
Rowan Cos. PLC Class A (a)	99	3,501
Tesoro Corp.	21,987	1,287,339
Valero Energy Corp.	33,700	1,533,013
WPX Energy, Inc. (a)	3,382	54,180

		32,686,374

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	9,331	433,052
Cameron International Corp. (a)	6	391
FMC Technologies, Inc. (a)	40	2,176
Halliburton Co.	23,067	932,137
National Oilwell Varco, Inc.	2,194	155,225
Schlumberger Ltd.	15,964	1,195,544

		2,718,525

Pipelines — 0.1%
ONEOK, Inc.	5,400	257,418
Spectra Energy Corp.	5,464	168,018
The Williams Cos., Inc.	2,148	80,464

		505,900

		37,402,812

Financial — 10.4%
Banks — 3.1%
Bank of America Corp.	373,798	4,552,860
Bank of New York Mellon Corp.	34,507	965,851
BB&T Corp.	18,566	582,787
Capital One Financial Corp.	15,942	876,013
Comerica, Inc.	7,221	259,595
Fifth Third Bancorp	40,021	652,742
First Horizon National Corp.	92	982
Huntington Bancshares, Inc.	44,500	328,855
KeyCorp	39,364	392,065
M&T Bank Corp.	3,565	367,765
Northern Trust Corp.	3,859	210,547
PNC Financial Services Group, Inc.	14,518	965,447
Regions Financial Corp.	74,815	612,735
State Street Corp.	23,776	1,404,924
SunTrust Banks, Inc.	27,200	783,632
U.S. Bancorp	41,702	1,414,949
Wells Fargo & Co.	145,316	5,375,239
Zions Bancorp	2,741	68,498

		19,815,486

Diversified Financial — 3.3%
American Express Co.	24,049	1,622,346
Ameriprise Financial, Inc.	7,136	525,566
BlackRock, Inc.	4,030	1,035,226
The Charles Schwab Corp.	18,512	327,477

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	86,151	$3,811,320
CME Group, Inc.	3,390	208,112
Discover Financial Services	14,883	667,354
E*TRADE Financial Corp. (a)	61	653
Franklin Resources, Inc.	2,999	452,279
The Goldman Sachs Group, Inc.	19,510	2,870,897
IntercontinentalExchange, Inc. (a)	1,076	175,463
Invesco Ltd.	6,812	197,276
JP Morgan Chase & Co.	134,122	6,365,430
Legg Mason, Inc.	526	16,911
Morgan Stanley	63,697	1,400,060
The NASDAQ OMX Group, Inc.	2,945	95,124
NYSE Euronext	8,932	345,132
SLM Corp.	14,691	300,872
T. Rowe Price Group, Inc.	6,606	494,591

		20,912,089

Insurance — 3.3%
ACE Ltd.	10,000	889,700
Aflac, Inc.	13,272	690,409
The Allstate Corp.	22,735	1,115,606
American International Group, Inc. (a)	53,546	2,078,656
Aon PLC	7,535	463,402
Assurant, Inc.	16,096	724,481
Berkshire Hathaway, Inc. Class B (a)	49,656	5,174,155
The Chubb Corp.	8,220	719,496
Cincinnati Financial Corp.	13,519	637,962
Genworth Financial, Inc. Class A (a)	64,529	645,290
The Hartford Financial Services Group, Inc.	21,852	563,782
Lincoln National Corp.	25,151	820,174
Loews Corp.	3,883	171,124
Marsh & McLennan Cos., Inc.	5,213	197,938
MetLife, Inc.	36,690	1,394,954
Principal Financial Group, Inc.	12,429	422,959
The Progressive Corp.	15,014	379,404
Prudential Financial, Inc.	14,027	827,453
Torchmark Corp.	3,855	230,529
The Travelers Cos., Inc.	16,597	1,397,301
Unum Group	22,331	630,851
XL Group PLC	42,288	1,281,326

		21,456,952

Real Estate — 0.0%
CBRE Group, Inc. (a)	87	2,197

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.	789	60,690
Apartment Investment & Management Co. Class A	6,585	201,896
AvalonBay Communities, Inc.	981	124,263
Boston Properties, Inc.	2,123	214,550
Equity Residential	4,156	228,829
HCP, Inc.	8,835	440,513

	Number of Shares	Value
Health Care REIT, Inc.	2,572	$174,665
Host Hotels & Resorts, Inc.	9,837	172,049
Kimco Realty Corp.	7,667	171,741
Plum Creek Timber Co., Inc.	3,563	185,989
Prologis, Inc.	5,138	205,417
Public Storage	2,223	338,607
Simon Property Group, Inc.	3,235	512,942
Ventas, Inc.	2,625	192,150
Vornado Realty Trust	2,373	198,478
Weyerhaeuser Co.	15,226	477,792

		3,900,571

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	44,530	384,739
People’s United Financial, Inc.	5,451	73,262

		458,001

		66,545,296

Industrial — 6.4%
Aerospace & Defense — 1.4%
The Boeing Co.	26,872	2,306,961
General Dynamics Corp.	9,022	636,141
L-3 Communications Holdings, Inc.	16,220	1,312,522
Lockheed Martin Corp.	4,955	478,257
Northrop Grumman Corp.	17,518	1,228,888
Raytheon Co.	12,959	761,860
Rockwell Collins, Inc.	4,768	300,956
United Technologies Corp.	19,310	1,804,133

		8,829,718

Building Materials — 0.1%
Masco Corp.	36,825	745,706

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	24,669	1,378,257
Molex, Inc.	8,594	251,632

		1,629,889

Electronics — 0.2%
Agilent Technologies, Inc.	3,063	128,554
Amphenol Corp. Class A	3,532	263,664
FLIR Systems, Inc.	52	1,352
Garmin Ltd.	4,500	148,680
Jabil Circuit, Inc.	12,747	235,565
PerkinElmer, Inc.	1,020	34,313
TE Connectivity Ltd.	10,000	419,300
Waters Corp. (a)	1,050	98,605

		1,330,033

Engineering & Construction — 0.4%
Fluor Corp.	25,709	1,705,278
Jacobs Engineering Group, Inc. (a)	15,320	861,597

		2,566,875

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.1%
Republic Services, Inc.	22,037	$727,221
Stericycle, Inc. (a)	97	10,300
Waste Management, Inc.	3,073	120,492

		858,013

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	138,192
Stanley Black & Decker, Inc.	3,929	318,131

		456,323

Health Care – Services — 0.1%
Thermo Fisher Scientific, Inc.	9,491	725,967

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	1,615	140,456
Ingersoll-Rand PLC	10,100	555,601
Joy Global, Inc.	1,800	107,136

		803,193

Machinery – Diversified — 0.3%
Cummins, Inc.	205	23,741
Deere & Co.	4,850	417,003
Flowserve Corp.	1,590	266,659
Rockwell Automation, Inc.	3,933	339,615
Roper Industries, Inc.	4,963	631,839
Xylem, Inc.	3,355	92,464

		1,771,321

Manufacturing — 2.5%
3M Co.	15,762	1,675,658
Danaher Corp.	14,256	886,010
Dover Corp.	5,173	377,008
Eaton Corp. PLC	2,666	163,293
General Electric Co.	349,486	8,080,116
Honeywell International, Inc.	22,282	1,678,949
Illinois Tool Works, Inc.	13,455	819,948
Leggett & Platt, Inc.	2,786	94,111
Pall Corp.	2,761	188,770
Parker Hannifin Corp.	3,948	361,558
Pentair Ltd.	623	32,863
Textron, Inc.	35,872	1,069,344
Tyco International Ltd.	7,800	249,600

		15,677,228

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	6	1,138

Packaging & Containers — 0.3%
Ball Corp.	10,802	513,959
Bemis Co., Inc.	9,296	375,187
Owens-Illinois, Inc. (a)	38,816	1,034,446
Sealed Air Corp.	53	1,278

		1,924,870

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	920	54,703

	Number of Shares	Value
CSX Corp.	11,507	$283,417
Expeditors International of Washington, Inc.	26	928
FedEx Corp.	1,240	121,768
Norfolk Southern Corp.	4,413	340,154
Ryder System, Inc.	3,738	223,346
Union Pacific Corp.	11,236	1,600,119
United Parcel Service, Inc. Class B	13,830	1,187,997

		3,812,432

		41,132,706

Technology — 7.7%
Commercial Services — 0.0%
SAIC, Inc.	3,678	49,837

Computers — 4.1%
Accenture PLC Class A	17,100	1,299,087
Apple, Inc.	23,111	10,229,622
Cognizant Technology Solutions Corp. Class A (a)	2,578	197,501
Computer Sciences Corp.	26,126	1,286,183
Dell, Inc.	50,031	716,944
EMC Corp. (a)	41,824	999,175
Hewlett-Packard Co.	92,074	2,195,044
International Business Machines Corp.	27,170	5,795,361
NetApp, Inc. (a)	20,298	693,380
SanDisk Corp. (a)	3	165
Seagate Technology PLC	37,400	1,367,344
Teradata Corp. (a)	986	57,691
Western Digital Corp.	26,952	1,355,146

		26,192,643

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	112,489	1,671,587
Xerox Corp.	121,345	1,043,567

		2,715,154

Semiconductors — 0.8%
Advanced Micro Devices, Inc. (a)	101,857	259,735
Altera Corp.	1,086	38,520
Analog Devices, Inc.	4,354	202,417
Applied Materials, Inc.	65,339	880,770
Broadcom Corp. Class A	5,164	179,036
Intel Corp.	42,523	929,128
KLA-Tencor Corp.	6,589	347,504
Lam Research Corp. (a)	2,223	92,166
Linear Technology Corp.	4,005	153,672
LSI Corp. (a)	5,228	35,446
Microchip Technology, Inc.	21	772
Micron Technology, Inc. (a)	34,317	342,484
NVIDIA Corp.	326	4,179
Teradyne, Inc. (a)	4,350	70,557
Texas Instruments, Inc.	27,874	988,969

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	7,556	$288,412

		4,813,767

Software — 2.4%
Adobe Systems, Inc. (a)	9,440	410,734
Autodesk, Inc. (a)	2,937	121,122
BMC Software, Inc. (a)	14,012	649,176
CA, Inc.	35,073	882,788
Cerner Corp. (a)	2,100	198,975
Citrix Systems, Inc. (a)	3,177	229,252
The Dun & Bradstreet Corp.	2,496	208,790
Electronic Arts, Inc. (a)	3,737	66,145
Fidelity National Information Services, Inc.	11,500	455,630
Fiserv, Inc. (a)	4,238	372,224
Intuit, Inc.	3,450	226,493
Microsoft Corp.	208,595	5,967,903
Oracle Corp.	161,557	5,224,753
Red Hat, Inc. (a)	521	26,342
Salesforce.com, Inc. (a)	2,511	449,042

		15,489,369

		49,260,770

Utilities — 2.0%
Electric — 1.9%
The AES Corp.	34,387	432,245
Ameren Corp.	5,260	184,205
American Electric Power Co., Inc.	18,485	898,926
CenterPoint Energy, Inc.	20,531	491,923
CMS Energy Corp.	7,903	220,810
Consolidated Edison, Inc.	1,382	84,343
Dominion Resources, Inc.	6,316	367,465
DTE Energy Co.	7,260	496,148
Duke Energy Corp.	15,190	1,102,642
Edison International	15,226	766,172
Entergy Corp.	8,098	512,118
Exelon Corp.	5,040	173,779
FirstEnergy Corp.	7,780	328,316
Integrys Energy Group, Inc.	1,254	72,933
NextEra Energy, Inc.	16,230	1,260,746
Northeast Utilities	6,912	300,396
NRG Energy, Inc.	42,800	1,133,772
Pepco Holdings, Inc.	5,243	112,200
PG&E Corp.	4,716	210,003
Pinnacle West Capital Corp.	2,296	132,915
PPL Corp.	22,018	689,384
Public Service Enterprise Group, Inc.	11,424	392,300
SCANA Corp.	4,747	242,857
The Southern Co.	23,322	1,094,268
TECO Energy, Inc.	1,095	19,513
Wisconsin Energy Corp.	4,382	187,944

	Number of Shares	Value
Xcel Energy, Inc.	17,072	$507,038

		12,415,361

Gas — 0.1%
AGL Resources, Inc.	6,962	292,056
NiSource, Inc.	713	20,920
Sempra Energy	1,561	124,786

		437,762

Pipelines — 0.0%
Kinder Morgan, Inc.	38	1,470

		12,854,593

TOTAL COMMON STOCK (Cost $254,607,694)		396,311,830

PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	29	37

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	20,000	523,600

TOTAL PREFERRED STOCK (Cost $500,040)		523,637

TOTAL EQUITIES (Cost $255,107,734)		396,835,467

	Principal Amount
BONDS & NOTES — 33.6%

CORPORATE DEBT — 14.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$200,000	199,953
WPP Finance 8.000% 9/15/14	430,000	472,060
WPP Finance 2010 4.750% 11/21/21	85,000	91,808

		763,821

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	305,371
Goodrich Corp. 6.125% 3/01/19	110,000	137,578
L-3 Communications Corp. 4.750% 7/15/20	25,000	27,654

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Technologies Corp. 6.125% 7/15/38	$80,000	$104,139

		574,742

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	195,000	191,703
Altria Group, Inc. 4.250% 8/09/42	105,000	98,947
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	232,738
Philip Morris International, Inc. 6.375% 5/16/38	35,000	45,380

		568,768

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (b) 2.625% 9/15/16	200,000	208,539
Volvo Treasury AB (b) 5.950% 4/01/15	500,000	543,021

		751,560

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	280,000	312,200
Lear Corp. (b) 4.750% 1/15/23	75,000	73,125

		385,325

Banks — 0.9%
Associated Banc-Corp. 5.125% 3/28/16	350,000	382,733
Bank of America Corp. 3.625% 3/17/16	200,000	212,157
Bank of America Corp. 4.500% 4/01/15	175,000	185,434
Bank of America Corp. 5.875% 2/07/42	95,000	112,863
Bank of America Corp. Series L 5.650% 5/01/18	360,000	416,451
Capital One Financial Corp. 2.125% 7/15/14	125,000	126,955
Capital One Financial Corp. 7.375% 5/23/14	170,000	182,490
Credit Suisse AG 5.400% 1/14/20	365,000	409,114
Credit Suisse New York 5.500% 5/01/14	125,000	131,506
Discover Bank 2.000% 2/21/18	250,000	250,752
Export-Import Bank of Korea 1.750% 2/27/18	55,000	54,833
Export-Import Bank of Korea 4.000% 1/11/17	200,000	217,844

	Principal Amount	Value
First Horizon National Corp. 5.375% 12/15/15	$360,000	$391,610
FirstMerit Corp. 4.350% 2/04/23	80,000	82,921
HSBC Holdings PLC 6.500% 9/15/37	125,000	153,110
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	416,911
ICICI Bank Ltd. (b) 4.750% 11/25/16	225,000	240,852
ICICI Bank Ltd. (b) 5.500% 3/25/15	355,000	377,080
Regions Financial Corp. 5.750% 6/15/15	260,000	282,126
The Toronto-Dominion Bank 2.375% 10/19/16	250,000	261,548
UBS AG 5.750% 4/25/18	275,000	325,782
Wachovia Bank NA 6.600% 1/15/38	50,000	66,219
Wells Fargo & Co. 3.450% 2/13/23	345,000	347,318

		5,628,609

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	34,141
Molson Coors Brewing Co. 5.000% 5/01/42	75,000	79,407
Pernod-Ricard SA (b) 2.950% 1/15/17	300,000	315,088

		428,636

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	241,430

Building Materials — 0.4%
CRH America, Inc. 8.125% 7/15/18	220,000	273,417
Lafarge North America, Inc. 6.875% 7/15/13	430,000	436,880
Lafarge SA (b) 6.200% 7/09/15	600,000	642,000
Masco Corp. 4.800% 6/15/15	560,000	589,689
Masco Corp. 7.125% 8/15/13	200,000	204,049
Owens Corning, Inc. 4.200% 12/15/22	230,000	235,232
Owens Corning, Inc. 9.000% 6/15/19	55,000	70,468

		2,451,735

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.4%
Cabot Corp. 5.000% 10/01/16	$390,000	$434,130
Cytec Industries, Inc. 3.500% 4/01/23	65,000	65,165
Cytec Industries, Inc. 8.950% 7/01/17	75,000	93,145
The Dow Chemical Co. 3.000% 11/15/22	225,000	221,130
The Dow Chemical Co. 8.550% 5/15/19	65,000	87,371
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	36,909
Ecolab, Inc. 4.350% 12/08/21	75,000	82,751
Incitiec Pivot Ltd (b) 4.000% 12/07/15	300,000	314,208
Methanex Corp. 5.250% 3/01/22	20,000	22,304
RPM International, Inc. 3.450% 11/15/22	250,000	247,788
RPM International, Inc. 6.125% 10/15/19	100,000	117,410
RPM International, Inc. 6.250% 12/15/13	325,000	336,292
Valspar Corp. 7.250% 6/15/19	125,000	154,805

		2,213,408

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	261,005
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	254,700
ERAC USA Finance Co. (b) 6.700% 6/01/34	78,000	95,420
ERAC USA Finance LLC (b) 3.300% 10/15/22	150,000	151,112

		762,237

Computers — 0.1%
Brocade Communications Systems, Inc. 6.875% 1/15/20	20,000	21,900
Hewlett-Packard Co. 2.125% 9/13/15	165,000	167,282
Hewlett-Packard Co. 2.200% 12/01/15	250,000	254,902
International Business Machines Corp. 5.600% 11/30/39	140,000	174,378

		618,462

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 5.000% 3/15/23	145,000	148,780

	Principal Amount	Value
The Procter & Gamble Co. 5.800% 8/15/34	$45,000	$58,319

		207,099

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	105,000	105,908

Diversified Financial — 2.0%
American Express Co. 6.150% 8/28/17	230,000	275,126
American Express Co. 8.125% 5/20/19	135,000	181,600
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	683,522
BlackRock, Inc. 5.000% 12/10/19	90,000	106,785
BlackRock, Inc. 6.250% 9/15/17	225,000	273,710
Citigroup, Inc. 4.750% 5/19/15	10,000	10,727
Citigroup, Inc. 5.375% 8/09/20	245,000	286,833
Citigroup, Inc. 5.500% 10/15/14	185,000	197,413
Citigroup, Inc. 5.500% 2/15/17	500,000	556,015
Citigroup, Inc. 5.875% 1/30/42	100,000	119,514
Citigroup, Inc. 6.375% 8/12/14	370,000	396,518
Citigroup, Inc. 8.125% 7/15/39	90,000	131,924
Citigroup, Inc. 8.500% 5/22/19	123,000	163,867
CNH Capital LLC 3.875% 11/01/15	380,000	389,500
Eaton Vance Corp. 6.500% 10/02/17	85,000	102,082
Ford Motor Credit Co. LLC 2.750% 5/15/15	75,000	76,557
Ford Motor Credit Co. LLC 3.000% 6/12/17	240,000	246,139
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,175,000	1,221,490
Ford Motor Credit Co. LLC 8.700% 10/01/14	130,000	143,605
General Electric Capital Corp. 1.600% 11/20/17	200,000	200,756
General Electric Capital Corp. 3.350% 10/17/16	410,000	440,245
General Electric Capital Corp. 4.625% 1/07/21	225,000	253,307

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 6.000% 8/07/19	$145,000	$176,039
General Electric Capital Corp. 6.875% 1/10/39	260,000	340,660
The Goldman Sachs Group, Inc. 1.600% 11/23/15	290,000	292,656
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	127,439
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	802,139
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	256,342
The Goldman Sachs Group, Inc. 5.625% 1/15/17	455,000	509,413
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	232,545
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	71,301
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	78,141
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	84,044
Hyundai Capital America (b) 1.625% 10/02/15	145,000	145,990
International Lease Finance Corp. 3.875% 4/15/18	270,000	269,325
International Lease Finance Corp. 5.750% 5/15/16	360,000	388,800
Janus Capital Group, Inc. 6.700% 6/15/17	255,000	291,903
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	85,053
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	219,184
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	57,320
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	231,927
Lazard Group LLC 6.850% 6/15/17	100,000	114,974
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	126,614
Morgan Stanley 3.800% 4/29/16	150,000	159,139
Morgan Stanley 4.000% 7/24/15	250,000	263,855
Morgan Stanley 5.450% 1/09/17	265,000	296,622
Morgan Stanley 5.625% 9/23/19	235,000	270,222
Morgan Stanley 5.750% 1/25/21	115,000	132,893

	Principal Amount	Value
TD Ameritrade Holding Corp. 4.150% 12/01/14	$90,000	$94,944

		12,576,719

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	140,000	157,325
Ameren Corp. 8.875% 5/15/14	545,000	588,461
CMS Energy Corp. 2.750% 5/15/14	590,000	599,779
CMS Energy Corp. 5.050% 2/15/18	400,000	456,198
CMS Energy Corp. 6.875% 12/15/15	50,000	57,018
Florida Power & Light Co. 4.950% 6/01/35	125,000	143,742
Georgia Power Co. 4.300% 3/15/42	106,000	106,348
IPALCO Enterprises, Inc. 5.000% 5/01/18	400,000	432,000
Kansas Gas & Electric Co. 5.647% 3/29/21	221,967	247,970
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	300,815
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	406,664
National Fuel Gas Co. 3.750% 3/01/23	125,000	126,731
Nevada Power Co. Series N 6.650% 4/01/36	135,000	180,321
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	197,017
NiSource Finance Corp. 5.800% 2/01/42	175,000	196,074
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	18,670
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	55,906
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	146,310
PPL Capital Funding, Inc. 3.500% 12/01/22	150,000	151,107
Southern California Edison Co. 5.950% 2/01/38	105,000	135,853
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	141,446	144,563
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	190,838	209,800
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	202,619

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$225,000	$263,384

		5,524,675

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	541,875
Energizer Holdings, Inc. 4.700% 5/24/22	205,000	218,166

		760,041

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	104,742
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	246,487
Avnet, Inc. 4.875% 12/01/22	190,000	197,044
Jabil Circuit, Inc. 7.750% 7/15/16	185,000	212,981
PerkinElmer, Inc. 5.000% 11/15/21	150,000	164,953

		926,207

Engineering & Construction — 0.0%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	205,938

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	125,000	134,604

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	140,000	153,950
Republic Services, Inc. 5.250% 11/15/21	25,000	29,224

		183,174

Foods — 0.3%
ConAgra Foods, Inc. (b) 4.950% 8/15/20	150,000	171,766
ConAgra Foods, Inc. (b) 6.625% 8/15/39	75,000	93,637
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	244,044
Kraft Foods, Inc. 4.125% 2/09/16	280,000	304,819
Kraft Foods, Inc. 6.500% 2/09/40	90,000	116,872
TreeHouse Foods, Inc. 7.750% 3/01/18	375,000	406,406
Tyson Foods, Inc. 4.500% 6/15/22	175,000	190,422

	Principal Amount	Value
Tyson Foods, Inc. 6.600% 4/01/16	$220,000	$252,009

		1,779,975

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	100,000	112,562
International Paper Co. 7.300% 11/15/39	110,000	145,022
International Paper Co. 9.375% 5/15/19	70,000	96,203
The Mead Corp. 7.550% 3/01/47	260,000	288,299
Plum Creek Timberlands LP 3.250% 3/15/23	195,000	191,914

		834,000

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	104,599
Southern Union Co. VRN 3.316% 5/10/13	250,000	219,375

		323,974

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	149,953

Health Care – Products — 0.0%
Boston Scientific Corp. 6.000% 1/15/20	170,000	198,707
Johnson & Johnson 5.850% 7/15/38	40,000	52,854

		251,561

Health Care – Services — 0.3%
Cigna Corp. 2.750% 11/15/16	175,000	184,737
Cigna Corp. 5.125% 6/15/20	100,000	115,350
HCA, Inc. 8.500% 4/15/19	160,000	176,600
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	78,728
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	74,622
UnitedHealth Group, Inc. 2.750% 2/15/23	80,000	78,914
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	51,797
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	309,537
WellPoint, Inc., Convertible (b) 2.750% 10/15/42	100,000	109,250

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WellPoint, Inc. 3.300% 1/15/23	$175,000	$177,335
WellPoint, Inc. 4.350% 8/15/20	275,000	305,917

		1,662,787

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	260,767
Leucadia National Corp. 7.750% 8/15/13	1,150,000	1,174,438

		1,435,205

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	110,000	112,113
Whirlpool Corp. 5.150% 3/01/43	50,000	50,532
Whirlpool Corp. 8.600% 5/01/14	90,000	97,266

		259,911

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	158,475

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	135,000	137,349
Newell Rubbermaid, Inc. 2.050% 12/01/17	150,000	150,831
Toro Co. 7.800% 6/15/27	165,000	195,565

		483,745

Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	110,000	148,665
The Allstate Corp. 5.550% 5/09/35	150,000	180,181
The Allstate Corp. 7.450% 5/16/19	35,000	46,017
American International Group, Inc. 3.000% 3/20/15	250,000	259,371
American International Group, Inc. 3.650% 1/15/14	55,000	56,283
CNA Financial Corp. 7.350% 11/15/19	180,000	227,840
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	306,487
ING US, Inc. (b) 5.500% 7/15/22	125,000	138,299

	Principal Amount	Value
Lincoln National Corp. 4.300% 6/15/15	$100,000	$107,080
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	228,303
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	117,739
MetLife, Inc. Series A 6.817% 8/15/18	45,000	56,094
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	163,258
Prudential Financial, Inc. 3.875% 1/14/15	210,000	220,947
Prudential Financial, Inc. 4.500% 11/15/20	125,000	140,494
Prudential Financial, Inc. 4.750% 9/17/15	375,000	408,548
Prudential Financial, Inc. VRN 5.200% 3/15/44	305,000	305,763
Prudential Financial, Inc. VRN 5.625% 6/15/43	207,000	214,245
Prudential Financial, Inc. 6.200% 11/15/40	75,000	90,705
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	250,815
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	166,691

		3,833,825

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	300,000	358,483

Investment Companies — 0.1%
Xstrata Finance Canada (b) 1.800% 10/23/15	225,000	227,557
Xstrata Finance Canada (b) 2.850% 11/10/14	225,000	230,600
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	222,012

		680,169

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	257,000	287,320
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	231,727
ArcelorMittal 4.250% 8/05/15	250,000	259,838
ArcelorMittal 5.750% 8/05/20	285,000	300,675
ArcelorMittal 9.500% 2/15/15	555,000	627,150
Cliffs Natural Resources, Inc. 3.950% 1/15/18	175,000	175,705

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.200% 11/15/16	$245,000	$273,149
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	277,731

		2,433,295

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	125,000	125,391

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	274,375
Hyatt Hotels Corp. (b) 5.750% 8/15/15	105,000	114,065
Marriott International, Inc. 3.250% 9/15/22	265,000	266,073
Marriott International, Inc. 5.810% 11/10/15	70,000	77,201
Marriott International, Inc. 6.200% 6/15/16	455,000	521,190
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	48,555
Wyndham Worldwide Corp. 2.500% 3/01/18	200,000	201,133
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	77,179
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	425,000	476,531

		2,056,302

Machinery – Diversified — 0.1%
Roper Industries, Inc. 3.125% 11/15/22	175,000	175,651
Xylem, Inc. 3.550% 9/20/16	200,000	213,271
Xylem, Inc. 4.875% 10/01/21	100,000	112,936

		501,858

Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	160,000	160,008
Eaton Corp. (b) 1.500% 11/02/17	140,000	140,402
General Electric Co. 4.125% 10/09/42	270,000	270,687
Harsco Corp 2.700% 10/15/15	275,000	277,582
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	217,253

	Principal Amount	Value
Tyco Electronics Group SA 6.550% 10/01/17	$200,000	$239,167

		1,305,099

Media — 0.4%
CBS Corp. 7.875% 7/30/30	210,000	277,650
Comcast Corp. 6.400% 5/15/38	175,000	220,090
Globo Comunicacao e Participacoes SA (b) 4.875% 4/11/22	275,000	297,137
NBCUniversal Media LLC 6.400% 4/30/40	20,000	25,358
News America, Inc. 6.900% 8/15/39	100,000	127,309
Scholastic Corp. 5.000% 4/15/13	320,000	320,403
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	160,051
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	129,813
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	58,578
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	85,963
Time Warner, Inc. 4.700% 1/15/21	125,000	140,952
Time Warner, Inc. 6.100% 7/15/40	135,000	156,522
Time Warner, Inc. 6.250% 3/29/41	25,000	29,554
Viacom, Inc. 6.250% 4/30/16	195,000	223,976

		2,253,356

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	132,989

Mining — 0.3%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	80,000	81,096
Freeport-McMoRan Copper & Gold, Inc. (b) 2.375% 3/15/18	105,000	105,439
Freeport-McMoRan Copper & Gold, Inc. (b) 3.875% 3/15/23	185,000	185,535
Freeport-McMoRan Copper & Gold, Inc. (b) 5.450% 3/15/43	155,000	153,186
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	250,000	263,547

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	$255,000	$351,296
Vale Overseas Ltd. 6.250% 1/23/17	305,000	347,988
Vale Overseas Ltd. 6.875% 11/10/39	80,000	91,224
Vulcan Materials Co. 6.500% 12/01/16	105,000	117,600

		1,696,911

Office Equipment/Supplies — 0.1%
Pitney Bowes Inc, Series MTN, MTN 4.750% 1/15/16	125,000	131,396
Xerox Corp. 4.250% 2/15/15	150,000	158,001
Xerox Corp. 5.625% 12/15/19	10,000	11,429

		300,826

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,559

Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	485,000	578,902
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	165,925
Chesapeake Energy Corp. 9.500% 2/15/15	300,000	339,000
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	45,000	39,938
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	440,737
ConocoPhillips 6.500% 2/01/39	110,000	147,095
Devon Energy Corp. 5.600% 7/15/41	175,000	191,218
EQT Corp. 4.875% 11/15/21	110,000	116,549
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	258,121
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	228,217
Newfield Exploration Co. 6.875% 2/01/20	200,000	214,500
Nexen, Inc. 7.500% 7/30/39	25,000	36,348
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	44,215
Petrobras International Finance Co. 3.875% 1/27/16	215,000	224,994
Petrobras International Finance Co. 5.375% 1/27/21	240,000	258,958

	Principal Amount	Value
Petrobras International Finance Co. 6.750% 1/27/41	$100,000	$113,029
Petroleos Mexicanos 5.500% 1/21/21	285,000	327,037
Phillips 66 4.300% 4/01/22	100,000	109,776
Phillips 66 5.875% 5/01/42	100,000	117,455
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	271,415
Rowan Cos., Inc. 4.875% 6/01/22	325,000	353,273
Rowan Cos., Inc. 5.000% 9/01/17	160,000	178,340
Rowan Cos., Inc. 5.400% 12/01/42	180,000	179,724
Shell International Finance BV 5.500% 3/25/40	75,000	93,448
Talisman Energy, Inc. 5.500% 5/15/42	125,000	130,010
Talisman Energy, Inc. 7.750% 6/01/19	205,000	259,855
Transocean, Inc. 4.950% 11/15/15	440,000	476,074
Transocean, Inc. 5.050% 12/15/16	200,000	222,219
Valero Energy Corp. 6.125% 2/01/20	200,000	243,013

		6,359,385

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	232,491
Superior Energy Services, Inc. 7.125% 12/15/21	250,000	279,688
Weatherford International Ltd. 4.500% 4/15/22	125,000	128,762
Weatherford International Ltd. 5.950% 4/15/42	100,000	103,071
Weatherford International Ltd. 6.000% 3/15/18	75,000	85,555

		829,567

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	90,000	101,087
Sonoco Products Co. 4.375% 11/01/21	125,000	135,579

		236,666

Pharmaceuticals — 0.3%
AbbVie, Inc. (b) 4.400% 11/06/42	75,000	75,618

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
McKesson Corp. 4.750% 3/01/21	$150,000	$173,748
McKesson Corp. 6.000% 3/01/41	125,000	161,038
Medco Health Solutions, Inc. 2.750% 9/15/15	250,000	260,648
Merck Sharp & Dohme Corp 5.850% 6/30/39	45,000	58,187
Mylan, Inc. (b) 7.625% 7/15/17	45,000	50,024
Mylan, Inc. (b) 7.875% 7/15/20	575,000	670,977
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	80,000	101,662
Zoetis, Inc. (b) 3.250% 2/01/23	80,000	81,127

		1,633,029

Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	195,367
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	113,616
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	125,364
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	26,339
DCP Midstream Operating LLC 3.875% 3/15/23	40,000	40,216
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	134,155
Enogex LLC (b) 6.875% 7/15/14	590,000	621,248
Enterprise Products Operating LP 3.200% 2/01/16	100,000	106,106
Enterprise Products Operating LP 5.950% 2/01/41	150,000	173,774
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	160,277
Kern River Funding Corp. (b) 4.893% 4/30/18	352,188	384,828
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	151,126
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	143,945
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	12,552
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	165,993
ONEOK Partners LP 3.250% 2/01/16	100,000	105,642

	Principal Amount	Value
ONEOK Partners LP 6.125% 2/01/41	$120,000	$139,557
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	291,383
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	206,254
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	157,239
The Williams Cos., Inc. 3.700% 1/15/23	100,000	99,271
Williams Partners LP 5.250% 3/15/20	365,000	415,948

		3,970,200

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	175,000	192,394
Colonial Realty LP 6.150% 4/15/13	120,000	120,199
Post Apartment Homes LP 3.375% 12/01/22	50,000	50,507

		363,100

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 3.700% 11/15/18	100,000	109,652
Boston Properties LP 4.125% 5/15/21	140,000	151,698
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	220,499
BRE Properties, Inc. 3.375% 1/15/23	220,000	218,469
DDR Corp. 4.625% 7/15/22	300,000	324,517
DDR Corp. 4.750% 4/15/18	60,000	66,332
DDR Corp. 7.875% 9/01/20	60,000	76,288
Developers Diversified Realty Corp. 5.500% 5/01/15	390,000	421,407
Duke Realty LP 3.625% 4/15/23	150,000	150,194
Duke Realty LP 8.250% 8/15/19	225,000	291,395
ERP Operating LP 4.625% 12/15/21	75,000	84,102
HCP, Inc. 2.625% 2/01/20	180,000	181,150
Host Hotels & Resorts LP 9.000% 5/15/17	90,000	94,838
Liberty Property LP 3.375% 6/15/23	125,000	124,099
Realty Income Corp. 2.000% 1/31/18	465,000	468,028

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Realty Income Corp. 3.250% 10/15/22	$250,000	$244,789
Simon Property Group LP 5.650% 2/01/20	35,000	42,223
UDR, Inc. 4.625% 1/10/22	200,000	219,711
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	100,000	107,427
Weingarten Realty Investors 3.500% 4/15/23	210,000	208,956

		3,805,774

Retail — 0.3%
Best Buy Co., Inc. 7.250% 7/15/13	225,000	228,375
CVS Caremark Corp. 6.125% 9/15/39	175,000	216,208
CVS Pass-Through Trust (b) 5.926% 1/10/34	316,305	373,845
Darden Restaurants, Inc. 3.350% 11/01/22	120,000	114,126
The Home Depot, Inc. 5.950% 4/01/41	150,000	190,642
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	110,000	135,225
McDonald’s Corp. 6.300% 10/15/37	100,000	135,161
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	166,387
QVC, Inc. (b) 4.375% 3/15/23	150,000	151,640
QVC, Inc. 5.125% 7/02/22	30,000	31,778
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	460,906

		2,204,293

Savings & Loans — 0.1%
First Niagara Financial Group, Inc. 7.250% 12/15/21	175,000	213,134
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	523,743
Washington Mutual Bank (c) 5.650% 8/15/14	775,000	78

		736,955

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	250,000	297,735
Intel Corp., Convertible 2.950% 12/15/35	200,000	212,250
Micron Technology, Inc., Convertible (b) 2.125% 2/15/33	226,000	255,945

		765,930

	Principal Amount	Value
Software — 0.2%
CA, Inc. 5.375% 12/01/19	$270,000	$305,572
ManTech International Corp. 7.250% 4/15/18	220,000	233,200
Microsoft Corp. 3.000% 10/01/20	80,000	85,490
Oracle Corp. 1.200% 10/15/17	250,000	250,275
Oracle Corp. 2.500% 10/15/22	200,000	196,343

		1,070,880

Telecommunications — 1.1%
America Movil SAB de CV 5.000% 3/30/20	130,000	146,210
America Movil SAB de CV 6.125% 3/30/40	135,000	157,142
American Tower Corp. 4.500% 1/15/18	330,000	362,933
AT&T, Inc. 6.500% 9/01/37	300,000	367,893
AT&T, Inc. 6.550% 2/15/39	25,000	30,882
British Telecom PLC STEP 9.625% 12/15/30	55,000	85,251
CenturyLink, Inc. 5.500% 4/01/13	215,000	215,000
CenturyLink, Inc. 6.150% 9/15/19	140,000	148,400
CenturyLink, Inc. 7.600% 9/15/39	45,000	43,650
CenturyLink, Inc. 7.650% 3/15/42	65,000	62,806
Cisco Systems, Inc. 5.500% 1/15/40	55,000	65,631
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	84,961
Embarq Corp. 7.082% 6/01/16	110,000	125,930
Frontier Communications Corp. 7.875% 4/15/15	295,000	336,669
Juniper Networks, Inc. 4.600% 3/15/21	100,000	107,295
Juniper Networks, Inc. 5.950% 3/15/41	175,000	195,057
Motorola Solutions, Inc. 3.500% 3/01/23	205,000	206,209
Qwest Corp. 8.375% 5/01/16	550,000	649,545
Rogers Communications, Inc. 6.800% 8/15/18	20,000	25,157

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rogers Communications, Inc. 7.500% 8/15/38	$30,000	$41,363
Telecom Italia Capital 4.950% 9/30/14	330,000	341,785
Telecom Italia Capital 5.250% 10/01/15	155,000	163,528
Telecom Italia Capital 6.000% 9/30/34	45,000	41,776
Telecom Italia Capital 6.175% 6/18/14	340,000	355,698
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	150,000	155,963
Telefonica Emisiones SAU 2.582% 4/26/13	275,000	275,271
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	312,702
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	134,526
Verizon Communications, Inc. 8.750% 11/01/18	195,000	262,242
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	204,916
Virgin Media Finance PLC 8.375% 10/15/19	975,000	1,089,563

		6,795,954

Transportation — 0.3%
Asciano Finance (b) 3.125% 9/23/15	160,000	164,844
Asciano Finance (b) 5.000% 4/07/18	250,000	274,261
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	235,069
Canadian National Railway Co. 5.850% 11/15/17	140,000	168,416
Con-way, Inc. 7.250% 1/15/18	75,000	88,350
CSX Corp. 7.250% 5/01/27	50,000	64,717
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	122,248
Ryder System, Inc. 2.500% 3/01/18	570,000	584,510
Union Pacific Corp. 4.000% 2/01/21	125,000	139,580

		1,841,995

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	250,000	264,767
GATX Corp. 3.900% 3/30/23	95,000	95,710
GATX Corp. 4.750% 5/15/15	85,000	90,191

	Principal Amount	Value
GATX Corp. 4.750% 6/15/22	$150,000	$159,066
GATX Corp. 8.750% 5/15/14	480,000	520,090
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	620,000	635,039
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	250,000	258,672

		2,023,535

TOTAL CORPORATE DEBT (Cost $85,685,343)		91,779,010

MUNICIPAL OBLIGATIONS — 0.2%
State of California 5.950% 4/01/16	175,000	200,436
State of California BAB 7.550% 4/01/39	120,000	173,240
State of Illinois 5.365% 3/01/17	575,000	641,229

		1,014,905

TOTAL MUNICIPAL OBLIGATIONS (Cost $872,537)		1,014,905

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Automobile ABS — 0.3%
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	340,817	340,438
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.953% 9/15/21	53,005	53,338
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (b) 2.610% 3/15/19	250,000	253,538
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	8,994	8,997
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (b) 1.470% 5/15/18	218,953	221,194
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	184,289	184,647
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	155,000	159,101

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	$50,515	$50,533
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	45,264	45,466
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (b) 1.210% 8/15/15	220,000	219,982

		1,537,234

Commercial MBS — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	375,000	434,039
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.194% 2/10/51	360,000	431,766
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	395,334
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	242,039
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	35,851	36,551
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	400,000	466,666
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	321,593
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	400,000	441,735
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	155,000	178,229
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	200,889
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	476,000	559,897

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	$405,956	$415,088
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	225,000	240,918
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	128,692
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.866% 7/10/38	497,000	560,830
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	116,776
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	808,454
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	287,419
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	220,715
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	498,127
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	361,668	366,067
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	180,000	217,846
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	399,083	394,424
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.539% 8/15/39	200,000	218,584
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	856,670
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.926% 2/15/51	190,000	218,703
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	84,608	90,502
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	271,010	271,264

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	$175,000	$186,140
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	215,030
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	204,326

		10,225,313

Home Equity ABS — 0.9%
Aames Mortgage Investment Trust, Series 2005-1, Class M4 FRN 1.329% 6/25/35	200,000	194,587
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.929% 1/25/35	390,000	354,049
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	167,429	163,857
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	94,418	93,209
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	110,501	109,715
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.864% 6/25/35	194,272	190,881
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.654% 4/28/39	230,000	202,669
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.654% 9/25/35	94,994	94,086
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.304% 5/25/36	376	376
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	85,230	83,907
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.614% 12/25/33	60,523	60,537
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 1.000% 7/25/35	130,000	124,398
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.384% 4/25/36	21,146	21,096

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.434% 9/25/34	$42,294	$42,159
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.694% 12/25/35	118,013	113,176
First Frankin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	240,000	227,285
First Frankin Mortgage Loan Asset-Backed Certificates, Series 2005-FF7, Class M1 FRN 0.654% 7/25/35	325,000	307,883
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	152,133	147,531
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.634% 4/25/35	137,144	128,653
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.314% 7/25/37	39,503	39,419
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.374% 8/25/36	127,984	124,743
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	118,764	118,412
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.644% 10/25/35	211,422	206,228
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.694% 7/25/35	241,628	234,321
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.984% 12/25/32	250,118	238,221
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.484% 8/25/45	60,123	59,537
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	449,394	419,358
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.954% 2/25/35	113,416	111,651
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.999% 2/25/35	290,000	270,456
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.939% 6/28/35	305,243	287,573

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.969% 6/28/35	$220,000	$179,397
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	80,650	78,321
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	229,602	226,242
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.704% 3/25/35	209,148	202,021
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	119,153	118,428
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.454% 1/25/36	79,747	79,328
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.544% 3/25/36	103,240	102,427
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.564% 8/25/35	162,152	160,811
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.354% 5/25/36	16,653	16,635

		5,933,583

Other ABS — 0.8%
Access Group, Inc., Series 2008-1, Class A FRN 1.601% 10/27/25	171,220	172,587
ARL First LLC, Series 2012-1A, Class A2 (b) 3.810% 12/15/42	130,000	136,134
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) (d) 4.000% 3/20/43	215,000	215,002
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.383% 8/18/21	124,038	122,186
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	295,500	335,120
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	440,711	458,305
Global SC Finance II SRL, Series 2012-1A, Class A (b) 4.110% 7/19/27	233,333	241,893

	Principal Amount	Value
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	$265,000	$260,674
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.454% 6/02/17	250,000	254,770
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	120,000	126,551
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	209,489	209,767
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (e) 0.880% 6/20/14	950,000	908,295
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	202,173	204,608
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	191,918	196,043
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	256,252	267,753
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	183,395	195,724
TAL Advantage LLC, Series 2006-1A FRN (b) 0.376% 4/20/21	123,333	121,230
Trinity Rail Leasing LP, Series 2004-1A, Class A (b) 5.270% 8/14/27	121,821	136,681
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	160,037	173,440
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.370% 11/26/21	366,667	358,684

		5,095,447

Student Loans ABS — 0.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	106,621	104,023
Access Group, Inc., Series 2004-1, Class A4 FRN 1.702% 12/27/32	75,000	65,455
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	225,000	195,656

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	$350,000	$301,000
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.384% 12/28/21	98,529	98,435
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.440% 12/15/22	280,771	280,071
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	500,000	495,000
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	200,000	183,124
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	150,000	116,337
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (b) 1.490% 11/26/46	275,000	255,324
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.180% 3/25/42	300,000	264,666
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.601% 10/28/41	379,862	374,717
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	67,594	67,283
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.414% 4/26/27	165,679	164,281
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.004% 4/25/46	149,497	151,557
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	194,349	192,483
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	815,000	768,167
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.604% 7/15/36	125,000	111,373
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.692% 12/15/16	300,000	300,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.693% 12/15/16	$100,000	$100,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.750% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2002-7, Class A10 2.500% 3/15/28	190,000	190,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	375,000	300,000

		5,678,952

WL Collateral CMO — 0.3%
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	237,763	239,568
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	34,393	34,665
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	16,763	14,693
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	23,750	22,606
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	399,338	315,475
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.564% 7/25/35	40,928	39,497
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	399,519	240,668
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.534% 8/25/34	97,074	80,146
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	110,850	102,394
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	5,928	6,046
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	11,443	12,069

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	$514	$530
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	212,090	214,211
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.464% 7/25/35	59,116	57,793
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.692% 3/25/34	69,342	69,333
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.577% 4/25/44	157,924	158,329

		1,608,023

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	212,167	207,925
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	41,520	36,444

		244,369

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,708,860)		30,322,921

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Brazilian Government International Bond 4.875% 1/22/21	100,000	116,000
Mexico Government International Bond 4.750% 3/08/44	360,000	373,500
Peruvian Government International Bond 6.550% 3/14/37	95,000	128,725
Poland Government International Bond 6.375% 7/15/19	230,000	282,567
Province of Quebec Canada 7.500% 9/15/29	90,000	134,309
Republic of Brazil International Bond 5.625% 1/07/41	305,000	356,850
United Mexican States 5.125% 1/15/20	200,000	234,200
United Mexican States 6.750% 9/27/34	160,000	212,800

		1,838,951

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,624,266)		1,838,951

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.3%
Collateralized Mortgage Obligations — 0.0%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$245,075	$280,434

Pass-Through Securities — 10.3%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	4,169,740	4,288,154
Pool #J16072 3.500% 7/01/26	98,833	104,269
Pool #J16058 3.500% 7/01/26	166,098	175,233
Pool #J16317 3.500% 8/01/26	1,141,441	1,204,220
Pool #Q01704 4.500% 6/01/41	519,677	557,516
Pool #Q03086 4.500% 9/01/41	2,032,513	2,185,586
Pool #E85346 6.000% 9/01/16	13,005	13,942
Pool #E85389 6.000% 9/01/16	10,024	10,677
Pool #E85542 6.000% 10/01/16	19,501	20,827
Pool #G11431 6.000% 2/01/18	20,010	21,505
Pool #E85089 6.500% 8/01/16	64,887	69,163
Pool #E85301 6.500% 9/01/16	31,130	33,434
Pool #C55867 7.500% 2/01/30	123,969	143,538
Pool #C01079 7.500% 10/01/30	18,331	21,427
Pool #C01135 7.500% 2/01/31	53,689	62,725
Pool #C00470 8.000% 8/01/26	32,352	38,200
Pool #G00924 8.000% 3/01/28	41,703	49,176
Pool #554904 9.000% 3/01/17	300	300
Federal Home Loan Mortgage Corp. TBA
Pool #2499 3.500% 5/01/25 (d)	450,000	474,750
Pool #270 3.500% 12/01/41 (d)	2,100,000	2,210,086
Pool #2789 4.000% 6/01/40 (d)	4,100,000	4,358,172

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #6949 4.500% 5/01/39 (d)	$1,000,000	$1,070,000
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	151,660	160,526
Pool #888586 2.369% 10/01/34	267,729	284,205
Pool #AO8629 3.500% 7/01/42	1,389,435	1,467,699
Pool #AP6609 3.500% 9/01/42	511,572	540,388
Pool #735925 5.000% 10/01/35	1,202,429	1,305,105
Pool #745275 5.000% 2/01/36	3,488,775	3,781,233
Pool #745515 5.000% 5/01/36	918,315	995,296
Pool #586036 6.000% 5/01/16	713	733
Pool #587994 6.000% 6/01/16	28,981	30,758
Pool #564594 7.000% 1/01/31	13,150	15,151
Pool #572844 7.000% 4/01/31	42,073	48,681
Pool #253795 7.000% 5/01/31	133,100	153,940
Pool #499386 7.500% 9/01/29	2,944	3,433
Pool #521006 7.500% 12/01/29	1,354	1,583
Pool #522769 7.500% 12/01/29	78	92
Pool #252981 7.500% 1/01/30	16,734	19,526
Pool #524874 7.500% 2/01/30	940	1,038
Pool #531196 7.500% 2/01/30	1,984	2,322
Pool #524317 7.500% 3/01/30	7,668	8,924
Pool #530299 7.500% 3/01/30	1,444	1,688
Pool #530520 7.500% 3/01/30	14,129	16,483
Pool #253183 7.500% 4/01/30	7,266	8,481
Pool #253265 7.500% 5/01/30	9,324	10,878
Pool #536999 8.000% 3/01/30	401	475
Pool #526380 8.000% 5/01/30	9,617	11,482

	Principal Amount	Value
Pool #536949 8.000% 5/01/30	$3,133	$3,746
Pool #535351 8.000% 6/01/30	6,703	7,988
Pool #253481 8.000% 10/01/30	4,956	5,915
Pool #190317 8.000% 8/01/31	2,181	2,599
Pool #596656 8.000% 8/01/31	1,967	2,268
Pool #602008 8.000% 8/01/31	7,066	8,442
Federal National Mortgage Association TBA
Pool #299 2.500% 8/01/27 (d)	2,040,000	2,116,341
Pool #5650 3.000% 11/01/26 (d)	3,100,000	3,260,570
Pool #6985 3.000% 9/01/42 (d)	4,755,000	4,890,220
Pool #3649 3.500% 1/01/42 (d)	1,190,000	1,253,312
Pool #29986 5.000% 1/01/37 (d)	3,825,000	4,142,505
Pool #45487 5.500% 1/01/35 (d)	3,470,000	3,781,487
Pool #53246 6.000% 5/01/35 (d)	2,900,000	3,176,293
Government National Mortgage Association
Pool #82488 3.000% 3/20/40	308,111	321,673
Pool #783262 4.500% 3/15/41	231,322	254,419
Pool #707760 4.500% 6/15/41	703,190	768,565
Pool #782562 5.000% 2/15/39	2,531,256	2,755,410
Pool #349496 7.000% 5/15/23	3,301	3,766
Pool #359587 7.000% 6/15/23	954	1,072
Pool #337539 7.000% 7/15/23	1,447	1,647
Pool #363066 7.000% 8/15/23	17,360	19,628
Pool #354674 7.000% 10/15/23	14,684	16,652
Pool #362651 7.000% 10/15/23	25,513	28,798
Pool #368814 7.000% 10/15/23	9,828	11,193

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #352021 7.000% 11/15/23	$9,658	$11,018
Pool #371967 7.000% 11/15/23	1,209	1,381
Pool #591581 7.000% 8/15/32	16,246	18,997
Pool #205884 7.500% 5/15/17	26,473	28,807
Pool #213760 7.500% 6/15/17	12,797	13,889
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	261,554	276,665
Government National Mortgage Association TBA
Pool #82484 3.000% 9/01/42 (d)	1,000,000	1,045,078
Pool #304 3.500% 4/01/42 (d)	4,100,000	4,384,437
Pool #3236 4.000% 8/01/40 (d)	1,000,000	1,090,156
Pool #1235 4.000% 4/01/41 (d)	3,100,000	3,354,297
Pool #8299 4.500% 7/01/39 (d)	1,500,000	1,639,922
Pool #20274 6.000% 8/01/35 (d)	900,000	1,013,062

		65,695,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $65,731,192)		65,975,672

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds & Notes — 3.6%
U.S. Treasury Bond 2.750% 8/15/42	1,530,000	1,419,523
U.S. Treasury Bond 3.125% 11/15/41	2,505,000	2,520,118
U.S. Treasury Bond 3.500% 2/15/39	100,000	108,734
U.S. Treasury Bond 4.375% 5/15/40	257,000	322,144
U.S. Treasury Bond 4.500% 2/15/36	2,210,000	2,807,045
U.S. Treasury Note 0.250% 9/15/15	6,020,000	6,011,476
U.S. Treasury Note 0.375% 2/15/16	550,000	550,355
U.S. Treasury Note 0.625% 9/30/17	2,130,000	2,125,861

	Principal Amount	Value
U.S. Treasury Note 1.500% 8/31/18	$2,235,000	$2,310,606
U.S. Treasury Note 1.625% 8/15/22	3,420,000	3,375,847
U.S. Treasury Note (f) 1.875% 9/30/17	1,635,000	1,722,785

		23,274,494

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,194,496)		23,274,494

TOTAL BONDS & NOTES (Cost $206,816,694)		214,205,953

TOTAL LONG-TERM INVESTMENTS (Cost $461,924,428)		611,041,420

SHORT-TERM INVESTMENTS — 10.8%
Commercial Paper — 10.8%
Apache Corp. (b) 0.304% 4/02/13	5,000,000	4,999,833
AT&T, Inc. (b) 0.518% 7/24/13	4,000,000	3,993,370
Bacardi USA, Inc. (b) 0.314% 4/03/13	333,000	332,986
Celgene Corp. (b) 0.375% 4/01/13	3,948,000	3,947,878
DCP Midstream LLC (b) 0.386% 4/02/13	4,850,000	4,849,795
Devon Energy Corp. (b) 0.406% 9/03/13	1,500,000	1,497,367
Duke Energy Corp. (b) 0.365% 6/19/13	1,927,000	1,925,420
Enbridge Energy Partners LP (b) 0.375% 4/04/13	2,000,000	1,999,877
Enbridge Energy Partners LP (b) 0.375% 4/16/13	3,690,000	3,689,317
Glencore Funding LLC 0.569% 5/21/13	1,637,000	1,635,650
Glencore Funding LLC 0.609% 5/28/13	1,688,000	1,686,312
Holcim US Finance Sarl & Cie (b) 0.518% 4/15/13	4,000,000	3,999,037
Johnson Controls, Inc. (b) 0.300% 4/03/13	4,725,000	4,724,803
Kinder Morgan Energy (b) 0.314% 4/02/13	4,000,000	3,999,862
Kroger Co. (b) 0.385% 4/09/13	3,000,000	2,999,652
Marriott International, Inc. (b) 0.360% 4/30/13	1,473,000	1,472,529

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. (b) 0.355% 4/17/13	$3,172,000	$3,171,414
National Grid USA (b) 0.426% 5/14/13	391,000	390,790
National Grid USA (b) 0.447% 5/07/13	3,573,000	3,571,297
ONEOK, Inc. (b) 0.335% 4/12/13	3,000,000	2,999,615
Pall Corp. (b) 0.335% 4/11/13	2,000,000	1,999,762
Talisman Energy, Inc. (b) 0.420% 5/31/13	2,417,000	2,415,224
TransCanada PipeLines, Ltd. (b) 0.375% 5/10/13	627,000	626,729
Westar Energy, Inc. (b) 0.335% 4/19/13	732,000	731,859
Xstrata Finance Canada Ltd. (b) 0.345% 4/01/13	5,000,000	4,999,858

		68,660,236

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (g)	100,276	100,276

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	134,887	134,887

TOTAL SHORT-TERM INVESTMENTS (Cost $68,895,399)		68,895,399

TOTAL INVESTMENTS — 106.7% (Cost $530,819,827) (h)		679,936,819

Other Assets/(Liabilities) — (6.7)%		(42,835,396)

NET ASSETS — 100.0%		$637,101,423

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $89,695,078 or 14.08% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $78 or 0.00% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $908,295 or 0.14% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $100,277. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $103,347.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML China Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.5%
Forest Products & Paper — 2.5%
Nine Dragons Paper Holdings Ltd.	574,000	$539,386

Communications — 8.6%
Internet — 5.5%
SINA Corp. (a)	5,200	252,668
Tencent Holdings Ltd.	28,900	920,354

		1,173,022

Telecommunications — 3.1%
China Mobile Ltd.	61,500	651,161

		1,824,183

Consumer, Cyclical — 4.8%
Airlines — 0.9%
Air China Ltd. Class H	222,000	197,871

Apparel — 1.5%
Shenzhou International Group Holdings Ltd.	112,000	315,626

Auto Manufacturers — 1.1%
Brilliance China Automotive Holdings Ltd. (a)	132,000	155,657
Geely Automobile Holdings Ltd.	175,000	85,870

		241,527

Retail — 1.3%
Golden Eagle Retail Group Ltd.	150,000	271,766

		1,026,790

Consumer, Non-cyclical — 2.5%
Health Care – Products — 1.8%
Hengan International Group Co. Ltd.	39,000	381,399

Pharmaceuticals — 0.7%
Sinopharm Group Co.	43,600	140,418

		521,817

Energy — 15.7%
Coal — 1.7%
China Shenhua Energy Co. Ltd. Class H	101,500	367,956

Energy – Alternate Sources — 0.9%
GCL-Poly Energy Holdings Ltd.	995,000	203,456

Oil & Gas — 11.5%
China Petroleum & Chemical Corp. Class H	646,000	756,867
CNOOC Ltd.	546,000	1,045,092
PetroChina Co. Ltd. Class H	484,000	637,932

		2,439,891

	Number of Shares	Value
Oil & Gas Services — 1.6%
China Oilfield Services Ltd.	158,000	$331,759

		3,343,062

Financial — 40.7%
Banks — 19.6%
Bank of China Ltd. Class H	952,000	443,148
Bank of Communications Co. Ltd.	623,000	469,249
China CITIC Bank Class H	393,000	236,646
China Construction Bank Corp. Class H	1,089,260	892,132
China Minsheng Banking Corp. Ltd. Class H	383,500	491,775
Industrial & Commercial Bank of China	2,304,545	1,619,419

		4,152,369

Diversified Financial — 5.2%
CITIC Securities Co. Ltd.	250,500	540,761
Haitong Securities Co. Ltd. (a)	401,200	551,493

		1,092,254

Insurance — 8.9%
China Life Insurance Co. Ltd.	303,000	789,454
China Pacific Insurance Group Co. Ltd. Class H	197,370	651,866
Ping An Insurance Group Co. of China Ltd. Class H	58,500	454,126

		1,895,446

Real Estate — 7.0%
China Resources Land Ltd.	204,000	572,850
Kaisa Group Holdings Ltd. (a)	1,058,000	299,885
Shenzhen Investment Ltd.	552,000	221,723
Shimao Property Holdings Ltd.	207,000	399,984

		1,494,442

		8,634,511

Industrial — 21.4%
Building Materials — 1.9%
Anhui Conch Cement Co. Ltd. Class H	124,000	414,056

Electrical Components & Equipment — 2.4%
Guodian Technology & Environment Group Co. Ltd. (a)	971,000	304,307
Zhuzhou CSR Times Electric Co. Ltd. Class H	71,000	202,146

		506,453

Electronics — 2.2%
AAC Technologies Holdings, Inc.	99,000	477,108

Engineering & Construction — 6.4%
China Machinery Engineering Corp. (a)	278,000	207,522

The accompanying notes are an integral part of the portfolio of investments.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Railway Construction Corp. Ltd.	415,500	$395,515
China Railway Group Ltd.	744,000	379,536
China State Construction International Holdings Ltd.	272,000	372,448

		1,355,021

Hand & Machine Tools — 1.6%
Techtronic Industries Co.	141,000	346,349

Machinery – Construction & Mining — 1.1%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	188,200	228,110

Machinery – Diversified — 1.2%
Hollysys Automation Technologies Ltd. (a) (b)	20,698	252,309

Manufacturing — 1.8%
Sunny Optical Technology Group Co. Ltd.	331,000	383,235

Metal Fabricate & Hardware — 1.4%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	598,000	293,733

Real Estate — 1.4%
China Everbright International Ltd.	403,000	287,852

		4,544,226

Technology — 3.0%
Computers — 1.9%
Lenovo Group Ltd.	418,000	416,304

Semiconductors — 1.1%
Spreadtrum Communications, Inc. Sponsored ADR (Cayman Islands)	11,050	226,635

		642,939

Utilities — 1.0%
Electric — 1.0%
Huaneng Power International, Inc.	204,000	216,922

TOTAL COMMON STOCK (Cost $19,412,227)		21,293,836

TOTAL EQUITIES (Cost $19,412,227)		21,293,836

MUTUAL FUNDS — 0.3%
Diversified Financial — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	57,413	57,413

TOTAL MUTUAL FUNDS (Cost $57,413)		57,413

TOTAL LONG-TERM INVESTMENTS (Cost $19,469,640)		21,351,249

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$205,213	$205,213

TOTAL SHORT-TERM INVESTMENTS (Cost $205,213)		205,213

TOTAL INVESTMENTS — 101.5% (Cost $19,674,853) (e)		21,556,462

Other Assets/(Liabilities) — (1.5)%		(312,289)

NET ASSETS — 100.0%		$21,244,173

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $55,989. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $205,213. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $212,482.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.4%
Chemicals — 2.0%
Celanese Corp. Series A	55,080	$2,426,275
E.I. du Pont de Nemours & Co.	92,180	4,531,569
LyondellBasell Industries NV Class A	60,009	3,797,970
The Mosaic Co.	59,750	3,561,697

		14,317,511

Mining — 0.4%
Vulcan Materials Co.	58,604	3,029,827

		17,347,338

Communications — 10.6%
Advertising — 0.6%
Omnicom Group, Inc.	72,840	4,290,276

Internet — 1.9%
AOL, Inc.	73,690	2,836,328
eBay, Inc. (a)	61,040	3,309,589
Google, Inc. Class A (a)	3,628	2,880,741
Liberty Interactive Corp. Class A (a)	218,961	4,681,386

		13,708,044

Media — 2.8%
CBS Corp. Class B (Non-Voting)	75,035	3,503,384
Comcast Corp. Class A	228,702	9,607,771
DIRECTV (a)	56,376	3,191,446
Viacom, Inc. Class B	66,804	4,113,122

		20,415,723

Telecommunications — 5.3%
AT&T, Inc.	133,047	4,881,494
CenturyLink, Inc.	53,380	1,875,239
Cisco Systems, Inc.	295,294	6,174,598
Motorola Solutions, Inc.	90,044	5,765,517
Verizon Communications, Inc.	248,630	12,220,165
Vodafone Group PLC Sponsored ADR (United Kingdom)	292,234	8,302,368

		39,219,381

		77,633,424

Consumer, Cyclical — 9.1%
Airlines — 0.2%
Delta Air Lines, Inc. (a)	109,340	1,805,203

Auto Manufacturers — 1.2%
Ford Motor Co.	248,520	3,268,038
General Motors Co. (a)	122,136	3,397,824
Navistar International Corp. (a) (b)	73,950	2,556,451

		9,222,313

	Number of Shares	Value
Distribution & Wholesale — 0.5%
WESCO International, Inc. (a)	49,400	$3,586,934

Housewares — 0.7%
Newell Rubbermaid, Inc.	195,020	5,090,022

Lodging — 0.7%
Las Vegas Sands Corp.	20,150	1,135,453
MGM Resorts International (a)	282,800	3,718,820

		4,854,273

Retail — 5.8%
CVS Caremark Corp.	85,239	4,687,293
Family Dollar Stores, Inc.	54,816	3,236,885
Lowe’s Cos., Inc.	285,907	10,841,593
Target Corp.	179,067	12,257,136
Walgreen Co.	239,630	11,425,558

		42,448,465

		67,007,210

Consumer, Non-cyclical — 20.4%
Agriculture — 0.7%
Lorillard, Inc.	46,890	1,892,012
Philip Morris International, Inc.	39,003	3,615,968

		5,507,980

Beverages — 2.5%
Coca-Cola Enterprises, Inc.	124,391	4,592,516
Molson Coors Brewing Co. Class B	96,000	4,697,280
PepsiCo, Inc.	117,696	9,310,930

		18,600,726

Biotechnology — 0.3%
Amgen, Inc.	24,020	2,462,290

Commercial Services — 0.5%
Quanta Services, Inc. (a)	124,850	3,568,213

Cosmetics & Personal Care — 1.7%
The Procter & Gamble Co.	162,283	12,505,528

Foods — 2.3%
ConAgra Foods, Inc.	58,070	2,079,487
Kellogg Co.	60,040	3,868,377
Sysco Corp.	43,770	1,539,391
Tyson Foods, Inc. Class A	151,460	3,759,237
Unilever NV NY Shares	139,309	5,711,669

		16,958,161

Health Care – Products — 2.2%
Baxter International, Inc.	155,210	11,274,454
Covidien PLC	71,281	4,835,703

		16,110,157

Health Care – Services — 2.6%
HCA Holdings, Inc.	82,237	3,341,290
Humana, Inc.	117,310	8,107,294

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	130,253	$7,451,774

		18,900,358

Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	191,346	7,881,542
Cardinal Health, Inc.	26,770	1,114,167
Forest Laboratories, Inc. (a)	113,066	4,301,031
Merck & Co., Inc.	409,275	18,102,233
Novartis AG ADR (Switzerland)	51,900	3,697,356
Pfizer, Inc.	346,241	9,992,515
Roche Holding AG Sponsored ADR (Switzerland)	39,200	2,297,120
Sanofi ADR (France)	142,617	7,284,876
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	23,410	928,909

		55,599,749

		150,213,162

Energy — 12.3%
Coal — 0.2%
CONSOL Energy, Inc.	53,198	1,790,113

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	24,230	2,118,914
Apache Corp.	36,060	2,782,390
BP PLC Sponsored ADR (United Kingdom)	161,470	6,838,254
Chevron Corp.	211,736	25,158,472
Devon Energy Corp.	78,920	4,452,666
EOG Resources, Inc.	37,477	4,799,679
Exxon Mobil Corp.	162,101	14,606,921
Hess Corp.	90,897	6,509,134
Noble Energy, Inc.	53,248	6,158,664
Suncor Energy, Inc.	122,590	3,678,926

		77,104,020

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	78,780	3,656,180
Schlumberger Ltd.	66,385	4,971,572
Transocean Ltd.	61,944	3,218,610

		11,846,362

		90,740,495

Financial — 24.1%
Banks — 8.5%
Bank of America Corp.	846,588	10,311,442
Capital One Financial Corp.	18,230	1,001,738
Fifth Third Bancorp	299,329	4,882,056
M&T Bank Corp.	77,860	8,032,038
Northern Trust Corp.	67,430	3,678,981
PNC Financial Services Group, Inc.	80,773	5,371,404
State Street Corp.	109,281	6,457,414
SunTrust Banks, Inc.	210,350	6,060,183
U.S. Bancorp	100,305	3,403,349

	Number of Shares	Value
Wells Fargo & Co.	361,549	$13,373,698

		62,572,303

Diversified Financial — 8.8%
Ameriprise Financial, Inc.	78,740	5,799,201
BlackRock, Inc.	6,720	1,726,234
The Charles Schwab Corp.	117,940	2,086,358
CIT Group, Inc. (a)	44,790	1,947,469
Citigroup, Inc.	361,624	15,998,246
Discover Financial Services	110,101	4,936,929
The Goldman Sachs Group, Inc.	90,900	13,375,935
JP Morgan Chase & Co.	321,753	15,270,397
Legg Mason, Inc. (b)	106,959	3,438,732

		64,579,501

Insurance — 6.1%
ACE Ltd.	119,120	10,598,106
Aflac, Inc.	32,660	1,698,973
The Allstate Corp.	38,640	1,896,065
American International Group, Inc. (a)	144,681	5,616,517
Marsh & McLennan Cos., Inc.	147,030	5,582,729
MetLife, Inc.	141,149	5,366,485
The Travelers Cos., Inc.	104,889	8,830,605
Unum Group	191,732	5,416,429

		45,005,909

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	160,682	5,042,201

		177,199,914

Industrial — 10.6%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	68,693	4,818,814
United Technologies Corp.	53,670	5,014,388

		9,833,202

Electronics — 0.6%
TE Connectivity Ltd.	108,840	4,563,661

Engineering & Construction — 0.1%
ABB Ltd. Sponsored ADR (Switzerland)	49,490	1,126,393

Machinery – Diversified — 0.8%
AGCO Corp.	109,800	5,722,776

Manufacturing — 5.6%
Dover Corp.	63,606	4,635,605
Eaton Corp. PLC	121,335	7,431,769
General Electric Co.	271,856	6,285,311
Honeywell International, Inc.	221,135	16,662,522
Tyco International Ltd.	194,890	6,236,480

		41,251,687

Packaging & Containers — 0.5%
Sealed Air Corp.	142,288	3,430,564

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.7%
FedEx Corp.	8,660	$850,412
Norfolk Southern Corp.	78,916	6,082,845
United Continental Holdings, Inc. (a)	169,710	5,432,417

		12,365,674

		78,293,957

Technology — 5.0%
Computers — 1.7%
Apple, Inc.	14,438	6,390,692
EMC Corp. (a)	42,120	1,006,247
SanDisk Corp. (a)	94,840	5,216,200

		12,613,139

Semiconductors — 2.1%
Applied Materials, Inc.	198,172	2,671,359
Microchip Technology, Inc.	31,080	1,142,501
Micron Technology, Inc. (a)	193,980	1,935,920
Texas Instruments, Inc.	132,198	4,690,385
Xilinx, Inc.	133,620	5,100,275

		15,540,440

Software — 1.2%
Microsoft Corp.	110,693	3,166,927
Oracle Corp.	164,730	5,327,368

		8,494,295

		36,647,874

Utilities — 3.6%
Electric — 3.6%
American Electric Power Co., Inc.	108,790	5,290,458
Calpine Corp. (a)	183,438	3,778,823
Edison International	186,843	9,401,940
FirstEnergy Corp.	96,697	4,080,613
NRG Energy, Inc.	118,099	3,128,442
PG&E Corp.	25,730	1,145,757

		26,826,033

TOTAL COMMON STOCK (Cost $581,277,195)		721,909,407

TOTAL EQUITIES (Cost $581,277,195)		721,909,407

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	3,588,229	3,588,229

TOTAL MUTUAL FUNDS (Cost $3,588,229)		3,588,229

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $584,865,424)		$725,497,636

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$21,649,795	21,649,795

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	159,119	159,119

TOTAL SHORT-TERM INVESTMENTS (Cost $21,808,914)		21,808,914

TOTAL INVESTMENTS — 101.6% (Cost $606,674,338) (e)		747,306,550

Other Assets/(Liabilities) — (1.6)%		(11,549,201)

NET ASSETS — 100.0%		$735,757,349

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $3,494,662. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $21,649,819. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 6/01/32 – 8/15/39, and an aggregate market value, including accrued interest, of $22,087,779.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.0%

BANK LOANS — 6.8%
Electronics — 1.7%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	$618,494	$644,780
RP Crown Parent, LLC, 1st Lien Term Loan 6.750% 12/21/18	650,000	662,188
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 4/24/20	937,232	941,918

		2,248,886

Engineering & Construction — 0.6%
ValleyCrest Companies, LLC, Extended Term Loan 8.000% 10/04/16	726,450	731,898

Food Services — 0.6%
Jimmy Sanders, Inc., 2nd Lien Term Loan 0.000% 5/13/19	904,623	858,641

Health Care – Products — 0.5%
Connolly Holdings, Inc., 2nd Lien Term Loan 10.500% 7/15/19	603,441	616,264

Household Products & Wares — 0.3%
Quality Home Brands Holdings, LLC, Cash Pay Term Loan 0.000% 6/30/14	202,772	172,102
Quality Home Brands Holdings, LLC, PIK Term Loan 0.000% 6/30/14	216,159	183,465

		355,567

Iron & Steel — 1.0%
FMG America Finance, Inc., Term Loan 5.250% 10/18/17	1,246,875	1,261,014

Machinery – Diversified — 0.8%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 12/31/19	640,545	655,758
Total Safety U.S. Inc., 2nd Lien Term Loan 9.250% 8/21/20	437,685	444,251

		1,100,009

Media — 0.2%
Yankee Cable Acquistion, LLC, New Term Loan B 0.000% 8/26/16	324,208	328,666

Retail — 1.1%
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan 9.750% 3/26/20	500,000	516,460

	Principal Amount	Value
Northern Tool & Equipment Co., Inc., Term Loan 7.000% 12/13/19	$892,857	$901,786

		1,418,246

TOTAL BANK LOANS (Cost $8,715,438)		8,919,191

CORPORATE DEBT — 90.2%
Aerospace & Defense — 2.2%
AAR Corp. 7.250% 1/15/22	800,000	868,000
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	692,000	710,165
Ducommun, Inc. 9.750% 7/15/18	1,170,000	1,287,000

		2,865,165

Agriculture — 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. (a) 8.250% 5/01/18	395,000	375,250

Apparel — 2.0%
Perry Ellis International, Inc. 7.875% 4/01/19	2,500,000	2,625,000

Auto Parts & Equipment — 1.8%
Affinia Group, Inc. 9.000% 11/30/14	2,375,000	2,380,961

Automotive & Parts — 3.8%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,579,762
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	328,463
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	500,000	545,000
Cooper-Standard Holding, Inc. (a) (b) 7.375% 4/01/18	810,000	810,000
Meritor, Inc., Convertible (a) 7.875% 3/01/26	362,000	367,204
Titan International, Inc. 7.875% 10/01/17	325,000	349,781
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	195,000	217,181
UCI International, Inc. 8.625% 2/15/19	720,000	745,200

		4,942,591

Banks — 1.2%
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,555,950

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 2.6%
Cemex Finance LLC (a) 9.375% 10/12/22	$750,000	$871,875
Isabelle Acquisition Sub, Inc. (a) 10.000% 11/15/18	610,000	675,575
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (a) 10.000% 6/01/20	615,000	694,950
USG Corp. (a) 7.875% 3/30/20	1,000,000	1,137,500

		3,379,900

Chemicals — 5.6%
Ashland, Inc. (a) 3.875% 4/15/18	1,020,000	1,032,750
Ashland, Inc. (a) 4.750% 8/15/22	1,040,000	1,058,200
Axiall Corp. (a) 4.875% 5/15/23	435,000	442,613
Eagle Spinco, Inc. (a) 4.625% 2/15/21	575,000	585,062
Ineos Finance PLC (a) 8.375% 2/15/19	930,000	1,028,812
Omnova Solutions, Inc. 7.875% 11/01/18	1,215,000	1,293,975
Tronox Finance LLC (a) 6.375% 8/15/20	1,915,000	1,857,550

		7,298,962

Coal — 0.5%
CONSOL Energy, Inc. 8.250% 4/01/20	250,000	276,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (a) 7.375% 2/01/20	385,000	405,213

		682,088

Commercial Services — 2.3%
Cenveo Corp. 8.875% 2/01/18	665,000	665,000
Rent-A-Center, Inc. 6.625% 11/15/20	330,000	354,750
RR Donnelley & Sons Co. 7.250% 5/15/18	611,000	642,314
RR Donnelley & Sons Co. 7.875% 3/15/21	1,230,000	1,282,275

		2,944,339

Computers — 0.3%
NCR Corp. (a) 5.000% 7/15/22	415,000	416,038

Distribution & Wholesale — 1.2%
HD Supply, Inc. 11.500% 7/15/20	1,185,000	1,404,225

	Principal Amount	Value
HD Supply, Inc. 10.500% 1/15/21	$200,000	$208,000

		1,612,225

Diversified Financial — 0.7%
Nuveen Investments, Inc. (a) 9.125% 10/15/17	900,000	929,250

Electrical Components & Equipment — 1.1%
Anixter, Inc. 5.625% 5/01/19	488,000	518,500
International Wire Group Holdings, Inc. (a) 8.500% 10/15/17	930,000	957,900

		1,476,400

Electronics — 0.7%
Rexel SA (a) (b) 5.250% 6/15/20	850,000	860,625

Engineering & Construction — 1.1%
Weekley Homes LLC/Weekley Finance Corp. (a) 6.000% 2/01/23	775,000	798,250
Zachry Holdings, Inc. (a) 7.500% 2/01/20	575,000	605,188

		1,403,438

Entertainment — 0.2%
Vail Resorts, Inc. 6.500% 5/01/19	230,000	246,819

Environmental Controls — 0.4%
Clean Harbors, Inc. (a) 5.125% 6/01/21	180,000	184,275
Clean Harbors, Inc. 5.250% 8/01/20	300,000	309,750

		494,025

Foods — 1.3%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	710,000	647,875
Chiquita Brands International, Inc./Chiquita Brands LLC (a) 7.875% 2/01/21	955,000	1,001,556

		1,649,431

Forest Products & Paper — 1.3%
Unifrax I LLC/Unifrax Holding Co. (a) 7.500% 2/15/19	780,000	803,400
Xerium Technologies, Inc. 8.875% 6/15/18	925,000	885,687

		1,689,087

Hand & Machine Tools — 2.5%
BC Mountain LLC/BC Mountain Finance, Inc. (a) 7.000% 2/01/21	600,000	636,000

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mcron Finance Sub LLC/Mcron Finance Corp. (a) 8.375% 5/15/19	$830,000	$917,150
Milacron LLC/Mcron Finance Corp. (a) 7.750% 2/15/21	700,000	723,625
Thermadyne Holdings Corp. 9.000% 12/15/17	875,000	953,750

		3,230,525

Health Care – Products — 1.3%
Alere, Inc. 9.000% 5/15/16	1,325,000	1,392,906
Teleflex, Inc. 6.875% 6/01/19	280,000	303,100

		1,696,006

Health Care – Services — 1.2%
HCA Holdings, Inc. 6.250% 2/15/21	780,000	831,675
HEALTHSOUTH Corp. 5.750% 11/01/24	720,000	721,800

		1,553,475

Home Builders — 3.5%
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	1,255,000	1,342,850
K Hovnanian Enterprises, Inc. (a) 9.125% 11/15/20	570,000	634,837
William Lyon Homes, Inc. (a) 8.500% 11/15/20	2,390,000	2,605,100

		4,582,787

Insurance — 1.5%
CNO Financial Group, Inc. (a) 6.375% 10/01/20	810,000	861,638
Hub International Ltd. (a) 8.125% 10/15/18	1,025,000	1,078,812

		1,940,450

Internet — 0.7%
Equinix, Inc. 4.875% 4/01/20	885,000	891,638

Investment Companies — 1.3%
PBF Holding Co. LLC/PBF Finance Corp. (a) 8.250% 2/15/20	1,595,000	1,754,500

Leisure Time — 2.8%
Brunswick Corp. 7.375% 9/01/23	285,000	304,950
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,362,862
Carlson Wagonlit BV (a) 6.875% 6/15/19	920,000	959,100

		3,626,912

	Principal Amount	Value
Lodging — 1.7%
MCE Finance Ltd. (a) 5.000% 2/15/21	$630,000	$636,300
MGM Mirage 7.625% 1/15/17	375,000	416,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	1,125,000	1,179,844

		2,232,394

Machinery – Diversified — 1.2%
Welltec A/S (a) 8.000% 2/01/19	1,412,000	1,542,610

Manufacturing — 2.1%
Griffon Corp. 7.125% 4/01/18	870,000	939,600
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	1,760,000	1,839,200

		2,778,800

Media — 3.7%
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	795,000	882,450
Nara Cable Funding Ltd. (a) 8.875% 12/01/18	1,165,000	1,220,337
Nexstar Broadcasting, Inc. (a) 6.875% 11/15/20	1,665,000	1,756,575
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (a) 5.500% 1/15/23	925,000	950,438

		4,809,800

Metal Fabricate & Hardware — 0.4%
Mueller Water Products, Inc. 7.375% 6/01/17	500,000	514,375

Mining — 1.3%
Coeur d’Alene Mines Corp. (a) 7.875% 2/01/21	620,000	654,875
FMG Resources Property Ltd. (a) 7.000% 11/01/15	445,000	466,137
Kaiser Aluminum Corp. 8.250% 6/01/20	570,000	638,400

		1,759,412

Oil & Gas — 15.4%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	2,312,000	2,439,160
Aurora USA Oil & Gas, Inc. (a) 7.500% 4/01/20	750,000	757,500
Aurora USA Oil & Gas, Inc. (a) 9.875% 2/15/17	1,545,000	1,695,637

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp. (b) 5.375% 6/15/21	$1,140,000	$1,144,275
Chesapeake Energy Corp. (b) 5.750% 3/15/23	660,000	669,075
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (a) 6.625% 11/15/19	230,000	236,900
CVR Refining LLC/Coffeyville Finance, Inc. (a) 6.500% 11/01/22	1,265,000	1,293,462
Halcon Resources Corp. (a) 8.875% 5/15/21	590,000	635,725
Halcon Resources Corp. (a) 9.750% 7/15/20	1,200,000	1,326,000
Hercules Offshore, Inc. (a) 10.250% 4/01/19	610,000	678,625
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 7.625% 4/15/21	440,000	484,000
Magnum Hunter Resources Corp. (a) 9.750% 5/15/20	530,000	556,500
Magnum Hunter Resources Corp. (a) 9.750% 5/15/20	600,000	630,000
MEG Energy Corp. (a) 6.500% 3/15/21	340,000	362,100
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (a) 10.750% 10/01/20	925,000	1,026,750
Northern Tier Energy LLC/Northern Tier Finance Corp. (a) 7.125% 11/15/20	1,270,000	1,346,200
Offshore Group Investment Ltd. (a) 7.125% 4/01/23	555,000	567,488
Quicksilver Resources, Inc. 7.125% 4/01/16	890,000	752,050
Resolute Energy Corp. (a) 8.500% 5/01/20	955,000	988,425
SM Energy Co. 6.500% 1/01/23	700,000	766,500
Unit Corp. 6.625% 5/15/21	535,000	560,413
Venoco, Inc. 8.875% 2/15/19	1,235,000	1,197,950

		20,114,735

Packaging & Containers — 1.1%
Sealed Air Corp. (a) 6.875% 7/15/33	1,580,000	1,501,000

Pharmaceuticals — 1.3%
Warner Chilcott Corp. LLC 7.750% 9/15/18	1,535,000	1,640,531

	Principal Amount	Value
Pipelines — 0.9%
Inergy Midstream LP/NRGM Finance Corp. (a) 6.000% 12/15/20	$620,000	$644,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	540,000	591,300

		1,236,100

Retail — 1.3%
Landry’s, Inc. (a) 9.375% 5/01/20	930,000	1,002,075
The Pantry, Inc. (a) 8.375% 8/01/20	640,000	686,400

		1,688,475

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (c) 9.750% 4/01/17	750,000	75

Semiconductors — 0.8%
NXP BV/NXP Funding LLC (a) 5.750% 3/15/23	960,000	979,200

Software — 5.2%
Audatex North America, Inc. (a) 6.750% 6/15/18	1,075,000	1,152,938
EVERTEC, Inc. 11.000% 10/01/18	2,715,000	3,081,525
First Data Corp. (a) 7.375% 6/15/19	1,195,000	1,271,181
Nuance Communications, Inc. (a) 5.375% 8/15/20	780,000	789,750
Sophia LP/Sophia Finance, Inc. (a) 9.750% 1/15/19	435,000	485,025

		6,780,419

Storage & Warehousing — 1.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	1,425,000	1,485,563

Telecommunications — 3.4%
CenturyLink, Inc. 5.625% 4/01/20	355,000	362,988
DigitalGlobe, Inc. (a) 5.250% 2/01/21	600,000	596,250
Frontier Communications Corp. (b) 7.625% 4/15/24	325,000	334,344
Frontier Communications Corp. 9.250% 7/01/21	855,000	981,112
Lynx II Corp. (a) 6.375% 4/15/23	745,000	780,387
Sprint Capital Corp. 6.900% 5/01/19	450,000	493,875

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Nextel Corp. 11.500% 11/15/21	$428,000	$599,200
Windstream Corp. 7.500% 6/01/22	280,000	299,600

		4,447,756

Transportation — 3.9%
CHC Helicopter SA 9.250% 10/15/20	945,000	1,004,653
The Kenan Advantage Group, Inc. (a) 8.375% 12/15/18	1,420,000	1,491,000
Martin Midstream Partners LP/Martin Midstream Finance Corp. (a) 7.250% 2/15/21	900,000	909,000
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	905,000	995,500
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	721,000	741,729

		5,141,882

TOTAL CORPORATE DEBT (Cost $112,240,151)		117,756,964

TOTAL BONDS & NOTES (Cost $120,955,589)		126,676,155

TOTAL LONG-TERM INVESTMENTS (Cost $120,955,589)		126,676,155

SHORT-TERM INVESTMENTS — 4.3%
Time Deposits — 4.3%
Euro Time Deposit 0.010% 4/01/13	5,561,584	5,561,584

TOTAL SHORT-TERM INVESTMENTS (Cost $5,561,584)		5,561,584

TOTAL INVESTMENTS — 101.3% (Cost $126,517,173) (d)		132,237,739

Other Assets/(Liabilities) — (1.3)%		(1,704,884)

NET ASSETS — 100.0%		$130,532,855

Notes to Portfolio of Investments

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $65,687,782 or 50.32% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $75 or 0.00% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 132.2%

CORPORATE DEBT — 3.7%
Banks — 0.4%
Associated Banc-Corp. 1.875% 3/12/14	$1,050,000	$1,054,636
First Horizon National Corp. 5.375% 12/15/15	390,000	424,244

		1,478,880

Computers — 0.5%
Hewlett-Packard Co. 2.650% 6/01/16	1,950,000	1,988,973

Diversified Financial — 0.5%
Ford Motor Credit Co. 12.000% 5/15/15	1,600,000	1,933,037

Insurance — 0.5%
Pacific Life Global Funding VRN (a) 3.921% 2/06/16	2,000,000	2,023,880

Multi-National — 0.5%
International Bank for Reconstruction & Development FRN 2.437% 12/10/13	2,105,000	2,104,579

Oil & Gas — 0.5%
Transocean, Inc. 4.950% 11/15/15	1,750,000	1,893,475

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp 9.625% 3/15/16	950,000	1,157,896

Telecommunications — 0.5%
Telecom Italia Capital 4.950% 9/30/14	2,000,000	2,071,424

TOTAL CORPORATE DEBT (Cost $14,480,284)		14,652,144

MUNICIPAL OBLIGATIONS — 0.4%
Educational Funding of the South, Inc. FRN 0.587% 3/01/16	1,041,161	1,040,754
Louisiana State Public Facilities Authority FRN 0.801% 4/26/27	450,000	454,563
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.751% 1/25/21	229,224	229,529

		1,724,846

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,719,420)		1,724,846

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
Automobile ABS — 7.8%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	$561,091	$560,903
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,678,225	1,689,168
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	777,873	779,003
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.753% 3/15/20	488,359	487,895
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	444,724	444,230
CarNow Auto Receivables Trust, Series 2012-1, Class A (a) 2.090% 1/15/15	114,007	114,038
Chesapeake Funding LLC, Series 2012- 2A, Class A FRN (a) 0.653% 5/07/24	915,000	915,015
Chesapeake Funding LLC, Series 2012- 1A, Class A FRN (a) 0.953% 11/07/23	900,000	903,935
Chesapeake Funding LLC, Series 2009- 2A, Class A FRN (a) 1.953% 9/15/21	1,672,594	1,683,098
CitiFinancial Auto Issuance Trust, Series 2009-1, Class A4 (a) 3.150% 8/15/16	382,827	383,767
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	739,159	737,292
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	799,524	805,264
CPS Auto Trust, Series 2010-A, Class A (a) 2.890% 3/15/16	44,988	44,989
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	853,709	878,865
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	1,060,000	1,064,867
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,370,000	1,389,391

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	$600,000	$599,765
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	142,892	143,300
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	334,450	336,553
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	1,356,955	1,364,101
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	893,736	896,707
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	710,000	709,100
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	15,470	15,474
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	855,099	862,169
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	113,291	113,924
Navistar Financial 2012-A Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,275,000	1,282,831
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	921,444	923,235
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	300,000	307,939
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	198,041	198,112
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B (a) 1.660% 8/15/16	1,386,561	1,394,468
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (a) 2.320% 4/15/15	1,150,000	1,156,401
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	685,590	686,819

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	$1,639,341	$1,644,804
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	845,967	849,739
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	971,553	972,594
Santander Drive Auto Receivables Trust, Series 2010-2, Class B 2.240% 12/15/14	2,106,629	2,113,794
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	253,431	253,743
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	440,000	439,964
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	665,000	665,838
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	320,000	321,478

		31,134,572

Commercial MBS — 1.5%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.581% 4/12/38	1,089,188	1,119,130
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	254,225	255,371
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	3,922,805	3,877,005
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	529,701	530,199

		5,781,705

Home Equity ABS — 2.4%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	298,548	292,179
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.879% 4/25/35	312,799	310,183
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	173,100	170,882

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	$220,868	$219,298
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.789% 8/28/44	54,361	54,214
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.634% 4/25/35	71,487	70,966
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.574% 1/25/36	814,437	807,256
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.664% 9/25/34	83,564	83,298
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.494% 7/25/36	1,108,830	1,096,933
First Frankin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	640,000	606,094
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.604% 4/25/35	190,565	189,243
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	187,989	187,433
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.614% 11/25/35	448,952	447,963
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.644% 10/25/35	435,280	424,587
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.984% 12/25/32	492,658	469,223
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	836,802	780,874
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.879% 3/25/35	533,762	525,326
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.939% 6/28/35	671,535	632,660
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.504% 6/25/35	313,938	313,532

	Principal Amount	Value
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	$263,945	$256,323
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	475,604	468,645
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.704% 3/25/35	101,748	100,580
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	227,613	226,228
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.564% 7/25/35	663,938	665,051
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 FRN (a) 0.754% 12/25/32	18,020	18,007

		9,416,978

Other ABS — 8.7%
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.403% 12/15/41	1,180,026	1,100,190
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (a) 0.433% 11/15/40	944,070	887,131
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.953% 12/15/42	1,307,731	1,334,702
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	1,366,184	1,367,809
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.383% 8/18/21	1,988,021	1,958,330
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	595,326	595,326
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) 4.304% 1/15/25	1,289,494	1,289,494
GE Seaco Finance SRL, Series 2004-1A, Class A FRN (a) 0.503% 4/17/19	1,950,000	1,945,148
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	530,000	521,348
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	570,948	571,439
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	1,063,100	1,067,751

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.454% 6/02/17	$475,000	$484,062
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A1 (a) 0.898% 1/15/44	690,000	690,690
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	2,695,000	2,695,000
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	1,005,000	1,004,079
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	499,255	521,523
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,482,207	1,484,177
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	101,508	101,628
Oxford Finance Funding Trust 2012-1, Series 2012-1A, Class A (a) 3.900% 3/15/17	1,943,802	1,960,811
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.753% 2/15/18	2,400,000	2,400,446
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.903% 10/17/16	900,000	900,107
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.403% 2/15/16	625,000	626,298
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.353% 3/20/19	213,838	211,791
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.203% 9/20/19	601,222	596,823
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	375,368	383,437
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	851,893	879,240
TAL Advantage LLC, Series 2006-1A FRN (a) 0.393% 4/20/21	524,167	515,225
Tax Liens Securitization Trust, Series 2010-1A, Class 2A2 (a) 2.000% 4/15/18	7,235	7,235

	Principal Amount	Value
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	$31,293	$31,336
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.450% 5/15/20	1,914,250	1,894,835
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	908,333	946,959
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.603% 10/15/15	396,000	403,789
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.703% 7/15/41	840,194	857,788
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	944,167	923,610
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,156,980	1,163,023

		34,322,580

Student Loans ABS — 10.6%
Access Group, Inc., Series 2007-1, Class A2 FRN 0.331% 4/25/17	427,454	425,285
Access Group, Inc., Series 2005-1, Class A2 FRN 0.394% 3/23/20	651,374	649,630
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	201,396	196,487
Access Group, Inc., Series 2002-1, Class A2 FRN 0.464% 9/25/25	828,378	827,217
Access Group, Inc., Series 2005-2, Class A3 FRN 0.469% 11/22/24	428,518	423,572
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	551,968	550,315
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.364% 12/26/18	353,920	353,566
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.394% 9/25/23	174,317	174,143
Brazos Higher Education Authority FRN 0.444% 6/27/22	1,736,298	1,732,547

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.461% 4/25/21	$10,503	$10,296
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	1,175,000	1,010,500
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.374% 12/28/21	568,212	567,038
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.384% 12/28/21	199,297	199,107
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.494% 9/28/26	1,372,891	1,360,869
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.440% 12/15/22	941,065	938,718
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	1,300,000	1,287,000
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	400,000	366,248
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	250,000	193,896
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN 0.654% 6/25/22	1,370,525	1,370,545
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.358% 5/25/23	406,023	402,961
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.388% 8/25/25	1,596,163	1,589,049
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	425,000	394,591
Higher Education Funding HEF, Series 2005-1, Class A2 FRN 0.388% 2/25/24	447,862	447,498
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 0.728% 1/01/44	300,000	269,075
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.153% 1/01/44	425,000	389,921
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.363% 6/27/25	32,923	32,881

	Principal Amount	Value
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.561% 10/25/32	$205,772	$204,235
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.601% 10/28/41	3,038,899	2,997,739
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.803% 9/20/22	422,152	423,446
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	490,384	488,132
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.414% 4/26/27	326,337	323,584
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.004% 4/25/46	282,384	286,275
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.401% 10/28/26	450,932	449,530
Northstar Education Finance, Inc., Series 2004-2 FRN 0.421% 4/28/16	397,659	397,373
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	1,220,510	1,208,791
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.381% 1/25/18	608,028	607,284
Pennsylvania Higher Education Assistance Agency FRN 0.901% 4/25/19	934,655	936,749
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.424% 1/15/19	1,561,268	1,555,292
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	1,610,000	1,517,484
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.381% 4/27/20	80,265	80,088
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.391% 4/25/22	1,814	1,814
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.420% 12/15/22	367,163	366,176
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.460% 3/15/19	473,501	473,417

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.480% 12/17/18	$43,771	$43,806
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.500% 12/15/17	175,607	175,793
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.501% 1/25/16	120,658	120,751
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.551% 1/25/19	116,625	116,792
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.801% 10/25/17	299,666	300,955
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.930% 12/15/38	887,861	788,984
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.953% 10/16/23	558,913	559,676
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.303% 12/15/21	459,953	462,629
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.303% 8/15/23	535,945	539,646
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.351% 7/25/16	97,643	98,836
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.603% 8/15/25	496,320	502,643
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.693% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.693% 12/15/16	500,000	500,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.694% 12/15/16	1,950,000	1,950,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.750% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.853% 12/15/17	672,834	676,013

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	$550,000	$550,000
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.421% 7/28/26	387,467	385,176
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.491% 10/28/28	330,740	329,919
South Carolina Student Loan Corp. FRN 0.377% 12/02/19	1,023,802	1,019,051
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.751% 1/25/21	373,286	373,828
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.687% 9/01/22	1,741,942	1,741,768
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.468% 5/25/30	879,582	879,560

		42,246,190

WL Collateral CMO — 0.1%
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	439,465	443,860

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	413,657	405,386

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $123,358,959)		123,751,271

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.5%
Pass-Through Securities — 0.5%
Federal Home Loan Mortgage Corp., Pool #1Q0239 FRN 2.423% 3/01/37	1,457,057	1,566,791
Government National Mortgage Association II FRN, Pool #82462 3.500% 1/20/40	552,170	584,070

		2,150,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,070,996)		2,150,861

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 96.4%
U.S. Treasury Bonds & Notes — 96.4%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	$17,478,501	$18,568,181
U.S. Treasury Inflation Index (b) (c) 0.125% 4/15/17	15,263,009	16,461,399
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	21,357,840	23,238,334
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	14,389,375	15,681,052
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	7,609,170	8,207,799
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	3,186,600	3,347,425
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	16,525,281	18,900,790
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	2,553,111	2,559,095
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	8,531,864	8,904,467
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	19,346,536	22,807,747
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	5,438,500	5,618,650
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	15,326,150	18,306,366
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	4,841,022	5,670,047
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,515,920	10,143,925
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	5,455,069	5,818,600
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	5,953,404	6,940,830
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	7,142,135	9,078,325
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	11,852,252	13,001,363
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	8,463,007	10,359,913
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	8,548,400	9,047,951
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	10,576,405	11,786,906
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	9,278,320	12,074,861
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	6,524,094	7,957,359
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	5,724,483	8,063,918
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	6,580,199	9,310,982

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	$10,615,578	$12,382,902
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	11,699,096	15,700,549
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	7,699,148	10,477,454
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	10,258,560	11,867,872
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,505,120	10,483,715
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	9,112,965	10,962,615
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,242,150	5,212,768
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	5,977,524	9,330,544
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	8,968,499	14,570,304

		382,845,008

TOTAL U.S. TREASURY OBLIGATIONS (Cost $339,271,099)		382,845,008

TOTAL BONDS & NOTES (Cost $480,900,758)		525,124,130

TOTAL LONG-TERM INVESTMENTS (Cost $480,900,758)		525,124,130

SHORT-TERM INVESTMENTS — 51.5%
Commercial Paper — 51.1%
AGL Capital Corp. (a) 0.375% 5/23/13	6,200,000	6,196,495
Aon Corp. (a) 0.350% 4/25/13	2,700,000	2,699,291
Aon Corp. (a) 0.350% 4/30/13	3,500,000	3,498,911
Archer Daniels Midland Co. (a) 0.427% 8/28/13	9,000,000	8,984,040
AT&T, Inc. (a) 0.518% 7/24/13	9,500,000	9,484,254
Bemis Co., Inc. (a) 0.355% 4/17/13	2,800,000	2,799,483
Bemis Co., Inc. (a) 0.355% 4/24/13	1,000,000	999,747
British Telecommunications PLC (a) 0.457% 5/15/13	1,200,000	1,199,295
British Telecommunications PLC (a) 0.750% 3/10/14	5,000,000	4,963,958
Covidien International Finance (a) 0.426% 4/18/13	7,200,000	7,198,320

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Covidien International Finance SA (a) 0.350% 6/06/13	$3,000,000	$2,997,988
DENTSPLY International, Inc. (a) 0.335% 4/12/13	6,200,000	6,199,204
Devon Energy Corp. (a) 0.406% 8/13/13	6,100,000	6,090,714
Duke Energy Corp. (a) 0.406% 9/10/13	6,000,000	5,989,000
Elsevier Finance SA (a) 0.400% 5/29/13	6,200,000	6,195,798
Enbridge Energy Partners LP (a) 0.375% 4/16/13	6,200,000	6,198,853
Glencore Funding LLC 0.569% 5/21/13	6,200,000	6,194,889
Holcim US Finance Sarl & Cie (a) 0.490% 5/20/13	6,200,000	6,195,612
Johnson Controls, Inc. (a) 0.300% 4/03/13	785,000	784,967
Kroger Co. (a) 0.330% 4/02/13	1,800,000	1,799,934
Kroger Co. (a) 0.385% 4/09/13	4,400,000	4,399,489
Marriott International, Inc. (a) 0.360% 4/30/13	6,200,000	6,198,016
National Grid USA (a) 0.426% 5/14/13	6,200,000	6,196,673
NextEra Energy Capital Holding, Inc. (a) 0.355% 4/23/13	7,300,000	7,298,226
Noble Corp. (a) 0.370% 5/28/13	6,200,000	6,196,177
ONEOK, Inc. (a) 0.457% 4/09/13	6,400,000	6,399,120
Pentair Finance (a) 0.370% 4/15/13	6,200,000	6,198,975
Sempra Energy Holding (a) 0.630% 4/18/13	6,400,000	6,397,760
The Stanley Works (a) 0.400% 6/20/13	10,000,000	9,990,778
Talisman Energy, Inc. (a) 0.420% 5/31/13	6,200,000	6,195,443
Tesco Treasury Services PLC (a) 0.400% 8/22/13	6,200,000	6,189,942
Transcanada PipeLines, Ltd. (a) 0.386% 4/12/13	6,200,000	6,199,084
United Healthcare Co. (a) 0.365% 6/24/13	10,000,000	9,991,300
Vodafone Group PLC (a) 0.570% 10/22/13	6,100,000	6,080,007
Volvo Group Treasury (a) 0.400% 4/03/13	6,400,000	6,399,644

	Principal Amount	Value
Westar Energy, Inc. (a) 0.380% 4/04/13	$6,200,000	$6,199,586

		203,200,973

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	1,476,616	1,476,616

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	444	444

TOTAL SHORT-TERM INVESTMENTS (Cost $204,678,033)		204,678,033

TOTAL INVESTMENTS — 183.7% (Cost $685,578,791) (e)		729,802,163

Other Assets/(Liabilities) — (83.7)%		(332,457,158)

NET ASSETS — 100.0%		$397,345,005

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $276,374,062 or 69.56% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	Maturity value of $1,476,618. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,508,098.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	95,000	$2,487,100

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,487,100

TOTAL EQUITIES (Cost $2,375,000)		2,487,100

	Principal Amount
BONDS & NOTES — 95.7%

CORPORATE DEBT — 39.1%
Advertising — 0.3%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,050,000	1,049,759
WPP Finance 8.000% 9/15/14	1,365,000	1,498,516
WPP Finance 2010 4.750% 11/21/21	763,000	824,116

		3,372,391

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	802,346
Goodrich Corp. 6.125% 3/01/19	250,000	312,677
L-3 Communications Corp. 4.750% 7/15/20	100,000	110,618
United Technologies Corp. 6.125% 7/15/38	350,000	455,610

		1,681,251

Agriculture — 0.3%
Altria Group, Inc. 2.850% 8/09/22	1,000,000	983,093
Altria Group, Inc. 4.250% 8/09/42	515,000	485,312
Altria Group, Inc. 9.700% 11/10/18	112,000	155,867
Altria Group, Inc. 9.950% 11/10/38	170,000	280,745
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,241,271
Philip Morris International, Inc. 6.375% 5/16/38	160,000	207,450

		3,353,738

	Principal Amount	Value
Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	$133,410	$58,367

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	938,426
Volvo Treasury AB (a) 5.950% 4/01/15	2,700,000	2,932,311

		3,870,737

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	1,516,000	1,690,340
Lear Corp. (a) 4.750% 1/15/23	440,000	429,000

		2,119,340

Banks — 2.4%
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,530,932
Bank of America Corp. 3.625% 3/17/16	925,000	981,227
Bank of America Corp. 4.500% 4/01/15	700,000	741,736
Bank of America Corp. 5.750% 12/01/17	780,000	902,193
Bank of America Corp. 5.875% 2/07/42	470,000	558,375
Bank of America Corp. Series L 5.650% 5/01/18	1,230,000	1,422,873
Barclays Bank PLC 5.000% 9/22/16	200,000	224,632
Capital One Financial Corp. 2.125% 7/15/14	550,000	558,603
Capital One Financial Corp. 7.375% 5/23/14	455,000	488,430
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,580,413
Credit Suisse New York 5.500% 5/01/14	400,000	420,818
Discover Bank 2.000% 2/21/18	1,385,000	1,389,163
Export-Import Bank of Korea 1.750% 2/27/18	505,000	503,464
Export-Import Bank of Korea 4.000% 1/11/17	650,000	707,994
First Horizon National Corp. 5.375% 12/15/15	1,490,000	1,620,831
FirstMerit Corp. 4.350% 2/04/23	460,000	476,793
HSBC Holdings PLC 6.500% 9/15/37	570,000	698,183

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (a) 4.700% 2/21/18	$1,250,000	$1,319,337
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	963,407
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,970,000	2,092,528
JP Morgan Chase & Co. 6.000% 1/15/18	275,000	326,797
Regions Financial Corp. 7.750% 11/10/14	2,000,000	2,204,960
The Toronto-Dominion Bank 2.375% 10/19/16	1,010,000	1,056,656
UBS AG 5.750% 4/25/18	1,095,000	1,297,205
Wachovia Bank NA 5.850% 2/01/37	25,000	30,232
Wachovia Bank NA 6.600% 1/15/38	325,000	430,426
Wachovia Corp. 5.750% 6/15/17	910,000	1,069,471
Wells Fargo & Co. 3.450% 2/13/23	1,890,000	1,902,701
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,173,441
Wells Fargo & Co. 4.600% 4/01/21	210,000	239,831

		28,913,652

Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	170,703
Molson Coors Brewing Co. 5.000% 5/01/42	400,000	423,504
Pernod-Ricard SA (a) 2.950% 1/15/17	1,400,000	1,470,413

		2,064,620

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	1,019,372

Building Materials — 1.0%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,485,150
Lafarge North America, Inc. 6.875% 7/15/13	2,640,000	2,682,240
Lafarge SA (a) 6.200% 7/09/15	2,700,000	2,889,000
Masco Corp. 4.800% 6/15/15	1,875,000	1,974,407
Masco Corp. 7.125% 8/15/13	840,000	857,006
Owens Corning, Inc. 4.200% 12/15/22	1,225,000	1,252,865

	Principal Amount	Value
Owens Corning, Inc. 9.000% 6/15/19	$590,000	$755,930

		11,896,598

Chemicals — 1.0%
Cabot Corp. 5.000% 10/01/16	2,215,000	2,465,636
Cytec Industries, Inc. 3.500% 4/01/23	380,000	380,965
Cytec Industries, Inc. 8.950% 7/01/17	250,000	310,485
The Dow Chemical Co. 3.000% 11/15/22	1,200,000	1,179,362
The Dow Chemical Co. 8.550% 5/15/19	250,000	336,042
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	141,484
Ecolab, Inc. 4.350% 12/08/21	375,000	413,755
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,300,000	1,361,567
Methanex Corp. 5.250% 3/01/22	350,000	390,317
RPM International, Inc. 3.450% 11/15/22	1,425,000	1,412,393
RPM International, Inc. 6.125% 10/15/19	550,000	645,755
RPM International, Inc. 6.250% 12/15/13	2,310,000	2,390,261
Valspar Corp. 7.250% 6/15/19	315,000	390,107

		11,818,129

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,054,459
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,160,000	1,191,900
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	250,000	265,313
ERAC USA Finance Co. (a) 6.700% 6/01/34	125,000	152,916
ERAC USA Finance LLC (a) 3.300% 10/15/22	875,000	881,488

		3,546,076

Computers — 0.4%
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	87,600
Electronic Data Systems LLC 7.450% 10/15/29	300,000	350,414
Hewlett-Packard Co. 2.125% 9/13/15	865,000	876,966

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. 2.200% 12/01/15	$1,025,000	$1,045,096
Hewlett-Packard Co. 5.500% 3/01/18	750,000	841,012
HP Enterprise Services LLC Series B 6.000% 8/01/13	360,000	366,188
International Business Machines Corp. 5.600% 11/30/39	600,000	747,333

		4,314,609

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	815,000	836,247
The Procter & Gamble Co. 5.800% 8/15/34	175,000	226,797

		1,063,044

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	660,000	665,705

Diversified Financial — 4.4%
American Express Co. 6.150% 8/28/17	295,000	352,880
American Express Co. 8.125% 5/20/19	810,000	1,089,600
BlackRock, Inc. 5.000% 12/10/19	580,000	688,173
BlackRock, Inc. 6.250% 9/15/17	295,000	358,864
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,705,564
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,287,821
Citigroup, Inc. 5.500% 10/15/14	610,000	650,928
Citigroup, Inc. 5.875% 5/29/37	490,000	579,707
Citigroup, Inc. 5.875% 1/30/42	475,000	567,692
Citigroup, Inc. 6.125% 11/21/17	745,000	880,866
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,071,671
Citigroup, Inc. 8.500% 5/22/19	486,000	647,473
Eaton Vance Corp. 6.500% 10/02/17	905,000	1,086,877
ERAC USA Finance LLC (a) 2.750% 7/01/13	1,100,000	1,105,838
Ford Motor Credit Co. LLC 2.750% 5/15/15	1,500,000	1,531,146
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,250,000	1,281,976

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.875% 1/15/15	$1,420,000	$1,476,184
Ford Motor Credit Co. LLC 8.700% 10/01/14	2,200,000	2,430,237
General Electric Capital Corp. 1.600% 11/20/17	1,380,000	1,385,218
General Electric Capital Corp. 3.350% 10/17/16	555,000	595,941
General Electric Capital Corp. 5.375% 10/20/16	590,000	672,110
General Electric Capital Corp. 5.500% 1/08/20	115,000	136,271
General Electric Capital Corp. 5.625% 5/01/18	190,000	224,859
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,362,640
The Goldman Sachs Group, Inc. 1.600% 11/23/15	1,610,000	1,624,743
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	938,273
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	403,557
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,082,334
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,091,598
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,104,588
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	385,320
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	176,755
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	349,029
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	386,603
Hyundai Capital America (a) 1.625% 10/02/15	680,000	684,644
Hyundai Capital America (a) 4.000% 6/08/17	575,000	618,852
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,511,212
International Lease Finance Corp. 5.625% 9/20/13	390,000	396,825
International Lease Finance Corp. 5.750% 5/15/16	1,900,000	2,052,000
Janus Capital Group, Inc. 6.700% 6/15/17	1,750,000	2,003,256
JP Morgan Chase & Co. 3.450% 3/01/16	1,965,000	2,089,121
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,041,125

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 4.950% 3/25/20	$1,655,000	$1,897,285
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,338,038
Lazard Group LLC 6.850% 6/15/17	450,000	517,384
Lazard Group LLC 7.125% 5/15/15	1,330,000	1,471,239
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	533,113
Morgan Stanley 3.800% 4/29/16	600,000	636,554
Morgan Stanley 4.000% 7/24/15	950,000	1,002,648
Morgan Stanley 4.200% 11/20/14	1,765,000	1,847,411
Morgan Stanley 5.450% 1/09/17	330,000	369,379
Morgan Stanley 5.750% 1/25/21	625,000	722,243
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	1,195,402
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	226,210
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	311,205

		53,178,482

Electric — 2.1%
The AES Corp. 7.750% 10/15/15	700,000	786,625
Ameren Corp. 8.875% 5/15/14	2,190,000	2,364,644
CMS Energy Corp. 2.750% 5/15/14	3,830,000	3,893,482
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,425,620
CMS Energy Corp. 6.875% 12/15/15	235,000	267,984
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	975,465
Florida Power & Light Co. 4.950% 6/01/35	630,000	724,458
Georgia Power Co. 4.300% 3/15/42	473,000	474,552
IPALCO Enterprises, Inc. 5.000% 5/01/18	2,215,000	2,392,200
Kansas Gas & Electric Co. 5.647% 3/29/21	261,348	291,964
Kiowa Power Partners LLC (a) 4.811% 12/30/13	51,162	51,557

	Principal Amount	Value
LG&E and KU Energy LLC 4.375% 10/01/21	$1,100,000	$1,203,260
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,100,000	1,355,547
National Fuel Gas Co. 3.750% 3/01/23	710,000	719,830
Nevada Power Co. Series N 6.650% 4/01/36	550,000	734,642
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,070,000	1,054,041
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,064,402
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	74,682
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	691,834
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	662,054
PPL Capital Funding, Inc. 3.500% 12/01/22	875,000	881,458
Southern California Edison Co. 5.950% 2/01/38	545,000	705,142
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	119,870	122,511
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	233,000	256,151
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	632,568
Union Electric Co. 6.700% 2/01/19	505,000	633,196
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	864,506
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	444,827

		25,749,202

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	600,000	637,500
Energizer Holdings, Inc. 4.700% 5/24/22	1,025,000	1,090,829

		1,728,329

Electronics — 0.6%
Amphenol Corp. 4.000% 2/01/22	475,000	497,525
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	812,285
Avnet, Inc. 4.875% 12/01/22	1,005,000	1,042,260
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,104,174

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jabil Circuit, Inc. 7.750% 7/15/16	$1,015,000	$1,168,519
PerkinElmer, Inc. 5.000% 11/15/21	600,000	659,812
Tech Data Corp. 3.750% 9/21/17	885,000	921,764

		7,206,339

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,135,000	1,168,698

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	550,000	592,258

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	595,000	654,288
Republic Services, Inc. 5.250% 11/15/21	100,000	116,895
Waste Management, Inc. 6.100% 3/15/18	90,000	107,753

		878,936

Foods — 0.8%
ConAgra Foods, Inc. (a) 4.950% 8/15/20	600,000	687,063
ConAgra Foods, Inc. (a) 6.625% 8/15/39	350,000	436,971
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	581,952
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,050,796
General Mills, Inc. 5.400% 6/15/40	70,000	82,524
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,197,505
Kraft Foods, Inc. 6.500% 2/09/40	375,000	486,966
TreeHouse Foods, Inc. 7.750% 3/01/18	2,050,000	2,221,687
Tyson Foods, Inc. 4.500% 6/15/22	850,000	924,906
Tyson Foods, Inc. 6.600% 4/01/16	2,300,000	2,634,641

		10,305,011

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	425,000	478,390
International Paper Co. 7.300% 11/15/39	765,000	1,008,565
International Paper Co. 9.375% 5/15/19	200,000	274,865

	Principal Amount	Value
The Mead Corp. 7.550% 3/01/47	$1,000,000	$1,108,841
Plum Creek Timberlands LP 3.250% 3/15/23	1,015,000	998,939

		3,869,600

Gas — 0.1%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	470,694
Southern Union Co. VRN 3.316% 11/01/66	1,375,000	1,206,562

		1,677,256

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	799,751

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	2,650,000	2,811,260
Boston Scientific Corp. 6.000% 1/15/20	650,000	759,763
Johnson & Johnson 5.850% 7/15/38	175,000	231,233

		3,802,256

Health Care – Services — 1.1%
Cigna Corp. 2.750% 11/15/16	800,000	844,511
Cigna Corp. 5.125% 6/15/20	450,000	519,075
HCA, Inc. 8.500% 4/15/19	5,130,000	5,662,238
Kaiser Foundation Hospitals 3.500% 4/01/22	375,000	393,641
Roche Holdings, Inc. (a) 6.000% 3/01/19	170,000	211,429
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	987,260
UnitedHealth Group, Inc. 2.750% 2/15/23	405,000	399,503
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	329,617
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,561,143
WellPoint, Inc., Convertible (a) 2.750% 10/15/42	650,000	710,125
WellPoint, Inc. 3.300% 1/15/23	875,000	886,673
WellPoint, Inc. 4.350% 8/15/20	1,185,000	1,318,225

		13,823,440

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	$725,000	$859,346
Leucadia National Corp. 7.750% 8/15/13	1,680,000	1,715,700

		2,575,046

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	630,000	642,099
Whirlpool Corp. 5.150% 3/01/43	290,000	293,088
Whirlpool Corp. 8.600% 5/01/14	220,000	237,762

		1,172,949

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	686,726

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	670,000	681,657
Newell Rubbermaid, Inc. 2.050% 12/01/17	850,000	854,706
Toro Co. 7.800% 6/15/27	235,000	278,533

		1,814,896

Insurance — 1.7%
Aflac, Inc. 8.500% 5/15/19	285,000	385,178
The Allstate Corp. 5.550% 5/09/35	630,000	756,761
The Allstate Corp. 7.450% 5/16/19	90,000	118,329
American International Group, Inc. 3.000% 3/20/15	1,200,000	1,244,982
American International Group, Inc. 3.650% 1/15/14	225,000	230,247
The Chubb Corp. VRN 6.375% 3/29/67	1,250,000	1,373,438
CNA Financial Corp. 7.350% 11/15/19	670,000	848,071
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	225,000	249,197
The Hartford Financial Services Group, Inc. 5.375% 3/15/17	325,000	370,372
ING US, Inc. (a) 5.500% 7/15/22	600,000	663,836
Lincoln National Corp. 4.300% 6/15/15	425,000	455,091

	Principal Amount	Value
Lincoln National Corp. 8.750% 7/01/19	$670,000	$908,119
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	970,286
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	706,435
MetLife, Inc. Series A 6.817% 8/15/18	145,000	180,747
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	394,540
Prudential Financial, Inc. 3.875% 1/14/15	615,000	647,060
Prudential Financial, Inc. 4.500% 11/15/20	475,000	533,878
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,329,142
Prudential Financial, Inc. VRN 5.200% 3/15/44	1,800,000	1,804,500
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,154,000	1,194,390
Prudential Financial, Inc. 6.200% 11/15/40	350,000	423,290
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,359,974
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	733,440
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,821,174

		20,702,477

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,250,000	1,493,679

Investment Companies — 0.2%
Xstrata Finance Canada (a) 1.800% 10/23/15	1,225,000	1,238,921
Xstrata Finance Canada (a) 2.850% 11/10/14	1,000,000	1,024,890
Xstrata Finance Canada (a) 5.800% 11/15/16	240,000	273,246

		2,537,057

Iron & Steel — 1.1%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,352,000	1,511,504
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	283,222
ArcelorMittal 4.250% 8/05/15	3,850,000	4,001,497
ArcelorMittal 5.750% 8/05/20	1,200,000	1,266,000
ArcelorMittal 9.500% 2/15/15	2,010,000	2,271,300

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cliffs Natural Resources, Inc. 3.950% 1/15/18	$1,025,000	$1,029,131
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,084,854
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,138,152

		13,585,660

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	750,000	752,347

Lodging — 0.7%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,207,250
Hyatt Hotels Corp. (a) 5.750% 8/15/15	585,000	635,504
Marriott International, Inc. 3.250% 9/15/22	1,345,000	1,350,446
Marriott International, Inc. 5.810% 11/10/15	300,000	330,861
Marriott International, Inc. 6.200% 6/15/16	945,000	1,082,472
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	267,054
Wyndham Worldwide Corp. 2.500% 3/01/18	1,160,000	1,166,568
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	360,170
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,842
Wynn Las Vegas LLC 7.750% 8/15/20	2,400,000	2,691,000

		9,098,167

Machinery – Diversified — 0.2%
Roper Industries, Inc. 3.125% 11/15/22	1,075,000	1,079,000
Xylem, Inc. 3.550% 9/20/16	800,000	853,085
Xylem, Inc. 4.875% 10/01/21	375,000	423,508

		2,355,593

Manufacturing — 1.0%
Carlisle Cos., Inc. 3.750% 11/15/22	875,000	875,045
Cooper US, Inc. 6.100% 7/01/17	535,000	632,310
Eaton Corp. (a) 1.500% 11/02/17	715,000	717,051
General Electric Co. 4.125% 10/09/42	1,430,000	1,433,639

	Principal Amount	Value
General Electric Co. 5.250% 12/06/17	$335,000	$392,415
Harsco Corp 2.700% 10/15/15	1,550,000	1,564,556
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	374,158
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	590,000	641,126
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	530,000	612,161
Textron, Inc. 6.200% 3/15/15	1,050,000	1,143,715
Textron, Inc. 7.250% 10/01/19	730,000	883,976
Tyco Electronics Group SA 6.550% 10/01/17	1,775,000	2,122,605
Tyco Electronics Group SA 7.125% 10/01/37	335,000	426,496

		11,819,253

Media — 1.1%
BSKYB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,570,056
CBS Corp. 7.875% 7/30/30	315,000	416,475
Comcast Corp. 6.400% 5/15/38	190,000	238,954
Comcast Corp. 6.950% 8/15/37	515,000	684,753
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	1,300,000	1,404,650
Grupo Televisa SAB 6.625% 1/15/40	109,000	132,756
NBCUniversal Media LLC 6.400% 4/30/40	65,000	82,413
News America, Inc. 6.900% 8/15/39	420,000	534,700
News America, Inc. 8.000% 10/17/16	1,500,000	1,841,571
Scholastic Corp. 5.000% 4/15/13	1,680,000	1,682,117
Time Warner Cable, Inc. 4.000% 9/01/21	550,000	586,853
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,162,415
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	97,629
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	429,816
Time Warner, Inc. 4.700% 1/15/21	650,000	732,949

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 5.875% 11/15/16	$710,000	$825,643
Time Warner, Inc. 6.100% 7/15/40	650,000	753,626
Time Warner, Inc. 6.250% 3/29/41	210,000	248,252
Viacom, Inc. 6.250% 4/30/16	265,000	304,377

		13,730,005

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	875,000	930,920

Mining — 0.6%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	413,000	418,657
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	585,000	587,444
Freeport-McMoRan Copper & Gold, Inc. (a) 3.875% 3/15/23	1,120,000	1,123,240
Freeport-McMoRan Copper & Gold, Inc. (a) 5.450% 3/15/43	880,000	869,700
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,100,000	1,159,609
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,109,889
Vale Overseas Ltd. 5.625% 9/15/19	200,000	225,513
Vale Overseas Ltd. 6.250% 1/11/16	770,000	861,029
Vale Overseas Ltd. 6.250% 1/23/17	380,000	433,558
Vale Overseas Ltd. 6.875% 11/10/39	335,000	382,002
Vulcan Materials Co. 6.500% 12/01/16	540,000	604,800

		7,775,441

Office Equipment/Supplies — 0.1%
Pitney Bowes Inc, Series MTN, MTN 4.750% 1/15/16	820,000	861,957
Xerox Corp. 4.250% 2/15/15	475,000	500,337
Xerox Corp. 5.625% 12/15/19	85,000	97,145

		1,459,439

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,559

	Principal Amount	Value
Oil & Gas — 2.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	$2,000,000	$2,387,224
Anadarko Petroleum Corp. 6.450% 9/15/36	545,000	669,844
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	652,054
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	704,705
Chesapeake Energy Corp. 9.500% 2/15/15	1,640,000	1,853,200
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	213,000
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	2,213,269
ConocoPhillips 6.500% 2/01/39	475,000	635,182
Devon Energy Corp. 5.600% 7/15/41	700,000	764,870
Devon Energy Corp. 6.300% 1/15/19	260,000	313,893
EQT Corp. 4.875% 11/15/21	500,000	529,769
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	984,463
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	879,306
Newfield Exploration Co. 6.875% 2/01/20	1,200,000	1,287,000
Nexen, Inc. 7.500% 7/30/39	150,000	218,087
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	167,650
Petrobras International Finance Co. 3.875% 1/27/16	900,000	941,837
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,084,388
Petrobras International Finance Co. 6.750% 1/27/41	425,000	480,375
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,365,525
Phillips 66 4.300% 4/01/22	500,000	548,881
Phillips 66 5.875% 5/01/42	450,000	528,547
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,300,529
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,335,844
Rosneft Oil Co. via Rosneft International Finance Ltd. (a) 3.149% 3/06/17	900,000	904,500

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rowan Cos., Inc. 4.875% 6/01/22	$1,850,000	$2,010,937
Rowan Cos., Inc. 5.000% 9/01/17	690,000	769,091
Rowan Cos., Inc. 5.400% 12/01/42	970,000	968,511
Shell International Finance BV 5.500% 3/25/40	325,000	404,941
Talisman Energy, Inc. 5.500% 5/15/42	600,000	624,048
Talisman Energy, Inc. 7.750% 6/01/19	545,000	690,833
Transocean, Inc. 4.950% 11/15/15	2,500,000	2,704,965
Transocean, Inc. 5.050% 12/15/16	900,000	999,987
Valero Energy Corp. 6.125% 2/01/20	800,000	972,052

		33,109,307

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	929,966
Superior Energy Services, Inc. 7.125% 12/15/21	1,375,000	1,538,281
Weatherford International Ltd. 4.500% 4/15/22	650,000	669,564
Weatherford International Ltd. 5.950% 4/15/42	475,000	489,588
Weatherford International Ltd. 6.000% 3/15/18	525,000	598,885

		4,226,284

Packaging & Containers — 0.2%
Bemis Co., Inc. 6.800% 8/01/19	840,000	1,017,021
Brambles USA Inc., Series A (a) 5.350% 4/01/20	490,000	550,364
Sonoco Products Co. 4.375% 11/01/21	475,000	515,199

		2,082,584

Pharmaceuticals — 1.0%
AbbVie, Inc. (a) 4.400% 11/06/42	500,000	504,121
McKesson Corp. 4.750% 3/01/21	600,000	694,993
McKesson Corp. 6.000% 3/01/41	550,000	708,569
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,147,963
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	698,800

	Principal Amount	Value
Medco Health Solutions, Inc. 2.750% 9/15/15	$1,880,000	$1,960,075
Merck Sharp & Dohme Corp 5.850% 6/30/39	180,000	232,746
Mylan, Inc. (a) 7.625% 7/15/17	550,000	611,407
Mylan, Inc. (a) 7.875% 7/15/20	2,875,000	3,354,883
Pfizer, Inc. 7.200% 3/15/39	395,000	582,003
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	395,000	501,954
Wyeth 6.000% 2/15/36	360,000	466,568
Zoetis, Inc. (a) 3.250% 2/01/23	445,000	451,267

		11,915,349

Pipelines — 1.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	223,276
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	539,676
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	532,799
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	46,094
DCP Midstream Operating LLC 3.875% 3/15/23	190,000	191,027
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,146,480
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,415,380
Enogex LLC (a) 6.875% 7/15/14	1,595,000	1,679,474
Enterprise Products Operating LP 3.200% 2/01/16	450,000	477,479
Enterprise Products Operating LP 5.950% 2/01/41	455,000	527,114
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	203,018
Kern River Funding Corp. (a) 4.893% 4/30/18	462,540	505,407
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	215,064
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	179,931
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	219,662
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,987,866

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Magellan Midstream Partners LP 6.550% 7/15/19	$560,000	$690,184
ONEOK Partners LP 3.250% 2/01/16	450,000	475,388
ONEOK Partners LP 6.125% 2/01/41	440,000	511,709
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	361,316
Texas Eastern Transmission LP (a) 6.000% 9/15/17	230,000	271,076
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	163,529
The Williams Cos., Inc. 3.700% 1/15/23	570,000	565,844
Williams Partners LP 5.250% 3/15/20	1,415,000	1,612,510

		16,741,303

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	760,000	835,542
Colonial Realty LP 6.150% 4/15/13	565,000	565,936
Colonial Realty LP 6.250% 6/15/14	358,000	378,156
Post Apartment Homes LP 3.375% 12/01/22	400,000	404,052
ProLogis LP 5.625% 11/15/16	1,655,000	1,875,409
ProLogis LP 6.125% 12/01/16	82,000	94,339

		4,153,434

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp. 4.625% 4/01/15	2,700,000	2,879,164
Boston Properties LP 3.700% 11/15/18	475,000	520,846
Boston Properties LP 4.125% 5/15/21	580,000	628,465
Boston Properties LP 5.000% 6/01/15	170,000	184,936
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	881,997
BRE Properties, Inc. 3.375% 1/15/23	1,140,000	1,132,069
DDR Corp 9.625% 3/15/16	1,250,000	1,523,547
DDR Corp. 4.625% 7/15/22	920,000	995,184
DDR Corp. 4.750% 4/15/18	1,000,000	1,105,537
DDR Corp. 7.500% 4/01/17	1,000,000	1,188,741

	Principal Amount	Value
DDR Corp. 7.875% 9/01/20	$1,000,000	$1,271,464
Duke Realty LP 3.625% 4/15/23	830,000	831,072
Duke Realty LP 8.250% 8/15/19	1,375,000	1,780,750
ERP Operating LP 4.625% 12/15/21	375,000	420,511
HCP, Inc. 2.625% 2/01/20	970,000	976,195
Highwoods Realty LP 5.850% 3/15/17	1,800,000	2,019,308
Host Hotels & Resorts LP 9.000% 5/15/17	795,000	837,731
Liberty Property LP 3.375% 6/15/23	675,000	670,136
Mack-Cali Realty LP 4.500% 4/18/22	2,000,000	2,131,014
Mack-Cali Realty LP 7.750% 8/15/19	515,000	648,807
Realty Income Corp. 2.000% 1/31/18	2,445,000	2,460,922
Realty Income Corp. 3.250% 10/15/22	1,290,000	1,263,114
Simon Property Group LP 5.650% 2/01/20	140,000	168,894
UDR, Inc. 4.625% 1/10/22	900,000	988,698
Ventas Realty LP/Ventas Capital Corp. 4.000% 4/30/19	1,325,000	1,446,024
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	475,000	510,277
Weingarten Realty Investors 3.500% 4/15/23	1,190,000	1,184,083

		30,649,486

Retail — 0.9%
Best Buy Co., Inc. 7.250% 7/15/13	1,325,000	1,344,875
CVS Caremark Corp. 6.125% 9/15/39	560,000	691,864
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,362,544	1,610,408
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,363	12,137
Darden Restaurants, Inc. 3.350% 11/01/22	630,000	599,161
The Home Depot, Inc. 5.950% 4/01/41	600,000	762,569
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	610,000	749,883
McDonald’s Corp. 6.300% 10/15/37	400,000	540,645

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
O’Reilly Automotive, Inc. 4.875% 1/14/21	$575,000	$637,817
QVC, Inc. (a) 4.375% 3/15/23	835,000	844,130
QVC, Inc. 5.125% 7/02/22	545,000	577,308
Target Corp. 7.000% 1/15/38	475,000	678,586
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	962,999
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	695,524

		10,707,906

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	800,000	974,326
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,230,797
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	113

		2,205,236

Semiconductors — 0.3%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,190,941
Intel Corp., Convertible 2.950% 12/15/35	1,050,000	1,114,313
Micron Technology, Inc., Convertible (a) 2.125% 2/15/33	1,018,000	1,152,885

		3,458,139

Software — 0.5%
CA, Inc. 5.375% 12/01/19	1,530,000	1,731,574
ManTech International Corp. 7.250% 4/15/18	1,285,000	1,362,100
Microsoft Corp. 3.000% 10/01/20	340,000	363,334
Oracle Corp. 1.200% 10/15/17	1,425,000	1,426,568
Oracle Corp. 2.500% 10/15/22	1,070,000	1,050,432

		5,934,008

Telecommunications — 2.7%
America Movil SAB de CV 5.000% 3/30/20	500,000	562,347
America Movil SAB de CV 6.125% 3/30/40	525,000	611,109
American Tower Corp. 4.500% 1/15/18	1,375,000	1,512,219
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,391,862

	Principal Amount	Value
AT&T, Inc. 6.550% 2/15/39	$455,000	$562,058
British Telecom PLC STEP 9.625% 12/15/30	495,000	767,259
CenturyLink, Inc. 5.500% 4/01/13	840,000	840,000
CenturyLink, Inc. 6.150% 9/15/19	560,000	593,600
CenturyLink, Inc. 7.650% 3/15/42	1,200,000	1,159,500
Cisco Systems, Inc. 5.500% 1/15/40	345,000	411,683
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	672,610
Embarq Corp. 7.082% 6/01/16	780,000	892,961
Embarq Corp. 7.995% 6/01/36	145,000	152,643
Frontier Communications Corp. 7.875% 4/15/15	1,660,000	1,894,475
Juniper Networks, Inc. 4.600% 3/15/21	450,000	482,826
Juniper Networks, Inc. 5.950% 3/15/41	700,000	780,228
Motorola Solutions, Inc. 3.500% 3/01/23	1,180,000	1,186,960
Qwest Corp. 8.375% 5/01/16	2,960,000	3,495,733
Rogers Communications, Inc. 7.500% 8/15/38	50,000	68,939
Telecom Italia Capital 4.950% 9/30/14	1,925,000	1,993,746
Telecom Italia Capital 6.000% 9/30/34	115,000	106,761
Telecom Italia Capital 6.175% 6/18/14	910,000	952,015
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	700,000	727,826
Telefonica Emisiones SAU 2.582% 4/26/13	1,510,000	1,511,487
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,250,808
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	511,199
Verizon Communications, Inc. 7.350% 4/01/39	420,000	564,229
Verizon Communications, Inc. 8.750% 11/01/18	829,000	1,114,864
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	341,527
Virgin Media Finance PLC 8.375% 10/15/19	3,375,000	3,771,562

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC 6.500% 1/15/18	$1,830,000	$1,948,950

		32,833,986

Transportation — 0.8%
Asciano Finance (a) 3.125% 9/23/15	925,000	953,006
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,261,598
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	904,668
Canadian National Railway Co. 5.850% 11/15/17	200,000	240,595
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,285,441
Con-way, Inc. 7.250% 1/15/18	415,000	488,869
CSX Corp. 7.250% 5/01/27	50,000	64,717
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	458,428
Ryder System, Inc. 2.500% 3/01/18	2,980,000	3,055,859
Union Pacific Corp. 4.000% 2/01/21	500,000	558,320
Union Pacific Corp. 5.375% 6/01/33	520,000	577,650

		9,849,151

Trucking & Leasing — 0.9%
GATX Corp. 2.375% 7/30/18	865,000	874,890
GATX Corp. 3.500% 7/15/16	875,000	926,686
GATX Corp. 3.900% 3/30/23	530,000	533,964
GATX Corp. 4.750% 5/15/15	315,000	334,235
GATX Corp. 4.750% 6/15/22	925,000	980,908
GATX Corp. 8.750% 5/15/14	1,145,000	1,240,631
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	3,425,000	3,508,077
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,200,000	1,241,624
TTX Co. (a) 3.050% 11/15/22	900,000	877,288

		10,518,303

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $442,687,733)		$475,521,877

MUNICIPAL OBLIGATIONS — 0.4%
New York City Municipal Water Finance Authority 5.882% 6/15/44	$105,000	138,811
State of California 5.950% 4/01/16	410,000	469,594
State of California BAB 7.550% 4/01/39	120,000	173,240
State of California BAB 7.600% 11/01/40	1,160,000	1,697,068
State of Illinois 5.365% 3/01/17	2,200,000	2,453,396

		4,932,109

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,278,832)		4,932,109

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.4%
Automobile ABS — 0.7%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	1,866,179	1,864,107
CarNow Auto Receivables Trust, Series 2012-1, Class A (a) 2.090% 1/15/15	269,470	269,545
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.953% 9/15/21	223,798	225,203
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	713,626	734,655
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,300,000	1,318,400
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	34,177	34,187
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	738,215	744,319
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	138,466	139,240
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,044,304	1,046,332
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	810,000	831,434

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	$240,367	$241,439
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	703,836	704,591

		8,153,452

Commercial MBS — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	2,106,203	2,437,797
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.194% 2/10/51	2,143,000	2,570,207
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,667,549
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,519,212
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	995,050
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	50,192	51,172
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,097,065	2,183,821
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	800,000	917,744
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	590,000	688,332
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,637,201
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	1,650,000	1,822,156

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	$1,060,000	$1,092,012
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.773% 6/10/46	950,000	1,025,945
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	2,487,000	2,925,343
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	1,556,163	1,591,171
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.407% 2/15/39	1,145,000	1,267,774
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	1,017,208
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.866% 7/10/38	2,642,000	2,981,314
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	569,865
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	450,000	479,856
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,382,735
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,914,485
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.891% 6/12/46	1,305,000	1,477,547
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	1,325,000	1,523,321
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	1,048,398

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	$2,100,000	$2,377,425
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	682,759	691,063
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	880,000	1,065,024
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,086,116	2,061,760
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.539% 8/15/39	2,611,879	2,737,931
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.539% 8/15/39	975,000	1,065,598
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,920,000	2,132,394
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,416,361
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	380,734	407,257
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,387,899	1,389,203
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	797,743
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	450,000	475,305
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	698,849

		55,103,128

Home Equity ABS — 3.1%
321 Henderson Receivables,LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	382,556	421,950
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.929% 1/25/35	1,350,000	1,225,554
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	622,311	609,035

	Principal Amount	Value
Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 FRN 0.624% 6/25/35	$763,259	$713,491
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	361,937	357,300
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	441,640	438,502
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.864% 6/25/35	825,657	811,244
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.514% 2/25/36	349,586	348,704
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.654% 9/25/35	389,629	385,905
BNC Mortgage Loan Trust, Series 2007-1, Class A2 FRN 0.264% 3/25/37	928,040	922,411
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.304% 5/25/36	1,387	1,387
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	348,023	342,622
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.614% 12/25/33	249,212	249,269
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 1.000% 7/25/35	725,000	693,756
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.384% 4/25/36	105,730	105,481
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.434% 9/25/34	180,089	179,516
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.674% 12/25/35	950,000	895,222
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.694% 12/25/35	1,153,908	1,106,607
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.104% 2/25/35	541,680	427,847
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.494% 7/25/36	1,683,998	1,665,930

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Frankin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	$2,260,000	$2,140,270
First Frankin Mortgage Loan Asset-Backed Certificates, Series 2005-FF7, Class M1 FRN 0.654% 7/25/35	1,650,000	1,563,096
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	628,815	609,793
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.634% 4/25/35	548,575	514,612
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.314% 7/25/37	172,966	172,597
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.374% 8/25/36	543,931	530,159
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	467,432	466,048
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.733% 1/20/34	1,408,541	1,228,963
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.984% 12/25/32	1,288,489	1,227,199
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.484% 8/25/45	245,821	243,421
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	2,450,746	2,286,950
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.954% 2/25/35	471,811	464,470
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.999% 2/25/35	1,200,000	1,119,127
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.939% 6/28/35	1,678,837	1,581,650
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.969% 6/28/35	950,000	774,670
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class M2 FRN 0.704% 7/25/35	1,690,000	1,628,449
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.504% 6/25/35	910,421	909,244

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN 7.200% 10/25/28	$560	$595
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	337,263	327,524
Park Place Securities Inc, 2005-WCW1 A3D 0.544% 9/25/35	168,331	167,196
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	984,008	969,610
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.704% 3/25/35	836,591	808,085
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.754% 7/25/37	78,652	78,369
RAMP Series, Series 2005-EFC4, Class M1 FRN 0.614% 9/25/35	2,440,000	2,357,033
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	496,471	493,449
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.454% 1/25/36	948,983	944,004
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.564% 7/25/35	1,386,840	1,389,164
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.564% 8/25/35	825,183	818,357

		37,715,837

Other ABS — 2.5%
ARL First LLC, Series 2012-1A, Class A2 (a) 3.810% 12/15/42	730,000	764,447
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) (c) 4.000% 3/20/43	1,220,000	1,220,013
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.383% 8/18/21	573,676	565,108
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	182,745	190,427
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	997,500	1,037,567

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	$1,497,200	$1,697,940
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	848,205	875,730
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	732,667	735,451
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,277,831	2,368,769
Global SC Finance II SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	933,333	967,573
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	1,425,000	1,401,736
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	2,024,068	2,032,924
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.454% 6/02/17	1,425,000	1,452,187
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	630,000	664,392
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	2,600,000	2,600,000
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	849,631	865,194
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,069,302	1,070,723
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (d) 0.880% 6/20/14	1,175,000	1,123,417
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.703% 10/17/16	1,100,000	1,112,611
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	508,017	518,937
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	513,505	548,028
SVO VOI Mortgage Corp., Series 2012-AA, Class A (a) 2.000% 9/20/29	1,060,437	1,073,600

	Principal Amount	Value
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	$493,333	$484,918
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.603% 10/15/15	737,000	751,495
Trinity Rail Leasing LP, Series 2012-1A, Class A1 (a) 2.266% 1/15/43	686,810	699,763
Trinity Rail Leasing LP, Series 2006-1A, Class A1 (a) 5.900% 5/14/36	568,341	664,249
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	600,138	650,402
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	1,457,500	1,425,768
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	833,349	837,702

		30,401,071

Student Loans ABS — 2.2%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	414,638	404,533
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	820,000	713,057
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	1,500,000	1,290,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	1,750,000	1,732,500
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.703% 6/15/43	1,075,000	1,043,159
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	1,100,000	1,007,182
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	650,000	504,128
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.388% 8/25/25	684,070	681,021
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	1,250,000	1,160,563

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.180% 3/25/42	$800,000	$705,776
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 0.070% 1/01/44	150,000	134,537
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 0.299% 1/01/44	150,000	134,537
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 0.661% 1/01/44	150,000	134,537
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 0.938% 1/01/44	150,000	134,537
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	443,997	441,958
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.414% 4/26/27	881,110	873,677
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.004% 4/25/46	614,600	623,068
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 1.100% 3/22/32	325,000	281,446
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	1,033,935	1,024,007
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	4,270,000	4,024,631
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.604% 7/15/36	378,000	336,791
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	1,150,000	1,150,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.692% 12/15/16	1,150,000	1,150,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.693% 12/15/16	280,000	280,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.693% 12/15/16	225,000	225,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.693% 12/15/16	150,000	150,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.694% 12/15/16	$750,000	$750,000
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 1.750% 3/15/28	1,850,000	1,850,000
SLM Student Loan Trust, Series 2002-7, Class A10 2.500% 3/15/28	965,000	965,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	1,525,000	1,220,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.491% 10/28/28	315,305	314,523
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.411% 7/27/20	663,256	662,532

		26,352,700

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.127% 8/25/34	159,559	152,618
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,233,398	1,242,759
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	32,428	32,684
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	16,509	14,471
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	23,319	22,197
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	673,581	532,126
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.564% 7/25/35	401,704	387,653
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	640,710	385,960
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.534% 8/25/34	94,744	78,223

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	$185,886	$171,707
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	5,587	5,698
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	11,007	11,609
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	492	507
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	888,483	897,368
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.464% 7/25/35	304,145	297,341
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.692% 3/25/34	67,818	67,809
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.577% 4/25/44	159,188	159,596

		4,460,326

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	899,314	881,333
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	41,831	36,718

		918,051

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $157,335,649)		163,104,565

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	425,000	493,000
Colombia Government International Bond 7.375% 3/18/19	725,000	933,438
Mexico Government International Bond 4.750% 3/08/44	1,955,000	2,028,312

	Principal Amount	Value
Peruvian Government International Bond 6.550% 3/14/37	$405,000	$548,775
Poland Government International Bond 6.375% 7/15/19	690,000	847,700
Province of Quebec Canada 7.500% 9/15/29	390,000	582,007
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,538,550
Republic of Brazil International Bond 5.875% 1/15/19	876,000	1,053,390
United Mexican States 5.125% 1/15/20	850,000	995,350
United Mexican States 6.750% 9/27/34	685,000	911,050

		9,931,572

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,726,333)		9,931,572

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.8%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	156,413	181,250
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	147,045	168,260

		349,510

Pass-Through Securities — 28.8%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	23,103,154	23,759,246
Pool #G13117 3.500% 9/01/18	938,039	989,631
Pool #G11630 3.500% 6/01/19	385,835	407,055
Pool #B15080 3.500% 6/01/19	32,939	34,772
Pool #J13099 3.500% 9/01/20	891,293	940,315
Pool #J13220 3.500% 10/01/20	8,401	8,863
Pool #J13381 3.500% 11/01/20	22,153	23,371
Pool #J13349 3.500% 10/01/25	54,669	57,676
Pool #J13585 3.500% 11/01/25	68,140	71,887

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #J13604 3.500% 11/01/25	$59,629	$62,908
Pool #J13606 3.500% 11/01/25	22,050	23,263
Pool #E02779 3.500% 12/01/25	888,011	936,851
Pool #J13972 3.500% 1/01/26	201,584	212,671
Pool #G18378 3.500% 2/01/26	181,621	191,610
Pool #J14888 3.500% 4/01/26	706,444	745,298
Pool #G18392 3.500% 6/01/26	339,045	357,692
Pool #J15655 3.500% 6/01/26	227,747	240,274
Pool #E02920 3.500% 6/01/26	1,821,351	1,921,525
Pool #E02935 3.500% 7/01/26	902,925	952,586
Pool #J16354 3.500% 8/01/26	830,594	876,277
Pool #J16601 3.500% 9/01/26	22,374	23,604
Pool #J16968 3.500% 10/01/26	36,345	38,344
Pool #E04043 3.500% 8/01/27	946,776	998,849
Pool #C91344 3.500% 11/01/30	414,528	436,517
Pool #C91424 3.500% 1/01/32	280,076	295,633
Pool #G08473 3.500% 1/01/42	588,869	620,106
Pool #Q07182 3.500% 4/01/42	345,030	363,333
Pool #Q07219 3.500% 4/01/42	397,256	418,330
Pool #Q07227 3.500% 4/01/42	589,593	620,870
Pool #Q07808 3.500% 4/01/42	331,953	349,562
Pool #G08491 3.500% 5/01/42	846,364	891,261
Pool #G08495 3.500% 6/01/42	1,275,430	1,343,087
Pool #C09000 3.500% 6/01/42	2,279,778	2,400,713
Pool #Q08729 3.500% 6/01/42	795,018	837,192
Pool #Q09501 3.500% 7/01/42	397,083	418,147

	Principal Amount	Value
Pool #Q09457 3.500% 7/01/42	$844,815	$889,630
Pool #Q10944 3.500% 9/01/42	135,892	143,101
Pool #C09016 3.500% 10/01/42	179,946	189,492
Pool #Q11626 3.500% 10/01/42	250,676	263,973
Pool #G05256 4.000% 3/01/39	340,580	362,039
Pool #A93090 4.000% 7/01/40	981,127	1,042,946
Pool #A93990 4.000% 9/01/40	499,769	531,258
Pool #C03565 4.000% 12/01/40	4,005,687	4,258,077
Pool #A95563 4.000% 12/01/40	50,515	53,698
Pool #A95555 4.000% 12/01/40	1,397,462	1,485,514
Pool #A96469 4.000% 1/01/41	1,583,999	1,683,804
Pool #A97165 4.000% 1/01/41	287,585	305,705
Pool #A96849 4.000% 2/01/41	1,536,717	1,633,542
Pool #A97294 4.000% 2/01/41	57,730	61,368
Pool #A96815 4.000% 2/01/41	145,201	154,350
Pool #G08459 4.000% 9/01/41	147,178	156,452
Pool #Q03310 4.000% 9/01/41	233,754	248,482
Pool #Q03085 4.000% 9/01/41	1,184,582	1,259,220
Pool #G06782 4.000% 10/01/41	337,959	359,253
Pool #Q04350 4.000% 11/01/41	1,696,998	1,803,922
Pool #C03755 4.000% 3/01/42	3,434,488	3,650,887
Pool #G08487 4.000% 4/01/42	616,336	656,519
Pool #C91239 4.500% 3/01/29	37,350	40,373
Pool #C91251 4.500% 6/01/29	237,158	256,353
Pool #A37900 4.500% 9/01/35	1,642,038	1,758,007
Pool #G08330 4.500% 1/01/39	8,387	8,971

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #A84097 4.500% 1/01/39	$8,334	$8,915
Pool #A84432 4.500% 2/01/39	267,716	286,372
Pool #A84277 4.500% 2/01/39	8,789	9,402
Pool #G05167 4.500% 2/01/39	249,169	266,533
Pool #A84315 4.500% 2/01/39	36,074	38,588
Pool #A84999 4.500% 3/01/39	612,932	661,392
Pool #A85612 4.500% 4/01/39	233,757	250,047
Pool #G05397 4.500% 4/01/39	903,292	966,240
Pool #G05447 4.500% 5/01/39	1,538,362	1,645,567
Pool #A86399 4.500% 5/01/39	170,847	182,753
Pool #A86521 4.500% 5/01/39	957,502	1,024,228
Pool #A88967 4.500% 9/01/39	229,869	245,888
Pool #G05695 4.500% 11/01/39	605,993	648,223
Pool #A90421 4.500% 12/01/39	127,020	135,872
Pool #A90764 4.500% 1/01/40	59,691	63,851
Pool #A90988 4.500% 2/01/40	526,227	562,898
Pool #A91518 4.500% 3/01/40	75,294	80,542
Pool #G05849 4.500% 5/01/40	478,119	511,438
Pool #A92240 4.500% 5/01/40	3,438,011	3,684,044
Pool #A92893 4.500% 7/01/40	188,173	201,640
Pool #A93451 4.500% 8/01/40	2,845,328	3,048,947
Pool #A93503 4.500% 8/01/40	2,133,232	2,285,892
Pool #C03517 4.500% 9/01/40	45,465	48,719
Pool #A96834 4.500% 2/01/41	10,771	11,549
Pool #A97046 4.500% 2/01/41	46,595	49,958
Pool #A97047 4.500% 2/01/41	125,207	134,323

	Principal Amount	Value
Pool #Q00543 4.500% 5/01/41	$36,980	$39,673
Pool #Q01417 4.500% 6/01/41	639,329	685,880
Pool #G05253 5.000% 2/01/39	1,324,200	1,423,877
Pool #C90939 5.500% 12/01/25	121,368	131,438
Pool #D97258 5.500% 4/01/27	200,944	217,616
Pool #C91026 5.500% 4/01/27	243,444	263,643
Pool #C91074 5.500% 8/01/27	22,390	24,247
Pool #D97417 5.500% 10/01/27	213,849	231,592
Pool #C91128 5.500% 12/01/27	10,538	11,413
Pool #C91148 5.500% 1/01/28	426,418	461,798
Pool #C91176 5.500% 5/01/28	167,508	181,615
Pool #C91217 5.500% 11/01/28	90,157	97,750
Pool #E85389 6.000% 9/01/16	25,261	26,906
Pool #G11431 6.000% 2/01/18	20,229	21,740
Pool #E85409 6.500% 9/01/16	66,765	71,504
Pool #E85301 6.500% 9/01/16	72,917	78,315
Pool #E85032 6.500% 9/01/16	9,865	10,497
Pool #C01079 7.500% 10/01/30	5,129	5,996
Pool #C01135 7.500% 2/01/31	15,061	17,595
Pool #554904 9.000% 3/01/17	84	84
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	408,851	432,751
Pool #888586 2.369% 10/01/34	432,342	458,948
Pool #AK6980 2.500% 3/01/27	529,974	550,221
Pool #AB4992 2.500% 4/01/27	338,089	351,005
Pool #AK9666 2.500% 5/01/27	831,162	862,915
Pool #AO4073 2.500% 5/01/27	515,871	535,579

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO6279 2.500% 6/01/27	$755,375	$784,232
Pool #AO7636 2.500% 6/01/27	1,030,492	1,069,860
Pool #AP2519 2.500% 7/01/27	359,836	373,583
Pool #AP2894 2.500% 8/01/27	401,892	417,246
Pool #AP2899 2.500% 8/01/27	193,307	200,692
Pool #AP3204 2.500% 8/01/27	480,147	498,490
Pool #AO0483 2.500% 9/01/27	2,816,232	2,923,821
Pool #AP2917 2.500% 9/01/27	400,751	416,061
Pool #AP2686 2.500% 9/01/27	1,396,505	1,449,856
Pool #AQ4772 2.500% 12/01/27	490,915	509,669
Pool #AB7143 2.500% 12/01/27	487,086	505,694
Pool #775539 2.662% 5/01/34	201,642	212,067
Pool #890328 3.000% 9/01/20	2,699,579	2,840,358
Pool #AB3067 3.000% 6/01/21	191,507	201,973
Pool #AB3212 3.000% 7/01/21	80,657	85,065
Pool #MA0833 3.000% 8/01/21	19,429	20,490
Pool #MA0865 3.000% 10/01/21	155,106	163,582
Pool #AL2979 3.000% 10/01/22	1,049,405	1,108,393
Pool #AE0639 3.000% 12/01/25	1,841,203	1,937,219
Pool #AJ5336 3.000% 11/01/26	2,206,221	2,321,271
Pool #AJ9580 3.000% 2/01/27	147,686	155,388
Pool #AL1382 3.000% 2/01/27	893,831	940,443
Pool #AB4569 3.000% 3/01/27	570,210	602,885
Pool #AK5904 3.000% 4/01/27	730,567	768,665
Pool #AK6881 3.000% 4/01/27	3,751,753	3,952,091
Pool #AB4998 3.000% 4/01/27	239,677	252,475

	Principal Amount	Value
Pool #AB5237 3.000% 5/01/27	$102,529	$108,004
Pool #AB5445 3.000% 6/01/27	184,327	194,169
Pool #AB5717 3.000% 7/01/27	225,086	237,387
Pool #MA1145 3.000% 8/01/27	564,423	595,267
Pool #AB5772 3.000% 8/01/27	121,939	128,603
Pool #AP9879 3.000% 10/01/27	975,087	1,027,155
Pool #AB5461 3.000% 6/01/42	31,424	32,429
Pool #AP4398 3.000% 9/01/42	7,784,212	8,032,942
Pool #AP4786 3.000% 9/01/42	926,290	955,887
Pool #AP7553 3.000% 9/01/42	762,347	786,706
Pool #AO8180 3.000% 9/01/42	65,078	67,158
Pool #AO3259 3.000% 10/01/42	967,098	998,000
Pool #AB7401 3.000% 12/01/42	293,973	303,366
Pool #AB7397 3.000% 12/01/42	295,859	305,312
Pool #AR1975 3.000% 12/01/42	81,676	84,286
Pool #AP8668 3.000% 12/01/42	346,681	357,758
Pool #AQ9323 3.000% 1/01/43	7,752,685	8,000,407
Pool #AR0306 3.000% 1/01/43	547,492	564,986
Pool #AR5391 3.000% 1/01/43	216,541	223,460
Pool #AR4865 3.000% 1/01/43	1,297,309	1,338,762
Pool #AL3215 3.000% 2/01/43	273,945	282,699
Pool #AR4109 3.000% 2/01/43	233,184	240,635
Pool #AR4432 3.000% 3/01/43	99,051	102,216
Pool #AR5801 3.000% 3/01/43	1,851,635	1,910,800
Pool #AR9706 3.000% 3/01/43	766,816	791,318
Pool #AT0169 3.000% 3/01/43	500,000	515,977

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1368 3.000% 3/01/43	$509,514	$525,794
Pool #AB8809 3.000% 3/01/43	147,027	151,725
Pool #AR2174 3.000% 4/01/43	500,050	516,028
Pool #MA0504 3.500% 8/01/20	514,570	545,524
Pool #MA0629 3.500% 1/01/21	77,140	81,780
Pool #AB1485 3.500% 9/01/30	208,600	220,350
Pool #AJ3722 3.500% 12/01/31	425,567	449,538
Pool #MA1084 3.500% 6/01/32	10,308,161	10,940,341
Pool #AB6353 3.500% 10/01/32	10,837,821	11,502,484
Pool #AA3980 4.500% 4/01/28	398,976	429,663
Pool #836283 5.000% 10/01/35	274,896	297,940
Pool #735925 5.000% 10/01/35	7,679,833	8,335,619
Pool #745275 5.000% 2/01/36	25,619,662	27,767,310
Pool #745515 5.000% 5/01/36	5,865,305	6,356,983
Pool #867439 5.000% 5/01/36	327,736	354,903
Pool #889525 5.000% 5/01/36	15,437	16,755
Pool #889582 5.000% 12/01/36	569,351	617,078
Pool #914072 5.000% 3/01/37	519,865	562,957
Pool #256822 5.000% 7/01/37	340,382	368,597
Pool #888565 5.000% 7/01/37	767,144	830,733
Pool #933119 5.000% 1/01/38	871,603	943,851
Pool #975213 5.000% 3/01/38	542,953	587,959
Pool #973288 5.000% 3/01/38	462,645	500,994
Pool #933700 5.000% 3/01/38	14,727	15,948
Pool #983077 5.000% 5/01/38	431,499	467,266
Pool #933806 5.000% 5/01/38	1,058,712	1,146,469

	Principal Amount	Value
Pool #975097 5.000% 6/01/38	$80,105	$86,745
Pool #995245 5.000% 1/01/39	2,980,309	3,227,349
Pool #255148 5.500% 2/01/14	332	354
Pool #256153 5.500% 3/01/26	8,086	8,808
Pool #256600 5.500% 2/01/27	932,487	1,020,418
Pool #256676 5.500% 4/01/27	840,165	915,189
Pool #AD0836 5.500% 11/01/28	457,073	497,888
Pool #687984 5.500% 3/01/33	3,232	3,566
Pool #695208 5.500% 3/01/33	758,246	836,536
Pool #985612 5.500% 5/01/33	291,129	321,129
Pool #555876 5.500% 10/01/33	8,388	9,252
Pool #985615 5.500% 4/01/34	4,105,971	4,529,079
Pool #777124 5.500% 4/01/34	24,196	26,659
Pool #AD0227 5.500% 5/01/34	6,898	7,609
Pool #796821 5.500% 9/01/34	38,614	42,520
Pool #842123 5.500% 10/01/35	23,971	26,291
Pool #891435 5.500% 3/01/36	198,641	217,868
Pool #745339 5.500% 3/01/36	52,636	57,731
Pool #831750 5.500% 9/01/36	240,997	262,517
Pool #745946 5.500% 11/01/36	347,758	378,812
Pool #903812 5.500% 12/01/36	58,055	63,239
Pool #899170 5.500% 2/01/37	54,388	59,245
Pool #888129 5.500% 2/01/37	66,482	72,418
Pool #915674 5.500% 3/01/37	73,598	80,170
Pool #914752 5.500% 4/01/37	22,225	24,210
Pool #190379 5.500% 5/01/37	203,687	221,876

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #918298 5.500% 5/01/37	$21,757	$23,700
Pool #899588 5.500% 6/01/37	145,554	158,552
Pool #918554 5.500% 6/01/37	36,252	39,490
Pool #928381 5.500% 6/01/37	64,470	70,297
Pool #928475 5.500% 6/01/37	63,067	68,699
Pool #937392 5.500% 6/01/37	224,713	244,779
Pool #967740 5.500% 7/01/37	16,480	17,951
Pool #256799 5.500% 7/01/37	27,614	30,080
Pool #944501 5.500% 7/01/37	42,606	46,411
Pool #938072 5.500% 7/01/37	67,123	73,116
Pool #942290 5.500% 8/01/37	4,625	5,038
Pool #949707 5.500% 9/01/37	119,470	130,138
Pool #954870 5.500% 11/01/37	377,608	411,328
Pool #961567 5.500% 2/01/38	50,574	55,090
Pool #961589 5.500% 2/01/38	12,930	14,085
Pool #968048 5.500% 2/01/38	72,307	78,763
Pool #889310 5.500% 3/01/38	194,330	211,925
Pool #929318 5.500% 3/01/38	47,112	51,348
Pool #889253 5.500% 3/01/38	583,186	635,263
Pool #975782 5.500% 4/01/38	58,403	63,764
Pool #933731 5.500% 4/01/38	938,069	1,021,836
Pool #995048 5.500% 5/01/38	36,139	39,366
Pool #975123 5.500% 5/01/38	48,981	53,355
Pool #889572 5.500% 6/01/38	8,922	9,719
Pool #929637 5.500% 6/01/38	3,697	4,027
Pool #995018 5.500% 6/01/38	5,927	6,456

	Principal Amount	Value
Pool #889996 5.500% 6/01/38	$607,914	$662,199
Pool #986761 5.500% 7/01/38	96,726	105,514
Pool #889729 5.500% 7/01/38	4,322	4,708
Pool #995072 5.500% 8/01/38	58,670	64,001
Pool #257306 5.500% 8/01/38	59,636	64,962
Pool #929916 5.500% 9/01/38	143,261	158,382
Pool #889995 5.500% 9/01/38	32,440	35,337
Pool #889982 5.500% 11/01/38	87,553	95,372
Pool #993084 5.500% 12/01/38	163,938	178,628
Pool #AB0194 5.500% 1/01/39	15,935	17,358
Pool #AE0392 5.500% 12/01/39	150,285	163,705
Pool #AL0484 5.500% 5/01/40	107,453	117,048
Pool #890386 5.500% 6/01/40	359,524	391,628
Pool #AL0414 5.500% 9/01/40	808,708	880,924
Pool #587994 6.000% 6/01/16	10,848	11,513
Pool #251586 6.000% 12/01/17	138	151
Pool #846572 6.000% 12/01/35	11,838	13,013
Pool #866958 6.000% 2/01/36	600,518	660,101
Pool #867015 6.000% 3/01/36	50,631	55,576
Pool #882535 6.000% 5/01/36	1,052,039	1,154,777
Pool #887398 6.000% 7/01/36	771,789	847,641
Pool #892566 6.000% 7/01/36	392,890	431,258
Pool #895096 6.000% 8/01/36	283,141	310,349
Pool #831812 6.000% 9/01/36	61,455	67,495
Pool #745885 6.000% 10/01/36	14,501	15,918
Pool #888128 6.000% 1/01/37	12,243	13,427

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #905108 6.000% 1/01/37	$1,286,423	$1,409,639
Pool #909670 6.000% 2/01/37	100,767	110,418
Pool #941274 6.000% 7/01/37	13,811	15,130
Pool #945841 6.000% 8/01/37	196,487	215,245
Pool #945829 6.000% 8/01/37	106,987	117,201
Pool #948712 6.000% 8/01/37	104,862	114,873
Pool #946811 6.000% 9/01/37	80,414	88,091
Pool #959997 6.000% 11/01/37	629,004	689,840
Pool #960140 6.000% 11/01/37	254,187	278,612
Pool #967265 6.000% 11/01/37	173,826	190,367
Pool #966279 6.000% 12/01/37	83,136	91,436
Pool #956069 6.000% 12/01/37	51,838	56,771
Pool #966659 6.000% 12/01/37	606,550	667,110
Pool #966851 6.000% 12/01/37	365,101	399,843
Pool #889108 6.000% 2/01/38	640,986	701,980
Pool #971831 6.000% 2/01/38	353,252	386,866
Pool #972305 6.000% 2/01/38	369,502	404,662
Pool #933857 6.000% 5/01/38	355,027	388,810
Pool #982665 6.000% 7/01/38	112,170	122,844
Pool #987784 6.000% 8/01/38	161,357	176,685
Pool #988043 6.000% 8/01/38	107,562	117,798
Pool #934427 6.000% 9/01/38	277,975	304,382
Pool #965365 6.000% 10/01/38	140,057	153,362
Pool #991860 6.000% 10/01/38	53,827	58,941
Pool #992231 6.000% 11/01/38	16,438	17,999
Pool #992621 6.000% 11/01/38	11,612	12,715

	Principal Amount	Value
Pool #935206 6.000% 4/01/39	$79,093	$86,569
Pool #AE0682 6.000% 4/01/39	165,258	180,984
Pool #253880 6.500% 7/01/16	34,651	36,915
Pool #575667 7.000% 3/01/31	31,251	36,207
Pool #572577 7.000% 4/01/31	9,982	11,560
Pool #497120 7.500% 8/01/29	405	473
Pool #529453 7.500% 1/01/30	3,292	3,853
Pool #531196 7.500% 2/01/30	709	830
Pool #532418 7.500% 2/01/30	5,115	5,987
Pool #530299 7.500% 3/01/30	2,125	2,485
Pool #536386 7.500% 4/01/30	594	695
Pool #535996 7.500% 6/01/31	19,141	22,388
Pool #523499 8.000% 11/01/29	1,703	2,014
Pool #252926 8.000% 12/01/29	638	760
Pool #532819 8.000% 3/01/30	230	274
Pool #537033 8.000% 4/01/30	4,986	5,958
Pool #534703 8.000% 5/01/30	3,484	4,153
Pool #253437 8.000% 9/01/30	387	462
Pool #253481 8.000% 10/01/30	229	273
Pool #602008 8.000% 8/01/31	12,217	14,595
Pool #190317 8.000% 8/01/31	9,349	11,144
Pool #596656 8.000% 8/01/31	4,088	4,714
Pool #597220 8.000% 9/01/31	7,700	9,216
Government National Mortgage Association
Pool #008746 1.625% 11/20/25	9,857	10,199
Pool #080136 1.625% 11/20/27	1,837	1,910

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #82488 3.000% 3/20/40	$1,571,993	$1,641,189
Pool #515963 3.000% 11/15/41	473,517	495,491
Pool #711406 3.000% 3/15/42	3,890,120	4,070,646
Pool #779084 3.000% 4/15/42	485,531	508,063
Pool #798393 3.000% 4/15/42	294,129	307,962
Pool #MA0462 3.500% 10/20/42	22,799,994	24,404,899
Pool #748511 4.000% 9/15/40	99,768	109,157
Pool #737551 4.000% 10/15/40	31,953	34,900
Pool #763488 4.000% 3/15/41	172,594	190,453
Pool #738123 4.000% 3/15/41	776,574	848,195
Pool #758466 4.000% 6/15/41	280,424	305,760
Pool #729350 4.000% 7/15/41	701,674	765,071
Pool #773043 4.000% 7/15/41	28,972	31,590
Pool #738711 4.000% 9/15/41	393,794	429,374
Pool #738904 4.000% 10/15/41	902,316	983,842
Pool #771462 4.000% 11/15/41	25,895	28,235
Pool #771456 4.000% 11/15/41	203,827	222,243
Pool #778693 4.000% 12/15/41	935,804	1,020,356
Pool #778100 4.000% 12/15/41	208,232	227,046
Pool #AA7922 4.000% 7/15/42	23,404	25,518
Pool #594730 4.500% 9/15/33	8,185	8,972
Pool #781936 4.500% 6/15/35	475,719	522,250
Pool #642419 4.500% 11/15/35	49,802	54,588
Pool #487782 4.500% 3/15/39	623,796	681,789
Pool #698396 4.500% 7/15/39	3,042,731	3,346,528
Pool #711075 4.500% 1/15/40	288,487	317,291

	Principal Amount	Value
Pool #728627 4.500% 1/15/40	$1,757,931	$1,933,449
Pool #727380 4.500% 5/15/40	640,554	704,509
Pool #737269 4.500% 5/15/40	10,710,691	11,780,088
Pool #741032 4.500% 8/15/40	417,306	458,971
Pool #738015 4.500% 2/15/41	1,676,031	1,838,135
Pool #783276 4.500% 3/15/41	669,838	734,624
Pool #749757 4.500% 5/15/41	504,301	551,186
Pool #734437 4.500% 5/15/41	86,481	94,521
Pool #765337 4.500% 6/15/41	1,290,613	1,410,600
Pool #750620 4.500% 10/15/41	96,603	105,584
Pool #598726 5.000% 7/15/33	26,668	29,142
Pool #615654 5.000% 10/15/33	7,663	8,381
Pool #538719 5.000% 5/15/35	19,157	20,928
Pool #644753 5.000% 5/15/35	18,344	20,041
Pool #550656 5.000% 9/15/35	178,284	194,769
Pool #646088 5.000% 12/15/36	3,765	4,103
Pool #688451 5.000% 5/15/38	9,148	9,949
Pool #782562 5.000% 2/15/39	6,738,378	7,335,093
Pool #697850 5.000% 2/15/39	2,527,678	2,748,356
Pool #697944 5.000% 3/15/39	82,082	89,249
Pool #782635 5.000% 4/15/39	870,665	947,767
Pool #723354 5.000% 9/15/39	188,326	208,063
Pool #723434 5.000% 11/15/39	363,947	402,090
Pool #737037 5.000% 2/15/40	1,462,583	1,615,869
Pool #705143 5.000% 6/15/40	291,007	321,505
Pool #739708 5.000% 7/15/40	745,097	823,186

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #369261 6.000% 12/15/23	$1,634	$1,840
Pool #544462 6.000% 4/15/31	1,031	1,183
Pool #781607 6.000% 3/15/33	73,699	85,265
Pool #617089 6.000% 5/15/36	570,034	644,316
Pool #656064 6.000% 7/15/36	625,592	707,115
Pool #544307 6.000% 12/15/36	574,912	648,572
Pool #671007 6.000% 8/15/37	114,345	128,888
Pool #668589 6.000% 9/15/37	551,988	622,195
Pool #683864 6.000% 2/15/38	123,264	138,903
Pool #699657 6.000% 10/15/38	39,589	44,575
Pool #704054 6.000% 11/15/38	73,460	82,712
Pool #748546 6.000% 11/15/38	116,084	130,776
Pool #646744 6.000% 3/15/39	96,597	108,763
Pool #719899 6.000% 8/15/39	75,307	85,356
Pool #371146 7.000% 9/15/23	1,182	1,344
Pool #352022 7.000% 11/15/23	19,395	22,059
Pool #374440 7.000% 11/15/23	1,580	1,800
Pool #491089 7.000% 12/15/28	36,414	42,266
Pool #483598 7.000% 1/15/29	5,323	6,152
Pool #480539 7.000% 4/15/29	578	673
Pool #478658 7.000% 5/15/29	8,385	9,771
Pool #488634 7.000% 5/15/29	3,034	3,529
Pool #500928 7.000% 5/15/29	7,060	8,187
Pool #509546 7.000% 6/15/29	6,145	7,167
Pool #498541 7.000% 6/15/29	2,916	2,991
Pool #508655 7.000% 7/15/29	177	207

	Principal Amount	Value
Pool #510083 7.000% 7/15/29	$3,061	$3,553
Pool #499410 7.000% 7/15/29	1,610	1,878
Pool #516706 7.000% 8/15/29	221	248
Pool #493723 7.000% 8/15/29	14,076	16,415
Pool #507093 7.000% 8/15/29	1,655	1,931
Pool #505558 7.000% 9/15/29	2,718	3,166
Pool #581417 7.000% 7/15/32	40,028	46,737
Pool #591581 7.000% 8/15/32	16,654	19,474
Pool #210946 7.500% 3/15/17	5,619	6,138
Pool #203940 7.500% 4/15/17	7,646	8,309
Pool #193870 7.500% 5/15/17	6,479	7,086
Pool #181168 7.500% 5/15/17	5,280	5,775
Pool #192796 7.500% 6/15/17	956	1,041
Pool #226163 7.500% 7/15/17	10,599	11,620
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	1,918,065	2,028,874
Government National Mortgage Association TBA Pool #1235 4.000% 3/01/41 (c)	17,600,000	19,043,749

		349,349,963

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $348,070,806)		349,699,473

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds & Notes — 13.2%
U.S. Treasury Bond 2.750% 8/15/42	10,965,000	10,173,250
U.S. Treasury Bond 3.125% 11/15/41	13,805,000	13,888,316
U.S. Treasury Bond 3.500% 2/15/39	1,930,000	2,098,573
U.S. Treasury Bond (e) 4.500% 2/15/36	18,080,000	22,964,424

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.250% 9/15/15	$22,200,000	$22,168,565
U.S. Treasury Note 0.375% 2/15/16	4,200,000	4,202,707
U.S. Treasury Note (e) (f) 0.625% 9/30/17	31,320,000	31,259,133
U.S. Treasury Note 1.500% 8/31/18	28,600,000	29,567,484
U.S. Treasury Note 1.625% 8/15/22	23,700,000	23,394,028
U.S. Treasury Note (f) 1.875% 9/30/17	320,000	337,181

		160,053,661

TOTAL U.S. TREASURY OBLIGATIONS (Cost $160,093,645)		160,053,661

TOTAL BONDS & NOTES (Cost $1,121,192,998)		1,163,243,257

TOTAL LONG-TERM INVESTMENTS (Cost $1,123,567,998)		1,165,730,357

SHORT-TERM INVESTMENTS — 1.8%
Commercial Paper — 1.8%
Apache Corp. (a) 0.304% 4/02/13	15,000,000	14,999,499
Avery Dennison Corp. (a) 0.270% 4/01/13	6,815,000	6,814,847

		21,814,346

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	94,590	94,590

TOTAL SHORT-TERM INVESTMENTS (Cost $21,908,936)		21,908,936

TOTAL INVESTMENTS — 97.7% (Cost $1,145,476,934) (g)		1,187,639,293

Other Assets/(Liabilities) — 2.3%		27,939,656

NET ASSETS — 100.0%		$1,215,578,949

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $150,132,937 or 12.35% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $58,480 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $1,123,417 or 0.09% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.7%
Commercial Paper — 79.3%
7-Eleven (a) 0.150% 4/12/13	$2,000,000	$1,999,883
7-Eleven (a) 0.130% 4/19/13	3,725,000	3,724,718
7-Eleven (a) 0.132% 4/19/13	1,500,000	1,499,886
Air Products & Chemicals, Inc. (a) 0.131% 4/01/13	2,750,000	2,749,970
Air Products & Chemicals, Inc. (a) 0.140% 4/15/13	4,250,000	4,249,719
American Honda Finance Corp. 0.111% 4/08/13	7,250,000	7,249,778
Anheuser-Busch InBev Worldwide, Inc. (a) 0.172% 4/26/13	7,250,000	7,249,041
AstraZeneca PLC (a) 0.131% 5/13/13	7,250,000	7,248,822
Baker Hughes, Inc. (a) 0.170% 6/07/13	6,000,000	5,998,017
Bank of Nova Scotia 0.200% 6/18/13	3,250,000	3,248,538
Bank of Nova Scotia 0.460% 9/16/13	4,000,000	4,004,298
Basin Electric Power Cooperative (a) 0.142% 4/02/13	2,300,000	2,299,964
Basin Electric Power Cooperative (a) 0.121% 5/08/13	5,000,000	4,999,333
BMW US Capital LLC (a) 0.170% 4/02/13	992,000	991,981
BMW US Capital LLC (a) 0.131% 4/08/13	5,000,000	4,999,819
BMW US Capital LLC (a) 0.160% 4/11/13	1,000,000	999,942
BP Capital Markets PLC (a) 0.162% 4/03/13	1,000,000	999,978
Cargill Global Funding PLC (a) 0.121% 4/10/13	5,000,000	4,999,800
Caterpillar Financial Services Co. 0.120% 5/24/13	6,000,000	5,998,880
Caterpillar Financial Services Co. 0.122% 5/24/13	1,200,000	1,199,776
Coca-Cola Co. (a) 0.131% 4/18/13	2,700,000	2,699,805
Coca-Cola Co. (a) 0.142% 6/06/13	4,500,000	4,498,793
Commonwealth Bank of Australia (a) 0.182% 5/21/13	2,750,000	2,749,271
Commonwealth Bank of Australia (a) 0.180% 5/31/13	4,500,000	4,498,583
Dover Corp. (a) 0.120% 4/04/13	3,000,000	2,999,940

	Principal Amount	Value
Export-Import Bank of Korea 0.240% 5/14/13	$4,000,000	$3,998,773
General Electric Capital Corp. 0.111% 5/21/13	7,250,000	7,248,826
Google, Inc. (a) 0.091% 4/04/13	1,400,000	1,399,979
Google, Inc. (a) 0.160% 7/09/13	5,000,000	4,997,733
Henkel Corp. (a) 0.130% 4/11/13	4,000,000	3,999,812
John Deere Capital Corp. (a) 0.120% 4/22/13	2,800,000	2,799,776
John Deere Capital Corp. (a) 0.122% 4/22/13	4,700,000	4,699,624
Merck & Co., Inc. (a) 0.121% 5/14/13	1,500,000	1,499,770
Merck & Co., Inc. (a) 0.121% 5/16/13	5,550,000	5,549,112
National Rural Utilities Cooperative Finance Corp. 0.140% 4/17/13	7,250,000	7,249,464
Nestle Capital Corp. (a) 0.213% 5/20/13	4,200,000	4,198,726
Nestle Capital Corp. (a) 0.230% 5/20/13	500,000	499,834
Nestle Capital Corp. (a) 0.254% 5/20/13	743,000	742,732
Nestle Capital Corp. (a) 0.170% 8/13/13	1,500,000	1,499,030
NSTAR Electric Co. 0.230% 4/03/13	1,250,000	1,249,960
NSTAR Electric Co. 0.230% 4/04/13	6,000,000	5,999,770
Paccar Financial Corp. 0.172% 4/04/13	5,250,000	5,249,851
Paccar Financial Corp. 0.142% 5/09/13	2,000,000	1,999,681
Parker Hannifin Corp. (a) 0.170% 6/10/13	7,250,000	7,247,501
Precision Castparts Corp. (a) 0.152% 4/11/13	7,250,000	7,249,607
Reckitt Benckiser Treasury Services PLC (a) 0.152% 4/02/13	600,000	599,990
Reckitt Benckiser Treasury Services PLC (a) 0.142% 5/10/13	5,600,000	5,599,085
Reckitt Benckiser Treasury Services PLC (a) 0.160% 5/17/13	1,000,000	999,782
Roche Holding, Inc. (a) 0.120% 4/09/13	5,000,000	4,999,817

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roche Holding, Inc. (a) 0.111% 4/15/13	$2,500,000	$2,499,870
Rockwell Automation, Inc. (a) 0.182% 4/08/13	7,000,000	6,999,650
Union Bank NA 0.110% 5/01/13	2,250,000	2,249,773
Union Bank NA 0.200% 7/15/13	5,000,000	4,997,000
United Healthcare Co. (a) 0.200% 4/01/13	2,250,000	2,249,963
United Healthcare Co. (a) 0.274% 4/01/13	5,000,000	4,999,888
Wal-Mart Stores, Inc. (a) 0.121% 6/19/13	7,000,000	6,998,087
Walt Disney Co. (a) 0.101% 5/23/13	4,500,000	4,499,313
Wisconsin Gas Co. 0.182% 4/03/13	2,250,000	2,249,944
Wisconsin Gas Co. 0.202% 4/04/13	5,000,000	4,999,833

		228,480,091

Corporate Debt — 2.2%
Berkshire Hathaway Finance Corp. FRN 0.635% 1/10/14	2,000,000	2,006,374
Procter & Gamble Co., The FRN 0.215% 2/06/14	4,250,000	4,249,664

		6,256,038

Discount Notes — 8.9%
Federal Farm Credit Discount Notes 0.180% 6/14/13	450,000	449,827
Federal Home Loan Bank Discount Notes 0.080% 4/03/13	2,700,000	2,699,970
Federal Home Loan Bank Discount Notes 0.085% 5/08/13	675,000	674,936
Federal Home Loan Bank Discount Notes 0.095% 4/12/13	1,200,000	1,199,956
Federal Home Loan Bank Discount Notes 0.110% 5/08/13	1,200,000	1,199,853
Federal Home Loan Bank Discount Notes 0.130% 4/17/13	1,300,000	1,299,911
Federal Home Loan Bank Discount Notes 0.140% 6/28/13	750,000	749,735
Federal Home Loan Bank Discount Notes 0.163% 4/24/13	1,995,000	1,994,765

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.165% 6/28/13	$875,000	$874,635
Federal Home Loan Mortgage Corp. 0.095% 4/09/13	1,900,000	1,899,945
Federal Home Loan Mortgage Corp. 0.115% 5/13/13	3,000,000	2,999,569
Federal Home Loan Mortgage Corp. 0.130% 5/20/13	5,000,000	4,999,061
Federal National Mortgage Association 0.080% 5/08/13	3,000,000	2,999,733
Federal National Mortgage Association 0.110% 5/22/13	1,300,000	1,299,785
Federal National Mortgage Association 0.140% 7/17/13	290,000	289,876

		25,631,557

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	9,010	9,010

U.S. Government Obligations — 6.8%
U.S. Treasury Note 0.125% 8/31/13	3,625,000	3,624,651
U.S. Treasury Note 0.375% 6/30/13	2,550,000	2,551,374
U.S. Treasury Note 0.500% 5/31/13	3,475,000	3,476,976
U.S. Treasury Note 0.500% 10/15/13	2,000,000	2,003,658
U.S. Treasury Note 0.625% 4/30/13	3,765,000	3,766,525
U.S. Treasury Note 0.750% 9/15/13	2,800,000	2,807,877
U.S. Treasury Note 1.750% 1/31/14	1,500,000	1,520,152

		19,751,213

U.S. Treasury Bills — 1.5%
U.S. Treasury Bills 0.102% 8/01/13	800,000	799,717
U.S. Treasury Bills 0.107% 8/01/13	3,425,000	3,423,727

		4,223,444

TOTAL SHORT-TERM INVESTMENTS (Cost $284,351,466)		284,351,353

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 98.7%
(Cost $284,351,466) (b)	$284,351,353

Other Assets/(Liabilities) — 1.3%	3,756,122

NET ASSETS — 100.0%	$288,107,475

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $159,285,946 or 55.29% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 67.5%

CORPORATE DEBT — 38.6%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$610,000	$669,666

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	206,878

Airlines — 0.0%
United Air Lines, Inc. (a) 10.110% 2/19/49	8,516	3,726

Auto Manufacturers — 0.4%
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	814,531

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	356,000	396,940

Banks — 1.9%
Associated Banc-Corp. 1.875% 3/12/14	115,000	115,508
Capital One Financial Corp. 2.125% 7/15/14	150,000	152,346
Capital One Financial Corp. 7.375% 5/23/14	85,000	91,245
First Horizon National Corp. 5.375% 12/15/15	390,000	424,244
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,530,000	1,625,162
Regions Financial Corp. 4.875% 4/26/13	500,000	500,750
Regions Financial Corp. 5.750% 6/15/15	515,000	558,827
Wells Fargo & Co. 3.625% 4/15/15	210,000	222,002

		3,690,084

Beverages — 0.4%
Constellation Brands, Inc. 8.375% 12/15/14	635,000	702,469

Building Materials — 1.7%
CRH America, Inc. 5.300% 10/15/13	750,000	767,276
Lafarge North America, Inc. 6.875% 7/15/13	500,000	508,000
Lafarge SA (b) 6.200% 7/09/15	400,000	428,000
Masco Corp. 4.800% 6/15/15	490,000	515,978

	Principal Amount	Value
Masco Corp. 7.125% 8/15/13	$160,000	$163,239
Owens Corning 6.500% 12/01/16	675,000	759,947

		3,142,440

Chemicals — 1.8%
Cabot Corp. 5.000% 10/01/16	330,000	367,341
Incitec Pivot Ltd. (b) 4.000% 12/07/15	1,090,000	1,141,621
LyondellBasell Industries NV 5.000% 4/15/19	200,000	226,000
RPM International, Inc. 6.125% 10/15/19	300,000	352,230
RPM International, Inc. 6.250% 12/15/13	825,000	853,664
Yara International ASA (b) 5.250% 12/15/14	365,000	389,501

		3,330,357

Commercial Services — 0.7%
Brambles USA, Inc. (b) 3.950% 4/01/15	265,000	276,665
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	180,000	184,950
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	45,000	47,756
Equifax, Inc. 4.450% 12/01/14	825,000	868,592

		1,377,963

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	415,000	444,803
Hewlett-Packard Co. 2.125% 9/13/15	135,000	136,867
Hewlett-Packard Co. 2.200% 12/01/15	175,000	178,431

		760,101

Distribution & Wholesale — 0.3%
Arrow Electronics, Inc. 3.375% 11/01/15	345,000	358,216
Arrow Electronics, Inc. 3.000% 3/01/18	105,000	105,931
Arrow Electronics, Inc. 4.500% 3/01/23	85,000	85,735

		549,882

Diversified Financial — 6.2%
Citigroup, Inc. 5.500% 10/15/14	115,000	122,716

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$860,000	$921,637
CNH Capital LLC 3.875% 11/01/15	150,000	153,750
ERAC USA Finance LLC (b) 5.900% 11/15/15	1,000,000	1,120,811
Ford Motor Credit Co. 12.000% 5/15/15	215,000	259,752
Ford Motor Credit Co. LLC 2.750% 5/15/15	250,000	255,191
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	205,116
Ford Motor Credit Co. LLC 3.875% 1/15/15	455,000	473,002
Ford Motor Credit Co. LLC 8.700% 10/01/14	425,000	469,477
The Goldman Sachs Group, Inc. 1.600% 11/23/15	230,000	232,106
The Goldman Sachs Group, Inc. 5.150% 1/15/14	695,000	719,337
Hyundai Capital America (b) 3.750% 4/06/16	875,000	928,035
International Lease Finance Corp. 3.875% 4/15/18	100,000	99,750
International Lease Finance Corp. 5.625% 9/20/13	75,000	76,312
International Lease Finance Corp. 5.750% 5/15/16	295,000	318,600
Janus Capital Group, Inc. 6.700% 6/15/17	400,000	457,887
JP Morgan Chase & Co. 3.450% 3/01/16	890,000	946,218
JPMorgan Chase & Co. 5.125% 9/15/14	885,000	938,794
Lazard Group LLC 7.125% 5/15/15	752,000	831,859
Merrill Lynch & Co., Inc. 6.050% 5/16/16	750,000	833,836
Morgan Stanley 2.875% 7/28/14	750,000	766,528
Morgan Stanley 4.200% 11/20/14	335,000	350,642
Morgan Stanley 6.000% 4/28/15	175,000	190,625

		11,671,981

Electric — 2.0%
Ameren Corp. 8.875% 5/15/14	1,256,000	1,356,161
CMS Energy Corp. 2.750% 5/15/14	725,000	737,017
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	340,200

	Principal Amount	Value
Ipalco Enterprises, Inc. (b) 7.250% 4/01/16	$1,110,000	$1,245,975
Kansas Gas & Electric Co. 5.647% 3/29/21	42,961	47,994

		3,727,347

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	115,000	122,188
Energizer Holdings, Inc. 4.700% 5/24/22	185,000	196,881

		319,069

Electronics — 0.7%
Avnet, Inc. 5.875% 3/15/14	845,000	882,395
Avnet, Inc. 6.625% 9/15/16	220,000	250,174
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	166,931

		1,299,500

Engineering & Construction — 0.1%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	205,938

Foods — 0.6%
Safeway, Inc. 5.625% 8/15/14	145,000	153,677
TreeHouse Foods, Inc. 7.750% 3/01/18	325,000	352,219
Tyson Foods, Inc. 6.600% 4/01/16	510,000	584,203

		1,090,099

Forest Products & Paper — 0.2%
Domtar Corp. 7.125% 8/15/15	280,000	311,100

Gas — 0.1%
Southern Union Co. VRN 3.316% 11/01/66	200,000	175,500

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	100,000	99,969

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	500,000	530,426

Holding Company – Diversified — 0.5%
Leucadia National Corp. 7.750% 8/15/13	320,000	326,800
Leucadia National Corp. 8.125% 9/15/15	500,000	566,875

		893,675

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.2%
Sealy Mattress Co. (b) 10.875% 4/15/16	$372,000	$393,394
Whirlpool Corp. 8.600% 5/01/14	40,000	43,229

		436,623

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	115,000	117,001

Insurance — 1.0%
American International Group, Inc. 3.000% 3/20/15	800,000	829,988
American International Group, Inc. 3.650% 1/15/14	50,000	51,166
Genworth Financial, Inc. 5.750% 6/15/14	850,000	891,249
Prudential Financial, Inc. 3.875% 1/14/15	115,000	120,995

		1,893,398

Investment Companies — 0.2%
Xstrata Finance Canada (b) 1.800% 10/23/15	175,000	176,989
Xstrata Finance Canada (b) 2.850% 11/10/14	250,000	256,222

		433,211

Iron & Steel — 1.3%
ArcelorMittal 4.250% 2/25/15	600,000	620,250
ArcelorMittal 9.500% 2/15/15	830,000	937,900
Commercial Metals Co. 5.625% 11/15/13	750,000	768,750
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	206,256

		2,533,156

Lodging — 0.1%
Hyatt Hotels Corp. (b) 5.750% 8/15/15	90,000	97,770

Machinery – Diversified — 0.2%
Roper Industries, Inc. 1.850% 11/15/17	350,000	352,864

Manufacturing — 1.4%
Harsco Corp 2.700% 10/15/15	235,000	237,207
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	635,000	690,026
Textron, Inc. 6.200% 3/15/15	900,000	980,326
Tyco Electronics Group SA 6.550% 10/01/17	700,000	837,084

		2,744,643

	Principal Amount	Value
Media — 0.3%
Globo Comunicacao e Participacoes SA (b) 4.875% 4/11/22	$225,000	$243,113
Scholastic Corp. 5.000% 4/15/13	320,000	320,403

		563,516

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	175,545

Mining — 0.7%
Vale Overseas Ltd. 6.250% 1/11/16	1,250,000	1,397,774

Office Equipment/Supplies — 0.5%
Pitney Bowes Inc, Series MTN, MTN 4.750% 1/15/16	95,000	99,861
Xerox Corp. 4.250% 2/15/15	90,000	94,801
Xerox Corp. 8.250% 5/15/14	665,000	717,566

		912,228

Oil & Gas — 1.2%
Chesapeake Energy Corp. 9.500% 2/15/15	240,000	271,200
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	35,500
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	373,669
Newfield Exploration Co. 6.875% 2/01/20	150,000	160,875
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	1,046,486
Transocean, Inc. 4.950% 11/15/15	340,000	367,875

		2,255,605

Oil & Gas Services — 0.3%
Superior Energy Services, Inc. 7.125% 12/15/21	200,000	223,750
Weatherford International Ltd. 4.500% 4/15/22	100,000	103,010
Weatherford International Ltd. 5.500% 2/15/16	225,000	245,683

		572,443

Packaging & Containers — 0.1%
Rock Tenn Co. 3.500% 3/01/20	225,000	230,007

Pharmaceuticals — 0.4%
AbbVie, Inc. (b) 1.750% 11/06/17	200,000	202,432
Mylan, Inc. (b) 7.625% 7/15/17	140,000	155,631

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mylan, Inc. (b) 7.875% 7/15/20	$350,000	$408,421

		766,484

Pipelines — 0.2%
Enogex LLC (b) 6.875% 7/15/14	305,000	321,153
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	35,000	37,398
Kern River Funding Corp. (b) 4.893% 4/30/18	54,002	59,007

		417,558

Real Estate — 1.8%
Colonial Realty LP 6.250% 6/15/14	1,000,000	1,056,303
ProLogis LP 5.625% 11/15/15	445,000	488,354
ProLogis LP 5.900% 8/15/13	300,000	305,127
ProLogis LP 6.625% 5/15/18	550,000	661,389
Regency Centers LP 5.250% 8/01/15	855,000	928,141

		3,439,314

Real Estate Investment Trusts (REITS) — 4.6%
American Tower Corp. 4.625% 4/01/15	900,000	959,721
Boston Properties LP 5.625% 4/15/15	1,000,000	1,092,943
Developers Diversified Realty Corp. 5.500% 5/01/15	880,000	950,866
Duke Realty LP 5.500% 3/01/16	250,000	275,113
Duke Realty LP 5.950% 2/15/17	550,000	629,221
Duke Realty LP 8.250% 8/15/19	200,000	259,018
Federal Realty Investment Trust 6.200% 1/15/17	800,000	927,997
HCP, Inc. 6.000% 1/30/17	550,000	636,655
Highwoods Realty LP 5.850% 3/15/17	275,000	308,505
Prologis 7.625% 8/15/14	346,000	374,425
Realty Income Corp. 2.000% 1/31/18	25,000	25,163
Realty, Inc. 5.950% 9/15/16	750,000	860,327
UDR, Inc. 5.250% 1/15/15	400,000	427,417
UDR, Inc. 5.250% 1/15/16	350,000	384,090

	Principal Amount	Value
UDR, Inc. 6.050% 6/01/13	$500,000	$504,229

		8,615,690

Retail — 0.2%
Best Buy Co., Inc. 7.250% 7/15/13	200,000	203,000
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	90,000	110,638

		313,638

Savings & Loans — 0.5%
Glencore Funding LLC (b) 6.000% 4/15/14	875,000	916,551

Software — 0.2%
ManTech International Corp. 7.250% 4/15/18	190,000	201,400
Oracle Corp. 1.200% 10/15/17	200,000	200,220

		401,620

Telecommunications — 2.3%
CenturyLink, Inc. 5.000% 2/15/15	785,000	828,205
CenturyLink, Inc. 5.500% 4/01/13	160,000	160,000
Frontier Communications Corp. 7.875% 4/15/15	255,000	291,019
MetroPCS Wireless, Inc. 7.875% 9/01/18	100,000	109,250
Qwest Corp. 8.375% 5/01/16	315,000	372,012
Telecom Italia Capital 5.250% 10/01/15	250,000	263,755
Telecom Italia Capital 6.175% 6/18/14	735,000	768,935
Telefonica Emisiones SAU 2.582% 4/26/13	550,000	550,541
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,065,000

		4,408,717

Transportation — 0.8%
Asciano Finance (b) 3.125% 9/23/15	940,000	968,460
Ryder System, Inc. 2.500% 3/01/18	475,000	487,092

		1,455,552

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	30,000	31,772
GATX Corp. 8.750% 5/15/14	220,000	238,375

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 7/11/14	$770,000	$782,143
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	200,000	206,937

		1,259,227

TOTAL CORPORATE DEBT (Cost $71,526,937)		72,679,776

MUNICIPAL OBLIGATIONS — 0.6%
Louisiana State Public Facilities Authority FRN 0.801% 4/26/27	190,000	191,927
North Carolina State Education Assistance Authority FRN 1.201% 1/26/26	350,000	353,070
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.751% 1/25/21	115,290	115,443
State of California 5.950% 4/01/16	75,000	85,901
State of Illinois 5.365% 3/01/17	400,000	446,072

		1,192,413

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,131,249)		1,192,413

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.8%
Automobile ABS — 2.5%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	292,786	294,695
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	7,484	7,485
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (b) 0.753% 3/15/20	201,855	201,663
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	300,000	306,545
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	290,941	290,618
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (b) 0.953% 11/07/23	400,000	401,749
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.953% 9/15/21	500,600	503,744

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (b) 2.200% 9/16/19	$350,000	$355,271
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (b) 1.140% 11/20/17	384,147	386,146
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (b) 1.430% 10/20/16	333,415	334,366
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (b) 1.620% 5/20/17	200,670	201,932
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	8,994	8,997
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (b) 1.470% 5/15/18	177,899	179,720
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (b) 1.960% 11/15/17	153,795	155,066
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (b) 3.740% 2/25/17	170,000	182,468
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	100,000	108,028
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (b) 2.550% 9/15/16	53,498	53,797
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	337,863	338,519
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	130,000	133,440
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	54,533	54,552
Wheels SPV LLC, Series 2012-1, Class A2 (b) 1.190% 3/20/21	277,282	279,082

		4,777,883

Commercial MBS — 5.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	325,000	376,167
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.194% 2/10/51	475,000	569,691

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	$295,000	$316,352
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	288,029
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	242,039
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	9,560	9,747
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	397,428	413,869
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	425,000	487,552
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.581% 4/12/38	481,942	495,190
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	128,333
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	400,000	441,735
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.773% 6/10/46	225,000	242,987
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	390,000	458,739
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	293,190	299,786
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	206,223	208,974
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	235,000	251,625
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	381,840	409,753

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.866% 7/10/38	$110,000	$124,127
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	540,828
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	555,140
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.891% 6/12/46	245,000	277,394
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	167,699	170,924
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	220,715
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	452,843
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	128,789	130,356
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	150,000	181,538
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	249,427	246,515
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.539% 8/15/39	495,431	519,341
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.539% 8/15/39	200,000	218,584
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	268,423
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	186,140
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	215,031

		9,948,467

Home Equity ABS — 2.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	145,240	142,141

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.554% 9/25/35	$144,700	$143,588
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	86,550	85,441
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	110,501	109,715
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.864% 6/25/35	194,272	190,881
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.789% 8/28/44	27,802	27,727
Bear Stearns Asset Backed Securities Trust, Series 2005-HE5, Class M1 FRN 0.654% 6/25/35	73,181	72,184
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.634% 4/25/35	36,795	36,527
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.304% 5/25/36	260	260
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	85,230	83,907
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.614% 12/25/33	61,032	61,046
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 1.000% 7/25/35	110,000	105,259
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.384% 4/25/36	22,732	22,678
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.664% 9/25/34	34,449	34,339
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.104% 2/25/35	102,644	81,074
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.494% 7/25/36	258,925	256,147
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.779% 10/25/35	261,004	259,156
First Frankin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	200,000	189,404

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	$152,133	$147,531
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.584% 9/25/35	80,492	80,326
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.634% 4/25/35	137,144	128,653
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.374% 8/25/36	117,319	114,348
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	78,752	78,519
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.733% 1/20/34	213,718	186,471
IXIS Real Estate Capital Trust 2005-HE3, Series 2005-HE3, Class M1 FRN 0.924% 12/25/35	133,188	131,608
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.984% 12/25/32	212,222	202,127
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.484% 8/25/45	3,044	3,015
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.954% 2/25/35	95,270	93,787
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.029% 6/25/35	368,038	343,440
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.939% 6/28/35	305,243	287,573
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class M2 FRN 0.704% 7/25/35	245,000	236,077
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.504% 6/25/35	166,780	166,564
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN 7.200% 10/25/28	106	113
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	146,636	142,402
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	246,002	242,402
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.704% 3/25/35	209,148	202,021

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	$114,570	$113,873
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.544% 3/25/36	90,335	89,624
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.564% 8/25/35	138,550	137,404
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 FRN (b) 0.754% 12/25/32	8,753	8,747

		5,038,099

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.463% 7/07/30	126,398	111,093

Other ABS — 3.1%
ARL First LLC, Series 2012-1A, Class A1 FRN (b) 1.953% 12/15/42	146,388	149,407
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.383% 8/18/21	370,564	365,030
CLI Funding LLC, Series 2013-1A (b) 2.830% 3/18/28	180,000	180,125
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	246,250	279,266
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.554% 7/15/24	212,051	218,461
Drug Royalty II LP, Series 2012-1, Class A1 FRN (b) 4.304% 1/15/25	244,222	244,222
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	225,000	221,327
Great America Leasing Receivables, Series 2012-1, Class A2 (b) 0.950% 3/17/14	249,790	250,004
Hercules Capital Funding Trust, Series 2012-1A, Class A (b) 3.320% 12/16/17	297,111	298,411
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.454% 6/02/17	250,000	254,770
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	100,000	105,459

	Principal Amount	Value
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (b) 4.809% 7/20/31	$349,479	$365,066
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	179,128	179,366
New York City Tax Lien, Series 2011-AA, Class A (b) 1.990% 12/10/24	55,429	55,494
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (b) (c) 0.880% 6/20/14	225,000	215,122
PFS Financing Corp., Series 2011-BA, Class A FRN (b) 1.703% 10/17/16	350,000	354,013
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (b) 0.353% 3/20/19	89,099	88,246
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (b) 1.203% 9/20/19	182,771	181,434
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	155,227	158,564
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	123,901	128,179
SVO VOI Mortgage LLC, Series 2010-AA, Class A (b) 3.650% 7/20/27	124,882	129,555
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (b) 2.000% 4/15/18	2,190	2,194
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (b) 0.450% 5/15/20	126,750	125,464
Textainer Marine Containers Ltd., Series 2012-1A, Class A (b) 4.210% 4/15/27	272,500	284,088
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.603% 10/15/15	124,000	126,439
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.703% 7/15/41	420,097	428,894
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.370% 11/26/21	399,667	390,965

		5,779,565

Student Loans ABS — 4.6%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	106,621	104,023

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2002-1, Class A2 FRN 0.464% 9/25/25	$28,224	$28,185
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	208,436	207,811
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	155,000	134,785
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.461% 4/25/21	4,492	4,404
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.551% 1/25/24	550,000	516,087
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	450,000	387,000
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.384% 12/28/21	89,572	89,486
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.440% 12/15/22	238,171	237,577
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	200,000	183,124
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	250,000	247,500
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	100,000	77,558
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.358% 5/25/23	214,380	212,763
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.388% 8/25/25	684,070	681,021
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 1.000% 10/28/41	232,024	228,881
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.803% 9/20/22	178,242	178,789
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	139,163	138,524
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.004% 4/25/46	132,886	134,717

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.401% 10/28/26	$188,762	$188,175
Northstar Education Finance, Inc., Series 2004-2 FRN 0.421% 4/28/16	164,549	164,430
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	163,253	161,685
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.381% 1/25/18	252,776	252,467
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.424% 1/15/19	404,089	402,542
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	670,000	631,500
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (b) 0.600% 12/15/16	400,000	400,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (b) 1.303% 12/15/21	194,043	195,172
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (b) 1.303% 8/15/23	220,683	222,207
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.603% 8/15/25	267,249	270,654
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.692% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.693% 12/15/16	145,000	145,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.694% 12/15/16	175,000	175,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (b) 1.853% 12/15/17	236,543	237,661
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	150,000	120,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.491% 10/28/28	59,533	59,386
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.751% 1/25/21	170,413	170,661

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container Finance LLC, Series 2012-1A, Class A, ABS, 144A (b) 4.210% 5/14/27	$293,333	$302,409
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.468% 5/25/30	533,080	533,067

		8,674,251

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.127% 8/25/34	30,392	29,070
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	203,090	204,631
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	6,177	6,226
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	3,099	2,717
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	4,449	4,235
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	127,499	100,724
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	121,336	73,092
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.534% 8/25/34	17,862	14,747
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	35,813	33,081
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	1,060	1,081
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	2,071	2,184
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	95	98
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	219,732	221,930
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.464% 7/25/35	50,548	49,417
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.692% 3/25/34	12,954	12,952

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.577% 4/25/44	$30,321	$30,399

		786,584

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	212,167	207,925
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	7,992	7,015

		214,940

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,500,448)		35,330,882

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 4.6%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	29,424	34,097
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	28,008	32,049

		66,146

Pass-Through Securities — 4.6%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	4,812	5,126
Pool #G11431 6.000% 2/01/18	3,922	4,215
Pool #E85301 6.500% 9/01/16	13,891	14,919
Pool #E85032 6.500% 9/01/16	1,879	2,000
Pool #E85409 6.500% 9/01/16	12,719	13,621
Pool #C01079 7.500% 10/01/30	980	1,145
Pool #C01135 7.500% 2/01/31	2,840	3,318
Pool #554904 9.000% 3/01/17	16	16
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	77,726	82,269
Pool #888586 2.369% 10/01/34	81,789	86,822
Pool #775539 2.662% 5/01/34	38,408	40,394
Pool #AO8629 3.500% 7/01/42	1,111,548	1,174,159
Pool #AP6609 3.500% 9/01/42	424,701	448,624

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #735925 5.000% 10/01/35	$330,315	$358,521
Pool #745275 5.000% 2/01/36	972,604	1,054,136
Pool #745515 5.000% 5/01/36	247,830	268,605
Pool #255148 5.500% 2/01/14	82	87
Pool #587994 6.000% 6/01/16	2,081	2,208
Pool #253880 6.500% 7/01/16	6,607	7,038
Pool #575667 7.000% 3/01/31	5,952	6,896
Pool #572577 7.000% 4/01/31	1,884	2,182
Pool #497120 7.500% 8/01/29	68	79
Pool #529453 7.500% 1/01/30	628	734
Pool #531196 7.500% 2/01/30	141	165
Pool #532418 7.500% 2/01/30	964	1,128
Pool #530299 7.500% 3/01/30	399	466
Pool #536386 7.500% 4/01/30	107	126
Pool #535996 7.500% 6/01/31	3,637	4,254
Pool #523499 8.000% 11/01/29	341	403
Pool #252926 8.000% 12/01/29	98	117
Pool #532819 8.000% 3/01/30	54	65
Pool #537033 8.000% 4/01/30	943	1,126
Pool #534703 8.000% 5/01/30	648	773
Pool #253437 8.000% 9/01/30	79	94
Pool #253481 8.000% 10/01/30	35	42
Pool #190317 8.000% 8/01/31	1,745	2,080
Pool #596656 8.000% 8/01/31	791	912
Pool #602008 8.000% 8/01/31	2,324	2,776
Pool #597220 8.000% 9/01/31	1,499	1,793

	Principal Amount	Value
Federal National Mortgage Association TBA
Pool #299 2.500% 8/01/27 (d)	$1,730,000	$1,794,740
Pool #3649 3.500% 1/01/42 (d)	250,000	263,301
Pool #45487 5.500% 1/01/35 (d)	944,000	1,028,739
Government National Mortgage Association
Pool #008746 1.625% 11/20/25	1,884	1,950
Pool #080136 1.625% 11/20/27	337	351
Pool #82488 3.000% 3/20/40	248,375	259,308
Pool #371146 7.000% 9/15/23	726	825
Pool #352022 7.000% 11/15/23	3,905	4,441
Pool #491089 7.000% 12/15/28	7,020	8,148
Pool #483598 7.000% 1/15/29	1,026	1,186
Pool #478658 7.000% 5/15/29	1,597	1,861
Pool #500928 7.000% 5/15/29	1,308	1,517
Pool #498541 7.000% 6/15/29	535	548
Pool #509546 7.000% 6/15/29	1,148	1,340
Pool #499410 7.000% 7/15/29	307	358
Pool #510083 7.000% 7/15/29	583	677
Pool #493723 7.000% 8/15/29	2,643	3,082
Pool #507093 7.000% 8/15/29	305	356
Pool #581417 7.000% 7/15/32	7,624	8,902
Pool #591581 7.000% 8/15/32	3,124	3,653
Pool #210946 7.500% 3/15/17	1,054	1,151
Pool #203940 7.500% 4/15/17	1,470	1,598
Pool #181168 7.500% 5/15/17	984	1,076
Pool #193870 7.500% 5/15/17	1,217	1,331
Pool #226163 7.500% 7/15/17	2,022	2,217

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	$232,493	$245,924
Government National Mortgage Association TBA
Pool #8299 4.500% 7/01/39 (d)	590,000	645,036
Pool #20274 6.000% 8/01/35 (d)	700,000	787,937

		8,664,987

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $8,723,730)		8,731,133

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds & Notes — 4.9%
U.S. Treasury Note 1.500% 8/31/18	3,965,000	4,099,128
U.S. Treasury Note 1.625% 8/15/22	75,000	74,032
U.S. Treasury Note (e) 2.125% 8/15/21	2,660,000	2,779,726
U.S. Treasury Notes 0.250% 5/31/14	2,255,000	2,256,619

		9,209,505

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,651,055)		9,209,505

TOTAL BONDS & NOTES (Cost $124,533,419)		127,143,709

TOTAL LONG-TERM INVESTMENTS (Cost $124,533,419)		127,143,709

SHORT-TERM INVESTMENTS — 35.0%
Commercial Paper — 34.9%
AGL Capital Corp. (b) 0.426% 4/01/13	4,000,000	3,999,860
American Electric Power Co., Inc. (b) 0.310% 4/03/13	3,525,000	3,524,848
AT&T, Inc. (b) 0.518% 7/22/13	4,000,000	3,993,483
Bacardi USA, Inc. (b) 0.314% 4/17/13	4,000,000	3,999,346
Canadian Natural Resources Ltd. (b) 0.355% 4/23/13	1,000,000	999,757
DCP Midstream LLC (b) 0.340% 4/17/13	1,700,000	1,699,695

	Principal Amount	Value
Devon Energy Corp. (b) 0.417% 8/26/13	$2,000,000	$1,996,583
Dominion Resources (b) 0.345% 4/08/13	4,000,000	3,999,622
Elsevier Finance SA (b) 0.400% 5/30/13	2,000,000	1,998,622
Enbridge Energy Partners (b) 0.370% 4/26/13	4,500,000	4,498,705
FMC Technologies, Inc. (b) 0.335% 4/16/13	3,000,000	2,999,505
Glencore Funding LLC 0.560% 5/21/13	4,250,000	4,246,496
Holcim US Finance Sarl & Cie (b) 0.500% 5/28/13	4,000,000	3,996,667
Johnson Controls, Inc. (b) 0.300% 4/03/13	4,000,000	3,999,833
Kroger Co. (b) 0.385% 4/09/13	3,500,000	3,499,594
Marriott International, Inc. (b) 0.386% 6/20/13	2,200,000	2,198,073
NextEra Energy Capital Holdings, Inc. (b) 0.345% 4/19/13	2,000,000	1,999,603
Sempra Energy Holding (b) 0.630% 4/18/13	3,000,000	2,998,950
United Healthcare Co. (b) 0.365% 6/24/13	3,000,000	2,997,390
Vodafone Group PLC (b) 0.570% 10/22/13	3,000,000	2,990,167
Volvo Group Treasury (b) 0.406% 4/23/13	3,000,000	2,999,168

		65,635,967

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/13	156,919	156,919

TOTAL SHORT-TERM INVESTMENTS (Cost $65,792,886)		65,792,886

TOTAL INVESTMENTS — 102.5% (Cost $190,326,305) (f)		192,936,595

Other Assets/(Liabilities) — (2.5)%		(4,679,910)

NET ASSETS — 100.0%		$188,256,685

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $3,726 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $90,967,836 or 48.32% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $215,122 or 0.11% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 7.0%
Chemicals — 3.4%
A. Schulman, Inc.	27,602	$871,119
Cytec Industries, Inc.	19,871	1,472,044
W.R. Grace & Co. (a)	12,760	989,028

		3,332,191

Forest Products & Paper — 1.5%
P.H. Glatfelter Co.	63,000	1,472,940

Mining — 2.1%
Compass Minerals International, Inc.	13,808	1,089,451
Kaiser Aluminum Corp.	15,220	983,973

		2,073,424

		6,878,555

Communications — 4.7%
Internet — 1.5%
TIBCO Software, Inc. (a)	70,776	1,431,091

Software — 0.5%
Splunk, Inc. (a)	13,206	528,636

Telecommunications — 2.7%
Aruba Networks, Inc. (a)	71,890	1,778,558
Finisar Corp. (a) (b)	64,614	852,259

		2,630,817

		4,590,544

Consumer, Cyclical — 10.9%
Automotive & Parts — 1.6%
Dana Holding Corp.	89,115	1,588,920

Distribution & Wholesale — 1.4%
Fossil, Inc. (a)	5,453	526,760
Pool Corp.	16,768	804,864

		1,331,624

Home Builders — 0.5%
Toll Brothers, Inc. (a)	15,608	534,418

Retail — 6.0%
Brinker International, Inc.	12,850	483,803
Dunkin’ Brands Group, Inc.	40,238	1,483,977
Nu Skin Enterprises, Inc. Class A (b)	23,430	1,035,606
Pier 1 Imports, Inc.	80,430	1,849,890
Texas Roadhouse, Inc.	52,300	1,055,937

		5,909,213

Storage & Warehousing — 1.4%
Mobile Mini, Inc. (a)	25,960	764,003
Wesco Aircraft Holdings, Inc. (a)	38,880	572,313

		1,336,316

		10,700,491

	Number of Shares	Value
Consumer, Non-cyclical — 20.5%
Biotechnology — 0.3%
Merrimack Pharmaceuticals, Inc. (a) (b)	39,170	$238,937

Commercial Services — 8.6%
Bright Horizons Family Solutions, Inc. (a)	15,680	529,827
KAR Auction Services, Inc.	74,360	1,489,431
Korn/Ferry International (a)	71,651	1,279,687
MAXIMUS, Inc.	11,795	943,246
Monro Muffler Brake, Inc. (b)	25,154	998,866
Robert Half International, Inc.	57,893	2,172,724
Team Health Holdings, Inc. (a)	28,610	1,040,832

		8,454,613

Foods — 1.5%
Flowers Foods, Inc.	44,980	1,481,641

Health Care – Products — 2.3%
Cepheid, Inc. (a)	22,260	854,116
Dexcom, Inc. (a)	45,669	763,586
Orthofix International NV (a)	18,043	647,202

		2,264,904

Health Care – Services — 4.9%
Community Health Systems, Inc.	22,540	1,068,171
HealthSouth Corp. (a)	56,201	1,482,020
WellCare Health Plans, Inc. (a)	39,340	2,280,146

		4,830,337

Pharmaceuticals — 2.9%
Achillion Pharmaceuticals, Inc. (a)	37,679	329,314
Medivation, Inc. (a)	10,058	470,413
Questcor Pharmaceuticals, Inc. (b)	21,352	694,794
Santarus, Inc. (a)	55,378	959,701
Sarepta Therapeutics, Inc. (a) (b)	10,660	393,887

		2,848,109

		20,118,541

Energy — 4.3%
Energy – Alternate Sources — 0.6%
Renewable Energy Group, Inc. (a)	81,469	626,497

Oil & Gas — 3.1%
CVR Energy, Inc. (c)	3,864	-
EPL Oil & Gas, Inc. (a)	90,648	2,430,273
Western Refining, Inc. (b)	17,190	608,698

		3,038,971

Pipelines — 0.6%
MPLX LP	15,510	580,849

		4,246,317

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.1%
Banks — 2.1%
CapitalSource, Inc.	94,266	$906,839
FirstMerit Corp.	71,965	1,189,581

		2,096,420

Diversified Financial — 3.2%
Financial Engines, Inc.	43,105	1,561,263
Ocwen Financial Corp. (a)	22,231	843,000
WisdomTree Investments, Inc. (a)	68,920	716,768

		3,121,031

Insurance — 1.6%
Alterra Capital Holdings Ltd.	13,668	430,542
AmTrust Financial Services, Inc. (b)	32,359	1,121,239

		1,551,781

Investment Companies — 1.8%
Home Loan Servicing Solutions Ltd.	74,030	1,727,120

Real Estate Investment Trusts (REITS) — 10.5%
Apollo Commercial Real Estate Finance, Inc.	7,240	127,352
Ares Commercial Real Estate Corp.	26,817	453,744
CapLease, Inc.	117,090	745,863
Chatham Lodging Trust	45,740	805,481
CYS Investments, Inc.	80,326	943,027
Hatteras Financial Corp.	64,340	1,764,846
LaSalle Hotel Properties	76,575	1,943,474
Mid-America Apartment Communities, Inc.	26,568	1,834,786
Starwood Property Trust, Inc.	61,993	1,720,926

		10,339,499

Savings & Loans — 3.9%
BankUnited, Inc.	71,549	1,833,085
First Niagara Financial Group, Inc.	138,380	1,226,047
Oritani Financial Corp.	46,170	715,173

		3,774,305

		22,610,156

Industrial — 16.0%
Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	17,868	1,077,262
Triumph Group, Inc.	6,340	497,690

		1,574,952

Building Materials — 0.1%
Boise Cascade Co. (a)	3,120	105,893

Electrical Components & Equipment — 0.9%
Greatbatch, Inc. (a)	30,715	917,457

Electronics — 2.4%
Imax Corp. (a) (b)	86,832	2,321,019

	Number of Shares	Value
Engineering & Construction — 1.5%
AECOM Technology Corp. (a)	19,467	$638,518
KBR, Inc.	26,275	842,902

		1,481,420

Environmental Controls — 1.5%
Waste Connections, Inc.	39,961	1,437,797

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	11,921	972,277

Machinery – Diversified — 1.0%
Wabtec Corp.	10,025	1,023,653

Packaging & Containers — 1.2%
Packaging Corporation of America	26,169	1,174,203

Transportation — 3.8%
Atlas Air Worldwide Holdings, Inc. (a)	15,740	641,562
Hub Group, Inc. Class A (a)	32,282	1,241,566
Old Dominion Freight Line, Inc. (a)	26,011	993,620
Swift Transportation Co. (a)	57,045	808,898

		3,685,646

Trucking & Leasing — 1.0%
The Greenbrier Cos., Inc. (a)	43,840	995,606

		15,689,923

Technology — 8.5%
Computers — 2.6%
Fortinet, Inc. (a)	78,055	1,848,343
j2 Global, Inc.	18,211	714,053

		2,562,396

Semiconductors — 4.8%
Cavium, Inc. (a)	33,810	1,312,166
Cirrus Logic, Inc. (a)	20,830	473,882
Semtech Corp. (a)	47,006	1,663,542
Skyworks Solutions, Inc. (a)	54,420	1,198,873

		4,648,463

Software — 1.1%
Guidewire Software, Inc. (a)	14,890	572,372
Servicenow, Inc. (a) (b)	13,690	495,578

		1,067,950

		8,278,809

Utilities — 1.1%
Gas — 0.6%
PAA Natural Gas Storage LP	26,135	559,028

Water — 0.5%
Aqua America, Inc.	17,462	549,005

		1,108,033

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $73,565,891)		$94,221,369

TOTAL EQUITIES (Cost $73,565,891)		94,221,369

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b) (c)	400	-

TOTAL RIGHTS (Cost $0)		-

MUTUAL FUNDS — 8.7%
Diversified Financial — 8.7%
State Street Navigator Securities Lending Prime Portfolio (d)	8,513,792	8,513,792

TOTAL MUTUAL FUNDS (Cost $8,513,792)		8,513,792

TOTAL LONG-TERM INVESTMENTS (Cost $82,079,683)		102,735,161

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$2,720,925	2,720,925

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	12,471	12,471

TOTAL SHORT-TERM INVESTMENTS (Cost $2,733,396)		2,733,396

TOTAL INVESTMENTS — 107.6% (Cost $84,813,079) (f)		105,468,557

Other Assets/(Liabilities) — (7.6)%		(7,465,250)

NET ASSETS — 100.0%		$98,003,307

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $8,303,547. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,720,928. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,777,394.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 87.8%
Basic Materials — 3.5%
Chemicals — 1.9%
LG Chem Ltd.	4,060	$971,177

Iron & Steel — 1.6%
POSCO	2,729	803,914

		1,775,091

Communications — 9.0%
Internet — 1.5%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	2,800	245,560
NHN Corp.	2,232	540,202

		785,762

Media — 2.5%
Naspers Ltd.	12,582	783,813
Sun TV Network Ltd.	65,614	471,250

		1,255,063

Telecommunications — 5.0%
China Mobile Ltd.	82,500	873,508
Mobile TeleSystems Sponsored ADR (Russia)	34,572	717,023
MTN Group Ltd.	24,904	437,334
SK Telecom Co. Ltd.	3,154	512,953

		2,540,818

		4,581,643

Consumer, Cyclical — 3.4%
Automotive & Parts — 2.2%
Hyundai Mobis	3,934	1,100,983

Retail — 1.2%
Golden Eagle Retail Group Ltd.	343,000	621,438

		1,722,421

Consumer, Non-cyclical — 7.1%
Agriculture — 2.2%
British American Tobacco PLC	8,953	482,633
KT&G Corp.	9,352	634,283

		1,116,916

Beverages — 1.4%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	7,077	704,515

Commercial Services — 0.5%
CCR SA	26,854	272,959

	Number of Shares	Value
Foods — 1.2%
Magnit OJSC GDR (Russia) (b)	13,383	$604,242

Health Care – Products — 1.0%
Hengan International Group Co. Ltd.	50,500	493,863

Household Products — 0.8%
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	121,712	424,997

		3,617,492

Diversified — 1.8%
Holding Company – Diversified — 1.8%
Bidvest Group Ltd.	29,644	781,307
Koc Holding AS	25,810	149,784

		931,091

Energy — 10.4%
Oil & Gas — 10.4%
CNOOC Ltd.	701,000	1,341,776
Gazprom OAO Sponsored ADR (Russia)	33,428	284,138
Kunlun Energy Co. Ltd	304,000	646,669
LUKOIL OAO Sponsored ADR (Russia)	6,421	414,092
NovaTek OAO GDR (Russia) (b)	8,647	932,146
Petroleo Brasileiro SA Sponsored ADR (Brazil)	29,964	543,847
Rosneft Oil Co. GDR (Russia) (b)	65,676	501,580
Sasol Ltd.	13,172	583,703

		5,247,951

Financial — 29.1%
Banks — 18.3%
Bank Zachodni WBK SA	5,631	435,716
China Construction Bank Corp. Class H	1,425,130	1,167,218
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (a)	33,972	524,188
HDFC Bank Ltd. ADR (India)	28,300	1,058,986
ICICI Bank Ltd.	40,024	775,891
Industrial & Commercial Bank of China	1,432,175	1,006,399
Kasikornbank PCL Sponsored ADR (Thailand)	36,000	256,290
KB Financial Group, Inc.	30,153	1,007,130
OTP Bank PLC	11,305	203,945
Powszechna Kasa Oszczednosci Bank Polski SA	38,211	405,655

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sberbank	368,916	$1,167,269
State Bank of India	19,083	731,258
Turkiye Halk Bankasi AS	52,800	564,891

		9,304,836

Diversified Financial — 4.2%
Bolsa Mexicana de Valores SAB de CV	160,095	459,798
CITIC Securities Co. Ltd.	220,000	474,920
Grupo Financiero Banorte SAB de CV Class O	42,237	338,950
Mega Financial Holding Co. Ltd.	1,087,261	881,463

		2,155,131

Insurance — 2.4%
Ping An Insurance Group Co. of China Ltd. Class H	155,500	1,207,122

Real Estate — 3.1%
Agile Property Holdings Ltd.	354,000	422,851
BR Malls Participacoes SA	29,277	364,523
China Overseas Land & Investment Ltd.	286,000	793,487

		1,580,861

Real Estate Investment Trusts (REITS) — 1.1%
Fibra Uno Administracion SA de CV	161,600	533,717

		14,781,667

Industrial — 12.0%
Building Materials — 3.7%
Anhui Conch Cement Co. Ltd. Class H	292,000	975,034
BBMG Corp.	625,000	509,503
Cemex SAB de CV Sponsored ADR (Mexico) (a)	33,088	404,005

		1,888,542

Electrical Components & Equipment — 1.2%
Bharat Heavy Electricals Ltd.	177,274	582,843

Electronics — 2.7%
Hon Hai Precision Industry Co. Ltd.	501,691	1,392,963

Engineering & Construction — 3.4%
China Communications Construction Co. Ltd. Class H	566,000	528,718
Hyundai Engineering & Construction Co. Ltd.	9,270	555,131
Larsen & Toubro Ltd.	24,869	626,981

		1,710,830

Machinery – Construction & Mining — 1.0%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	418,400	507,126

		6,082,304

	Number of Shares	Value

Technology — 11.5%
Semiconductors — 10.5%
Samsung Electronics Co., Ltd.	2,429	$3,308,306
SK Hynix, Inc. (a)	12,650	334,895
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	98,761	1,697,702

		5,340,903

Software — 1.0%
Tech Mahindra Ltd.	25,945	505,991

		5,846,894

TOTAL COMMON STOCK (Cost $43,321,019)		44,586,554

PREFERRED STOCK — 7.4%
Basic Materials — 2.3%
Iron & Steel — 0.8%
Usinas Siderurgicas de Minas Gerais SA Class A (a)	80,400	430,497

Mining — 1.5%
Vale SA Sponsored ADR 6.700%	45,470	751,619

		1,182,116

Consumer, Non-cyclical — 1.1%
Foods — 1.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.690%	10,100	533,852

Financial — 3.2%
Banks — 3.2%
Banco do Estado do Rio Grande do Sul SA Class B 4.89%	48,200	417,896
Itau Unibanco Holding SA 3.310%	66,263	1,180,159

		1,598,055

Utilities — 0.8%
Electric — 0.8%
Cia Energetica de Minas Gerais 23.030%	35,400	413,781

TOTAL PREFERRED STOCK (Cost $3,645,504)		3,727,804

TOTAL EQUITIES (Cost $46,966,523)		48,314,358

TOTAL LONG-TERM INVESTMENTS (Cost $46,966,523)		48,314,358

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.9%
Repurchase Agreement — 5.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (c)	$3,004,530	$3,004,530

TOTAL SHORT-TERM INVESTMENTS (Cost $3,004,530)		3,004,530

TOTAL INVESTMENTS — 101.1% (Cost $49,971,053) (d)		51,318,888

Other Assets/(Liabilities) — (1.1)%		(544,948)

NET ASSETS — 100.0%		$50,773,940

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, these securities amounted to a value of $2,037,968 or 4.01% of net assets.
(c)	Maturity value of $3,004,534. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $3,066,410.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML China Fund (“China Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (formerly known as MML Small/Mid Cap Equity Fund) (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Class II	Service Class	Service Class I
Blend Fund	2/3/1984	None	8/15/2008	None
China Fund	None	5/1/2009	None	8/27/2008
Equity Fund	12/31/1973	None	8/15/2008	None
High Yield Fund	None	5/3/2010	None	5/3/2010
Inflation-Protected and Income Fund	8/30/2002	None	8/15/2008	None
Managed Bond Fund	12/16/1981	None	8/15/2008	None
Money Market Fund	12/16/1981	None	Not available	None
Short-Duration Bond Fund	None	5/3/2010	None	5/3/2010
Small Cap Equity Fund	6/1/1998	None	8/15/2008	None
Strategic Emerging Markets Fund	None	5/1/2009	None	8/27/2008

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Notes to Portfolio of Investments (Unaudited) (Continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The High Yield Fund, Inflation-Protected and Income Fund, and Money Market Fund characterized all investments at Level 2, as of March 31, 2013. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2013, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$12,107,528	$-	$-	$12,107,528
Communications	51,590,787	-	-	51,590,787
Consumer, Cyclical	31,652,953	-	-	31,652,953
Consumer, Non-cyclical	93,420,495	-	-	93,420,495
Diversified	343,890	-	-	343,890
Energy	37,402,812	-	-	37,402,812
Financial	66,545,296	-	-	66,545,296
Industrial	41,132,706	-	-	41,132,706
Technology	49,260,770	-	-	49,260,770
Utilities	12,854,593	-	-	12,854,593

Total Common Stock	396,311,830	-	-	396,311,830

Preferred Stock
Consumer, Cyclical	-	37	-	37
Financial	523,600	-	-	523,600

Total Preferred Stock	523,600	37	-	523,637

Total Equities	396,835,430	37	-	396,835,467

Bonds & Notes
Total Corporate Debt	-	91,779,010	-	91,779,010

Total Municipal Obligations	-	1,014,905	-	1,014,905

Non-U.S. Government Agency Obligations
Automobile ABS	-	1,537,234	-	1,537,234
Commercial MBS	-	10,225,313	-	10,225,313
Home Equity ABS	-	5,933,583	-	5,933,583

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund (Continued)
Other ABS	$-	$4,187,152	$908,295	$5,095,447
Student Loans ABS	-	5,678,952	-	5,678,952
WL Collateral CMO	-	1,608,023	-	1,608,023
WL Collateral PAC	-	244,369	-	244,369

Total Non-U.S. Government Agency Obligations	-	29,414,626	908,295	30,322,921

Total Sovereign Debt Obligations	-	1,838,951	-	1,838,951

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	280,434	-	280,434
Pass-Through Securities	-	65,695,238	-	65,695,238

Total U.S. Government Agency Obligations and Instrumentalities	-	65,975,672	-	65,975,672

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	23,274,494	-	23,274,494

Total U.S. Treasury Obligations	-	23,274,494	-	23,274,494

Total Bonds & Notes	-	213,297,658	908,295	214,205,953

Total Long-Term Investments	396,835,430	213,297,695	908,295	611,041,420

Total Short-Term Investments	-	68,895,399	-	68,895,399

Total Investments	$396,835,430	$282,193,094	$908,295	$679,936,819

China Fund
Equities
Common Stock
Basic Materials	$-	$539,386	$-	$539,386
Communications	252,668	1,571,515	-	1,824,183
Consumer, Cyclical	-	1,026,790	-	1,026,790
Consumer, Non-cyclical	-	521,817	-	521,817
Energy	-	3,343,062	-	3,343,062
Financial	-	8,634,511	-	8,634,511
Industrial	252,309	4,291,917	-	4,544,226
Technology	226,635	416,304	-	642,939
Utilities	-	216,922	-	216,922

Total Common Stock	731,612	20,562,224	-	21,293,836

Total Equities	731,612	20,562,224	-	21,293,836

Total Mutual Funds	57,413	-	-	57,413

Total Long-Term Investments	789,025	20,562,224	-	21,351,249

Total Short-Term Investments	-	205,213	-	205,213

Total Investments	$789,025	$20,767,437	$-	$21,556,462

Equity Fund
Equities
Common Stock
Basic Materials	$17,347,338	$-	$-	$17,347,338

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Fund (Continued)
Communications	$77,633,424	$-	$-	$77,633,424
Consumer, Cyclical	67,007,210	-	-	67,007,210
Consumer, Non-cyclical	147,916,042	2,297,120	-	150,213,162
Energy	90,740,495	-	-	90,740,495
Financial	177,199,914	-	-	177,199,914
Industrial	78,293,957	-	-	78,293,957
Technology	36,647,874	-	-	36,647,874
Utilities	26,826,033	-	-	26,826,033

Total Common Stock	719,612,287	2,297,120	-	721,909,407

Total Equities	719,612,287	2,297,120	-	721,909,407

Total Mutual Funds	3,588,229	-	-	3,588,229

Total Long-Term Investments	723,200,516	2,297,120	-	725,497,636

Total Short-Term Investments	-	21,808,914	-	21,808,914

Total Investments	$723,200,516	$24,106,034	$-	$747,306,550

Managed Bond Fund
Equities
Preferred Stock
Financial	$2,487,100	$-	$-	$2,487,100

Total Preferred Stock	2,487,100	-	-	2,487,100

Total Equities	2,487,100	-	-	2,487,100

Bonds & Notes
Total Corporate Debt	-	475,521,877	-	475,521,877

Total Municipal Obligations	-	4,932,109	-	4,932,109

Non-U.S. Government Agency Obligations
Automobile ABS	-	8,153,452	-	8,153,452
Commercial MBS	-	55,103,128	-	55,103,128
Home Equity ABS	-	37,715,837	-	37,715,837
Other ABS	-	29,277,654	1,123,417	30,401,071
Student Loans ABS	-	26,352,700	-	26,352,700
WL Collateral CMO	-	4,460,326	-	4,460,326
WL Collateral PAC	-	918,051	-	918,051

Total Non-U.S. Government Agency Obligations	-	161,981,148	1,123,417	163,104,565

Total Sovereign Debt Obligations	-	9,931,572	-	9,931,572

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	349,510	-	349,510
Pass-Through Securities	-	349,349,963	-	349,349,963

Total U.S. Government Agency Obligations and Instrumentalities	-	349,699,473	-	349,699,473

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	160,053,661	-	160,053,661

Total U.S. Treasury Obligations	-	160,053,661	-	160,053,661

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Managed Bond Fund (Continued)
Total Bonds & Notes	$-	$1,162,119,840	$1,123,417		$1,163,243,257

Total Long-Term Investments	2,487,100	1,162,119,840	1,123,417		1,165,730,357

Total Short-Term Investments	-	21,908,936	-		21,908,936

Total Investments	$2,487,100	$1,184,028,776	$1,123,417		$1,187,639,293

Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$72,679,776	$-		$72,679,776

Total Municipal Obligations	-	1,192,413	-		1,192,413

Non-U.S. Government Agency Obligations
Automobile ABS	-	4,777,883	-		4,777,883
Commercial MBS	-	9,948,467	-		9,948,467
Home Equity ABS	-	5,038,099	-		5,038,099
Manufactured Housing ABS	-	111,093	-		111,093
Other ABS	-	5,564,443	215,122		5,779,565
Student Loans ABS	-	8,674,251	-		8,674,251
WL Collateral CMO	-	786,584	-		786,584
WL Collateral PAC	-	214,940	-		214,940

Total Non-U.S. Government Agency Obligations	-	35,115,760	215,122		35,330,882

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	66,146	-		66,146
Pass-Through Securities	-	8,664,987	-		8,664,987

Total U.S. Government Agency Obligations and Instrumentalities	-	8,731,133	-		8,731,133

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	9,209,505	-		9,209,505

Total U.S. Treasury Obligations	-	9,209,505	-		9,209,505

Total Bonds & Notes	-	126,928,587	215,122		127,143,709

Total Long-Term Investments	-	126,928,587	215,122		127,143,709

Total Short-Term Investments	-	65,792,886	-		65,792,886

Total Investments	$-	$192,721,473	$215,122		$192,936,595

Small Cap Equity Fund
Equities
Common Stock
Basic Materials	$6,878,555	$-	$-		$6,878,555
Communications	4,590,544	-	-		4,590,544
Consumer, Cyclical	10,700,491	-	-		10,700,491
Consumer, Non-cyclical	20,118,541	-	-		20,118,541
Energy	4,246,317	-	-	+	4,246,317
Financial	22,610,156	-	-		22,610,156
Industrial	15,689,923	-	-		15,689,923

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Small Cap Equity Fund (Continued)
Technology	$8,278,809	$-	$-		$8,278,809
Utilities	1,108,033	-	-		1,108,033

Total Common Stock	94,221,369	-	-		94,221,369

Total Equities	94,221,369	-	-		94,221,369

Rights
Consumer, Non-cyclical	-	-	-	+	-

Total Rights	-	-	-		-

Total Mutual Funds	8,513,792	-	-		8,513,792

Total Long-Term Investments	102,735,161	-	-		102,735,161

Total Short-Term Investments	-	2,733,396	-		2,733,396

Total Investments	$102,735,161	$2,733,396	$-		$105,468,557

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$-	$1,775,091	$-		$1,775,091
Communications	962,583	3,619,060	-		4,581,643
Consumer, Cyclical	-	1,722,421	-		1,722,421
Consumer, Non-cyclical	1,308,758	2,308,734	-		3,617,492
Diversified	-	931,091	-		931,091
Energy	1,475,993	3,771,958	-		5,247,951
Financial	1,583,174	13,198,493	-		14,781,667
Industrial	404,004	5,678,300	-		6,082,304
Technology	1,697,702	4,149,192	-		5,846,894

Total Common Stock	7,432,214	37,154,340	-		44,586,554

Preferred Stock
Basic Materials	751,619	430,497	-		1,182,116
Consumer, Non-cyclical	-	533,852	-		533,852
Financial	-	1,598,055	-		1,598,055
Utilities	-	413,781	-		413,781

Total Preferred Stock	751,619	2,976,185	-		3,727,804

Total Equities	8,183,833	40,130,525	-		48,314,358

Total Long-Term Investments	8,183,833	40,130,525	-		48,314,358

Total Short-Term Investments	-	3,004,530	-		3,004,530

Total Investments	$8,183,833	$43,135,055	$-		$51,318,888

+	Represents security at $0 value as of March 31, 2013.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Equity Risk	$355,917	$-	$-	$355,917
Interest Rate Risk	61,110	-	-	61,110
Inflation-Protected and Income Fund
Futures Contracts
Interest Rate Risk	2,506	-	-	2,506
Managed Bond Fund
Futures Contracts
Interest Rate Risk	287,852	-	-	287,852

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Swap Agreements
Credit Risk	$-	$(92,461)	$-	$(92,461)
Managed Bond Fund
Swap Agreements
Credit Risk	-	(541,278)	-	(541,278)
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	(210,888)	-	-	(210,888)
Swap Agreements
Credit Risk	-	(89,103)	-	(89,103)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2013.

	Blend Fund	High Yield Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Investments purchased/sold on a when-issued basis	X	X		X	X
Reverse repurchase agreements			X
Collateral held/pledged for reverse repurchase agreements			X

	China Fund	Equity Fund	Small Cap Equity Fund
Securities on loan	X	X	X

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$-	$1,571,482	$(1,571,482)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable,

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/13
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS†	$866,590	$-	$-	$41,705	$-	$-	$-	$-		$908,295	$41,705
Other ABS	399,204	-	(4,133)	2,749	-	(397,820)	-	-		-	-
Student Loans ABS	133,060	-	18,900	(6,960)	-	(145,000)	-	-		-	-

	$1,398,854	$-	$14,767	$37,494	$-	$(542,820)	$-	$-		$908,295	$41,705

Inflation-Protected and Income Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS	$2,630,208	$-	$(29,409)	$24,867	$-	$(1,305,666)	$-	$(1,320,000	)**	$-	$-

Managed Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS†	$1,071,835	$-	$-	$51,582	$-	$-	$-	$-		$1,123,417	$51,582
Other ABS	2,817,672	-	(25,151)	17,984	-	(2,060,505)	-	(750,000	)**	-	-
Student Loans ABS	565,505	-	80,325	(29,580)	-	(616,250)	-	-		-	-

	$4,455,012	$-	$55,174	$39,986	$-	$(2,676,755)	$-	$(750,000)		$1,123,417	$51,582

Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS†	$205,245	$-	$-	$9,877	$-	$-	$-	$-		$215,122	$9,877
Other ABS	608,260	-	(3,216)	1,974	-	(357,018)	-	(250,000	)**	-	-

	$813,505	$-	$(3,216)	$11,851	$-	$(357,018)	$-	$(250,000)		$215,122	$9,877

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/13		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/13
Small Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-
Rights
Consumer, Non-Cyclical	4		-	-	(4)	-	-	-	-	-	††	(4)

	$4		$-	$-	$(4)	$-	$-	$-	$-	$-		$(4)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of securities receiving a price directly from a pricing service rather than being fair valued.
***	Represents security at $0 value as of December 31, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of March 31, 2013.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2013, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund	Small Cap Equity Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A
Duration/Credit Quality Management	A		A	A
Income	A		A	A
Substitution for Direct Investment	A		A	A
Intention to Create Investment Leverage in Portfolio	M		M	M

Rights and Warrants
Result of a Corporate Action					A

*	Includes any options purchased or written on futures contracts, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts	$-	$355,917		$-	$61,110	$417,027

Liability Derivatives
Swap Agreements	$(92,461)	$-		$-	$-	$(92,461)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	165		-	141	306
Swap Agreements	$10,125,000	$-		$-	$-	$10,125,000

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-		$-	$2,506	$2,506

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-		-	9	9

Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$-		$-	$287,852	$287,852

Liability Derivatives
Swap Agreements	$(541,278)	$-		$-	$-	$(541,278)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-		-	918	918
Swap Agreements	$56,575,000	$-		$-	$-	$56,575,000

Short-Duration Bond Fund
Liability Derivatives
Futures Contracts	$-	$-		$-	$(210,888)	$(210,888)
Swap Agreements	(89,103)	-		-	-	(89,103)

Total Value	$(89,103)	$-		$-	$(210,888)	$(299,991)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-		-	195	195
Swap Agreements	$9,150,000	$-		$-	$-	$9,150,000

Small Cap Equity Fund
Asset Derivatives
Rights	$-	$-	+	$-	$-	$-

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	400		-	-	400

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for rights at March 31, 2013.
+	Represents security at $0 value as of March 31, 2013.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds at March 31, 2013, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
165	S&P 500 E Mini Index	6/21/13	$12,892,275	$355,917
59	U.S. Treasury Note 2 Year	6/28/13	13,006,735	5,044
82	U.S. Treasury Note 5 Year	6/28/13	10,172,484	56,066

				$417,027

Inflation-Protected and Income Fund
SELLS
9	Ultra Long U.S. Treasury Bond	6/19/13	$(1,418,344)	$2,506

Managed Bond Fund
BUYS
70	U.S. Treasury Note 10 Year	6/19/13	$9,238,906	$29,267
15	U.S. Treasury Bond 30 Year	6/19/13	2,167,031	28,069
545	U.S. Treasury Note 2 Year	6/28/13	120,146,954	33,602
288	U.S. Treasury Note 5 Year	6/28/13	35,727,750	196,914

				$287,852

Short-Duration Bond Fund
SELLS
114	U.S. Treasury Note 10 Year	6/19/13	$(15,046,219)	$(155,399)
81	U.S. Treasury Note 5 Year	6/28/13	(10,048,430)	(55,489)

				$(210,888)

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund
Credit Default Swaps
$2,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(45,376)	$21,727	$(23,649)

775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(2,408)	-	(2,408)

4,850,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(56,723)	6,855	(49,868)

2,200,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(26,031)	9,495	(16,536)

Managed Bond Fund*
Credit Default Swaps
24,500,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(483,353)	231,443	(251,910)

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(3,495)	-	(3,495)

19,250,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(225,138)	27,209	(197,929)

11,700,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(138,436)	50,492	(87,944)

Short-Duration Bond Fund
Credit Default Swaps
5,000,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(58,171)	6,761	(51,410)
2,350,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(46,362)	22,199	(24,163)
1,800,000	USD	12/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.19†	(21,189)	7,659	(13,530)

							(125,722)	36,619	(89,103)

USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC and Goldman Sachs & Co. amounted to $279,721 and $275,460 in securities, respectively, at March 31, 2013.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing

Notes to Portfolio of Investments (Unaudited) (Continued)

transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers

Notes to Portfolio of Investments (Unaudited) (Continued)

(“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on

Notes to Portfolio of Investments (Unaudited) (Continued)

its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Reverse repurchase agreements generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2013:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 1/04/13, 0.250%, to be repurchased on demand until 4/04/13 at value plus accrued interest.	$13,912,000
Agreement with Banque Paribas, dated 1/10/13, 0.230%, to be repurchased on demand until 4/10/13 at value plus accrued interest.	15,579,000
Agreement with Banque Paribas, dated 1/24/13, 0.250%, to be repurchased on demand until 4/25/13 at value plus accrued interest.	3,579,000
Agreement with Banque Paribas, dated 2/01/13, 0.230%, to be repurchased on demand until 5/01/13 at value plus accrued interest.	2,728,270
Agreement with Banque Paribas, dated 2/15/13, 0.240%, to be repurchased on demand until 5/15/13 at value plus accrued interest.	6,204,000
Agreement with Banque Paribas, dated 3/05/13, 0.220%, to be repurchased on demand until 6/05/13 at value plus accrued interest.	20,250,000
Agreement with Banque Paribas, dated 3/07/13, 0.230%, to be repurchased on demand until 6/05/13 at value plus accrued interest.	8,491,000
Agreement with Banque Paribas, dated 3/12/13, 0.220%, to be repurchased on demand until 6/13/13 at value plus accrued interest.	12,672,000
Agreement with Barclays Bank PLC, dated 3/26/13, 0.240%, to be repurchased on demand until 6/26/13 at value plus accrued interest.	22,219,313
Agreement with Daiwa Securities, dated 2/27/13, 0.230%, to be repurchased on demand until 5/28/13 at value plus accrued interest.	8,680,000
Agreement with Deutsche Bank AG, dated 1/11/13, 0.240%, to be repurchased on demand until 4/10/13 at value plus accrued interest.	26,489,649
Agreement with Deutsche Bank AG, dated 1/24/13, 0.240%, to be repurchased on demand until 4/24/13 at value plus accrued interest.	9,688,796
Agreement with Goldman Sachs & Co., dated 1/24/13, 0.230%, to be repurchased on demand until 4/26/13 at value plus accrued interest.	54,054,860
Agreement with Goldman Sachs & Co., dated 3/08/13, 0.250%, to be repurchased on demand until 4/09/13 at value plus accrued interest.	12,984,530
Agreement with Goldman Sachs & Co., dated 3/12/13, 0.220%, to be repurchased on demand until 4/10/13 at value plus accrued interest.	2,862,346

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Agreement with Goldman Sachs & Co., dated 3/19/13, 0.250%, to be repurchased on demand until 6/19/13 at value plus accrued interest.	$6,859,337
Agreement with HSBC Finance Corp., dated 1/24/13, 0.230%, to be repurchased on demand until 4/25/13 at value plus accrued interest.	22,553,750
Agreement with HSBC Finance Corp., dated 2/01/13, 0.190%, to be repurchased on demand until 5/01/13 at value plus accrued interest.	13,807,500
Agreement with HSBC Finance Corp., dated 2/27/13, 0.190%, to be repurchased on demand until 5/28/13 at value plus accrued interest.	2,946,300
Agreement with HSBC Finance Corp., dated 3/07/13, 0.210%, to be repurchased on demand until 6/07/13 at value plus accrued interest.	6,412,500
Agreement with HSBC Finance Corp., dated 3/12/13, 0.200%, to be repurchased on demand until 6/12/13 at value plus accrued interest.	32,897,500
Agreement with HSBC Finance Corp., dated 3/26/13, 0.100%, to be repurchased on demand until 4/02/13 at value plus accrued interest.	10,070,000
Agreement with Morgan Stanley, dated 2/14/13, 0.230%, to be repurchased on demand until 5/14/13 at value plus accrued interest.	22,184,009
Agreement with Morgan Stanley, dated 3/08/13, 0.230%, to be repurchased on demand until 6/06/13 at value plus accrued interest.	2,923,344

$341,049,003

Average balance outstanding	$123,074,671
Maximum balance outstanding	$363,484,960
Average interest rate	0.27%
Weighted average maturity	41 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities Lending

The Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, respectively, taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been

Notes to Portfolio of Investments (Unaudited) (Continued)

provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$530,819,827	$151,462,945	$(2,345,953)	$149,116,992
China Fund	19,674,853	2,319,891	(438,282)	1,881,609
Equity Fund	606,674,338	144,181,482	(3,549,270)	140,632,212
High Yield Fund	126,517,173	6,521,904	(801,338)	5,720,566
Inflation-Protected and Income Fund	685,578,791	44,640,023	(416,651)	44,223,372
Managed Bond Fund	1,145,476,934	47,406,888	(5,244,529)	42,162,359
Short-Duration Bond Fund	190,326,305	3,574,306	(964,016)	2,610,290
Small Cap Equity Fund	84,813,079	21,052,746	(397,268)	20,655,478
Strategic Emerging Markets Fund	49,971,053	3,788,494	(2,440,659)	1,347,835

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2013, is the same for financial reporting and federal income tax purposes.

4.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee

Notes to Portfolio of Investments (Unaudited) (Continued)

for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

5.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the June 30, 2013 semiannual financial statements.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective April 29, 2013, the Small/Mid Cap Equity Fund’s name changed to Small Cap Equity Fund. This name change, together with changes to the Fund’s investment policies, was approved by the Fund’s Trustees. Additional information regarding these changes can be found in the Fund’s prospectus dated May 1, 2013.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/28/13

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/28/13